BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
04/15/34 .................... USD 15,000 $ 14,556,760
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.61%,
04/15/34 .................... 1,000 909,568
Accredited Mortgage Loan Trust, Series 2004-
4, Class M2, (1-mo. LIBOR USD at 1.58%
Floor + 1.58%), 5.18%, 01/25/35
(a)
..... 488 444,512
AGL CLO 17 Ltd.
(a)(b)
Series 2022-17A, Class C, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
7.16%, 01/21/35 ............... 1,500 1,448,401
Series 2022-17A, Class E, (3-mo. CME
Term SOFR at 6.35% Floor + 6.35%),
11.41%, 01/21/35 .............. 1,000 931,136
AGL CLO 3 Ltd., Series 2020-3A, Class C, (3-
mo. LIBOR USD at 2.15% Floor + 2.15%),
7.41%, 01/15/33
(a)(b)
............... 2,000 1,915,566
AGL CLO 5 Ltd., Series 2020-5A, Class
A1R, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.41%, 07/20/34
(a)(b)
......... 4,000 3,925,037
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
04/20/32 .................... 2,500 2,421,468
Series 2018-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
04/20/32 .................... 1,000 945,288
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
04/15/34 .................... 4,000 3,851,729
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.26%,
04/15/34 .................... 3,100 2,942,313
Series 2021-2A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.00%,
07/20/34 .................... 14,000 13,637,701
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.25%,
07/20/34 .................... 5,000 4,780,631
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.30%,
07/20/34 .................... 2,500 2,294,562
Series 2021-2A, Class E, (3-mo. LIBOR
USD at 6.50% Floor + 6.50%), 11.75%,
07/20/34 .................... 1,325 1,233,858
Series 2021-3A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
01/25/35 .................... 5,000 4,924,114
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.31%,
01/25/35 .................... 3,000 2,890,393
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.36%,
01/25/35 .................... 1,000 952,050
AIG CLO Ltd., Series 2019-2A, Class AR, (3-
mo. LIBOR USD at 1.10% Floor + 1.10%),
6.36%, 10/25/33
(a)(b)
............... 7,300 7,207,785
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.86%,
10/17/34 .................... 1,500 1,451,463
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-AA, Class CR2, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
10/17/34 .................... USD 3,000 $ 2,887,802
Series 2015-AA, Class DR2, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.31%,
10/17/34 .................... 4,500 4,271,586
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.17%,
07/22/32 .................... 7,500 7,225,219
Series 2019-10A, Class DR, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.17%,
07/22/32 .................... 3,500 3,297,844
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (3-mo. LIBOR USD at 2.00% Floor +
2.00%), 7.26%, 10/17/34
(a)(b)
......... 4,500 4,319,140
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 6.69%, 01/17/32
(a)(b)
........ 10,000 9,768,337
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.21%, 10/17/34
(a)(b)
......... 1,500 1,436,222
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
2 2,036
Series 2018-F, Class C, 0.00%, 11/25/58 . 69 46,175
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.41%, 10/21/28
(a)(b)
......... 1,300 1,264,380
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (3-mo. LIBOR USD at 1.50% Floor +
1.50%), 6.76%, 01/17/31
(a)(b)
......... 1,000 972,038
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.44%, 06/13/31
(a)(b)
......... 1,000 964,139
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.65%, 01/19/33
(a)(b)
......... 2,000 1,973,376
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
LIBOR USD + 1.85%), 7.11%, 10/15/29
(a)(b)
3,500 3,462,894
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (3-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.06%, 11/02/30
(a)(b)
......... 1,742 1,729,092
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,559,797
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,585,877
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 7,019,238
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 3,441 3,110,608
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,324,962
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (3-mo. LIBOR USD at 2.30%
Floor + 2.30%), 7.57%, 07/22/32
(a)(b)
.... 700 666,750
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.45%, 07/20/34
(a)(b)
.... 7,000 6,859,733
Anchorage Capital CLO 18 Ltd., Series
2021-18A, Class A1, (3-mo. LIBOR USD +
1.15%), 6.41%, 04/15/34
(a)(b)
......... 1,000 977,559

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.45%,
01/20/35 .................... USD 1,300 $ 1,271,823
Series 2021-20A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
01/20/35 .................... 1,500 1,445,447
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 7.40%, 04/20/35
(a)(b)
5,000 4,653,971
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.77%,
01/28/31 .................... 3,400 3,350,900
Series 2014-3RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.12%,
01/28/31 .................... 1,250 1,198,877
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.12%,
01/28/31 .................... 600 575,922
Series 2014-4RA, Class D, (3-mo. LIBOR
USD at 2.60% Floor + 2.60%), 7.87%,
01/28/31 .................... 2,250 2,060,300
Anchorage Capital CLO 5-R Ltd., Series 2014-
5RA, Class C, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 7.11%, 01/15/30
(a)(b)
.... 1,850 1,797,951
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 7.01%, 07/15/32
(a)(b)
.... 1,000 973,784
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-1RA, Class E, (3-mo. LIBOR
USD at 5.50% Floor + 5.50%), 10.74%,
04/13/31 .................... 1,500 1,283,282
Series 2018-10A, Class A1A, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.46%,
10/15/31 .................... 7,650 7,569,766
Series 2018-10A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
10/15/31 .................... 3,000 2,915,420
Series 2018-10A, Class D, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.41%,
10/15/31 .................... 1,500 1,410,908
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (3-mo. EURIBOR at 6.45%
Floor + 6.45%), 9.63%, 04/15/34
(a)(c)
.... EUR 499 491,808
Apidos CLO XII, Series 2013-12A, Class
AR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 6.34%, 04/15/31
(a)(b)
......... USD 2,400 2,377,597
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.10%,
04/20/31 .................... 7,000 6,669,252
Series 2013-15A, Class DRR, (3-mo. LIBOR
USD at 2.70% Floor + 2.70%), 7.95%,
04/20/31 .................... 2,000 1,862,202
Apidos CLO XX, Series 2015-20A, Class
BRR, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.21%, 07/16/31
(a)(b)
......... 1,750 1,698,592
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXII, Series 2015-22A, Class
CR, (3-mo. LIBOR USD at 2.95% Floor +
2.95%), 8.20%, 04/20/31
(a)(b)
......... USD 1,000 $ 948,626
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.81%,
07/25/30 .................... 1,000 979,834
Series 2018-29A, Class B, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.16%,
07/25/30 .................... 1,000 953,400
Apidos CLO XXV Ltd., Series 2016-25A, Class
A1R, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 6.42%, 10/20/31
(a)(b)
......... 4,500 4,449,668
Apidos CLO XXXII, Series 2019-32A, Class
C, (3-mo. LIBOR USD at 2.40% Floor +
2.40%), 7.65%, 01/20/33
(a)(b)
......... 1,000 983,773
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.42%, 10/24/34
(a)(b)
......... 1,300 1,275,201
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 01/20/35
(a)(b)
......... 14,000 13,692,104
Apidos CLO XXXVI, Series 2021-36A, Class
D, (3-mo. LIBOR USD at 2.90% Floor +
2.90%), 8.15%, 07/20/34
(a)(b)
......... 1,000 935,984
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (3-mo. EURIBOR at 4.40%
Floor + 4.40%), 7.58%, 10/15/30
(a)(c)
.... EUR 219 220,367
Ares L CLO Ltd., Series 2018-50A, Class
BR, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.86%, 01/15/32
(a)(b)
......... USD 6,000 5,847,982
Ares LIII CLO Ltd., Series 2019-53A, Class
C, (3-mo. LIBOR USD at 2.65% Floor +
2.65%), 7.92%, 04/24/31
(a)(b)
......... 4,500 4,405,687
Ares LV CLO Ltd., Series 2020-55A, Class
BR, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 6.96%, 07/15/34
(a)(b)
......... 1,000 967,541
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 10/20/34
(a)(b)
......... 7,500 7,323,814
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 4,500 1,561,950
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 7.05%, 07/20/30
(a)(b)
......... 1,000 946,936
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. LIBOR USD at 1.30%
Floor + 1.30%), 6.23%, 05/24/30
(a)(b)
.... 1,000 977,955
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (3-mo. LIBOR USD at 3.10% Floor +
3.10%), 8.36%, 04/17/33
(a)(b)
......... 7,250 6,688,316
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (3-mo. LIBOR
USD + 1.17%), 6.43%, 10/15/30 .... 2,890 2,872,178
Series 2015-4A, Class A3R, (3-mo. LIBOR
USD + 1.50%), 6.76%, 10/15/30 .... 1,500 1,464,020
Series 2015-4A, Class BR, (3-mo. LIBOR
USD + 1.80%), 7.06%, 10/15/30 .... 1,017 979,327
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (3-mo. LIBOR
USD at 1.40% Floor + 1.40%), 6.66%,
07/15/30 .................... 1,500 1,468,887
Series 2015-35RA, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.16%,
07/15/30 .................... 1,000 966,737

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. LIBOR USD at 1.55%
Floor + 1.55%), 6.51%, 11/27/31
(a)(b)
.... USD 5,500 $ 5,356,426
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. LIBOR USD +
1.10%), 6.37%, 07/26/31
(a)(b)
......... 2,000 1,973,278
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. LIBOR USD at 1.18%
Floor + 1.18%), 6.45%, 10/24/31
(a)(b)
.... 1,700 1,676,420
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 7,360
Atrium XIV LLC, Series 14A, Class C, (3-mo.
LIBOR USD at 1.95% Floor + 1.95%),
7.21%, 08/23/30
(a)(b)
............... 1,000 968,088
Atrium XV, Series 15A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.02%,
01/23/31
(a)(b)
.................... 1,000 977,512
Aurium CLO II DAC, Series 2X, Class ERR,
(3-mo. EURIBOR at 6.08% Floor + 6.08%),
8.97%, 06/22/34
(a)(c)
............... EUR 200 196,587
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
7.31%, 04/15/31
(a)(c)
............... 670 622,888
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.36%,
10/17/32 .................... USD 1,250 1,186,608
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.41%,
10/17/32 .................... 1,000 922,178
Series 2021-3A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 6.43%,
07/24/34 .................... 6,750 6,612,279
Series 2021-7A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.37%,
01/22/35 .................... 2,250 2,115,495
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.83%,
04/18/35 .................... 5,000 4,773,031
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.18%,
04/18/35 .................... 7,000 6,578,461
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.18%,
04/18/35 .................... 2,500 2,197,925
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.20%,
10/20/31 .................... 4,500 4,306,321
Series 2020-2A, Class CR, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.20%,
10/20/31 .................... 2,000 1,891,872
Bardot CLO Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.17%, 10/22/32
(a)(b)
......... 3,250 3,133,753
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (3-mo. LIBOR USD at 2.10% Floor +
2.10%), 7.35%, 03/09/34
(a)(b)
......... 1,000 926,579
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. LIBOR USD at 3.45% Floor +
3.45%), 8.71%, 10/15/36
(a)(b)
......... 2,000 1,717,045
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. LIBOR USD at 2.05% Floor +
2.05%), 7.32%, 01/25/35
(a)(b)
......... 2,000 1,861,054
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
04/15/34 .................... USD 3,000 $ 2,766,954
Series 2021-19A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.51%,
04/15/34 .................... 3,000 2,615,892
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.37%, 12/19/32
(a)(b)
......... 5,000 4,910,566
BBAM European CLO I DAC, Series 1X, Class
ER, (3-mo. EURIBOR at 5.91% Floor +
5.91%), 9.12%, 07/22/34
(a)(c)
......... EUR 200 194,380
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.05%, 08/19/38
(a)(b)
............... USD 4,860 4,823,550
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. LIBOR
USD at 1.25% Floor + 1.25%), 5.61%,
01/25/35 .................... 462 453,600
Series 2006-HE7, Class 1A2, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.36%,
09/25/36 .................... 498 474,307
Series 2007-HE2, Class 22A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.16%,
03/25/37 .................... 2,081 1,842,449
Series 2007-HE2, Class 23A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.16%,
03/25/37 .................... 2,244 1,988,692
Series 2007-HE3, Class 2A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.16%,
04/25/37 .................... 3,621 5,053,778
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. LIBOR
USD at 1.73% Floor + 1.73%), 5.43%,
04/25/34
(a)
..................... 1,779 1,717,941
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. LIBOR USD
at 1.10% Floor + 1.10%), 6.35%, 01/20/31
(a)
(b)
........................... 1,455 1,440,754
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.61%,
01/15/33 .................... 7,000 6,945,685
Series 2019-19A, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
01/15/33 .................... 4,250 4,159,114
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.41%,
07/18/31 .................... 2,200 2,174,460
Series 2018-15A, Class A2A, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
07/18/31 .................... 1,000 974,989
Bilbao CLO II DAC, Series 2X, Class DR,
(3-mo. EURIBOR at 5.97% Floor + 5.97%),
8.67%, 08/20/35
(a)(c)
............... EUR 700 674,808
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.07%,
01/19/35 .................... USD 7,500 7,251,473
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.52%,
01/19/35 .................... 5,000 4,725,627

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Birch Grove CLO Ltd., Series 19A, Class
CR, (3-mo. LIBOR USD at 2.20% Floor +
2.20%), 7.07%, 06/15/31
(a)(b)
......... USD 2,000 $ 1,904,378
BlueMountain CLO DAC, Series 2021-1X,
Class E, (3-mo. EURIBOR at 5.41% Floor +
5.41%), 8.59%, 04/15/34
(a)(c)
......... EUR 300 287,451
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. LIBOR USD + 1.18%), 6.45%,
10/22/30
(a)(b)
.................... USD 874 865,675
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 8.90%, 02/25/34
(a)(c)
........ EUR 700 681,000
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.16%, 04/21/35
(a)(b)
......... USD 1,500 1,423,954
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 7.00%, 07/20/34
(a)(b)
.... 5,000 4,858,616
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
07/18/34 .................... 9,000 8,731,879
Series 2019-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
07/18/34 .................... 2,500 2,370,611
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.16%,
07/15/31 .................... 1,500 1,418,394
Series 2016-2A, Class BR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
10/15/31 .................... 1,250 1,214,472
Series 2017-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
07/15/30 .................... 5,000 4,837,258
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.18%,
04/15/35 .................... 2,000 1,865,808
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.16%,
07/15/31 .................... 1,000 940,341
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.31%,
07/15/34 .................... 1,000 926,688
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.41%,
07/15/34 .................... 1,000 920,372
Series 2020-3A, Class C, (3-mo. LIBOR
USD at 2.50% Floor + 2.50%), 7.76%,
01/15/34 .................... 1,000 961,469
Capital Four CLO II DAC, Series 2X, Class E,
(3-mo. EURIBOR at 5.91% Floor + 5.91%),
9.09%, 01/15/34
(a)(c)
............... EUR 300 289,537
Carlyle C17 CLO Ltd., Series C17A, Class
BR, (3-mo. LIBOR USD + 1.85%), 6.65%,
04/30/31
(a)(b)
.................... USD 1,000 964,625
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.85%,
04/20/31 .................... 2,700 2,634,001
Series 2019-3A, Class A2R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.95%,
10/20/32 .................... 5,000 4,887,870
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-3A, Class BR, (3-mo. LIBOR
USD at 2.30% Floor + 2.30%), 7.55%,
10/20/32 .................... USD 4,000 $ 3,903,154
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. LIBOR USD at
0.25% Floor + 0.25%), 5.27%, 04/25/36
(a)
2,876 2,509,083
CarVal CLO I Ltd., Series 2018-1A, Class
D, (3-mo. LIBOR USD + 2.89%), 8.15%,
07/16/31
(a)(b)
.................... 1,995 1,861,358
CarVal CLO III Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.20%, 07/20/32
(a)(b)
......... 7,000 6,691,831
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.00%,
07/20/34 .................... 6,500 6,239,643
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.50%,
07/20/34 .................... 5,000 4,499,957
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.46%,
10/15/34 .................... 2,000 1,911,382
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.51%,
10/15/34 .................... 3,000 2,783,629
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. LIBOR USD + 3.70%), 8.95%,
04/20/29
(a)(b)
.................... 1,000 944,813
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. LIBOR
USD + 1.25%), 6.50%, 07/20/30 .... 932 925,151
Series 2020-13A, Class A, (3-mo. LIBOR
USD at 1.43% Floor + 1.43%), 6.68%,
01/20/34 .................... 4,000 3,947,733
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. LIBOR USD + 1.65%),
6.92%, 07/23/34
(a)(b)
............... 5,000 4,816,159
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 1,599,750
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. LIBOR USD at 1.10%
Floor + 1.10%), 6.36%, 07/17/31
(a)(b)
.... 1,750 1,728,381
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. LIBOR USD at 3.31%
Floor + 3.31%), 8.56%, 04/20/34
(a)(b)
.... 1,950 1,773,186
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 8.79%, 01/15/34
(a)(c)
.... EUR 200 193,095
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. LIBOR
USD at 1.30% Floor + 1.30%), 6.59%,
04/27/31 .................... USD 1,700 1,675,713
Series 2013-4A, Class DRR, (3-mo. LIBOR
USD at 2.80% Floor + 2.80%), 8.09%,
04/27/31 .................... 1,000 944,423
Series 2014-2RA, Class A3, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.17%,
04/24/30 .................... 500 482,044
Series 2014-3A, Class CR2, (3-mo. LIBOR
USD + 2.35%), 7.62%, 10/22/31 .... 1,000 967,712
Series 2015-1A, Class CRR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.17%,
01/22/31 .................... 1,000 963,617

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-1A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
10/21/31 .................... USD 7,000 $ 6,815,203
Series 2017-3A, Class A1, (3-mo. LIBOR
USD at 1.22% Floor + 1.22%), 6.47%,
07/20/30 .................... 3,251 3,230,181
Series 2017-5A, Class B, (3-mo. LIBOR
USD + 1.85%), 7.11%, 11/16/30 ..... 500 480,980
Series 2018-1A, Class B, (3-mo. LIBOR
USD + 1.40%), 6.66%, 04/18/31 .... 1,000 979,488
Series 2018-4A, Class A1, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.41%,
10/17/31 .................... 2,700 2,675,095
Series 2018-4A, Class B, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.36%,
10/17/31 .................... 2,000 1,948,673
Series 2019-5A, Class A2RS, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
01/15/35 .................... 2,200 2,129,044
Series 2019-6A, Class A1, (3-mo. LIBOR
USD at 1.33% Floor + 1.33%), 6.59%,
01/16/33 .................... 8,500 8,489,519
Series 2019-6A, Class D, (3-mo. LIBOR
USD at 3.95% Floor + 3.95%), 9.21%,
01/16/33 .................... 1,150 1,115,042
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
04/25/33 .................... 10,500 10,078,269
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.26%,
07/15/36 .................... 1,500 1,419,662
Series 2021-6A, Class A, (3-mo. LIBOR
USD at 1.40% Floor + 1.14%), 6.40%,
10/15/34 .................... 600 593,031
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. LIBOR USD
at 0.47% Floor + 0.47%), 5.49%, 08/25/36
(a)
2,886 2,555,365
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.45%,
10/20/30 .................... 5,765 5,706,922
Series 2015-1A, Class BR, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.85%,
10/20/30 .................... 3,000 2,933,336
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 338 337,354
Series 1997-7, Class M1, 7.03%, 07/15/28 1,719 1,617,617
Contego CLO IX DAC, Series 9X, Class E,
(3-mo. EURIBOR at 6.01% Floor + 6.01%),
9.22%, 01/24/34
(a)(c)
............... EUR 472 450,811
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
LIBOR USD at 0.34% Floor + 0.34%),
5.36%, 07/25/37
(a)(b)
............... USD 1,264 832,008
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.11%, 12/15/34
(a)(c)
.... EUR 200 195,609
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 0.00%, 04/15/35
(a)(c)
.... 400 436,352
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 6.43%, 10/20/30
(a)(b)
......... USD 832 823,720
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 7.31%, 07/18/30
(a)(b)
.... 2,000 1,911,771
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (3-mo. LIBOR USD at 2.25% Floor
+ 2.25%), 7.51%, 07/15/30
(a)(b)
........ USD 1,000 $ 971,638
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.01%, 01/17/32
(a)(b)
......... 8,000 7,715,575
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (3-mo. LIBOR USD at 3.75% Floor +
3.75%), 9.01%, 01/16/32
(a)(b)
......... 1,000 943,175
Dryden 86 CLO Ltd., Series 2020-86A, Class
DR, (3-mo. LIBOR USD at 3.20% Floor +
3.20%), 8.46%, 07/17/34
(a)(b)
......... 6,000 5,424,363
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 7.31%, 04/15/28
(a)(b)
.... 5,250 5,080,121
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class CR, (3-mo. LIBOR USD +
1.85%), 7.11%, 04/15/29
(a)(b)
......... 6,000 5,836,300
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (3-mo. LIBOR USD at
3.15% Floor + 3.15%), 8.01%, 08/15/30
(a)(b)
1,500 1,415,349
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.41%,
01/15/34 .................... 3,500 3,354,579
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.46%,
10/15/30 .................... 1,000 961,316
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
04/15/31 .................... 2,500 2,461,580
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.31%,
10/15/34 .................... 3,500 3,320,211
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.36%,
10/15/34 .................... 3,000 2,813,365
Elevation CLO Ltd., Series 2017-8A, Class
C, (3-mo. LIBOR USD + 2.05%), 7.31%,
10/25/30
(a)(b)
.................... 3,000 2,890,403
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.70%,
10/20/33 .................... 2,500 2,485,564
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 4.40% Floor + 4.40%), 9.65%,
10/20/33 .................... 2,000 1,969,488
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
04/15/33 .................... 1,250 1,222,050
Series 2020-1A, Class D, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.41%,
04/15/33 .................... 5,500 5,297,539
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.15%, 07/20/34
(a)(b)
......... 1,500 1,433,583
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. LIBOR USD at 3.10% Floor +
3.10%), 8.35%, 10/20/34
(a)(b)
......... 2,000 1,921,815
Elmwood CLO VII Ltd., Series 2020-4A, Class
A, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.65%, 01/17/34
(a)(b)
......... 2,000 1,979,487
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. LIBOR USD at 2.95% Floor +
2.95%), 8.20%, 10/20/34
(a)(b)
......... 2,000 1,901,560

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (1-mo. LIBOR
USD at 0.50% Floor + 0.50%), 5.52%,
06/25/36 .................... USD 1,450 $ 1,262,473
Series 2006-FF13, Class A1, (1-mo. LIBOR
USD at 0.24% Floor + 0.24%), 5.26%,
10/25/36 .................... 3,186 2,108,143
Series 2006-FF13, Class A2C, (1-mo.
LIBOR USD at 0.32% Floor + 0.32%),
5.34%, 10/25/36 ............... 1,868 1,244,974
Series 2006-FF17, Class A5, (1-mo. LIBOR
USD at 0.15% Floor + 0.15%), 5.17%,
12/25/36 .................... 2,317 2,101,298
Series 2006-FFH1, Class M1, (1-mo. LIBOR
USD at 0.56% Floor + 0.56%), 5.58%,
01/25/36 .................... 5,329 5,029,506
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/17/39 .................... 6,000 5,600,008
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,663,547
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo. LIBOR
USD at 0.98% Floor + 0.98%), 5.84%,
05/15/30 .................... 2,650 2,629,942
Series 2017-1A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.76%,
05/15/30 .................... 1,000 960,937
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (3-mo. LIBOR USD at 3.79% Floor +
3.79%), 8.71%, 11/20/33
(a)(b)
......... 1,000 969,256
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.12%,
07/19/34 .................... 2,000 1,903,459
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.17%,
07/19/34 .................... 2,500 2,377,488
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,387,919
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 7.82%, 10/19/39
(a)(b)
......... 8,500 8,459,642
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (3-mo. LIBOR USD at 2.60% Floor +
2.60%), 7.85%, 04/20/31
(a)(b)
......... 1,800 1,672,603
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (3-mo. LIBOR USD + 1.70%), 6.96%,
01/15/31
(a)(b)
.................... 500 469,747
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (3-mo. LIBOR USD at 1.02% Floor
+ 1.02%), 5.89%, 05/16/31
(a)(b)
........ 3,000 2,959,312
Generate CLO 2 Ltd., Series 2A, Class AR, (3-
mo. LIBOR USD at 1.15% Floor + 1.15%),
6.42%, 01/22/31
(a)(b)
............... 7,608 7,532,162
Generate CLO 3 Ltd., Series 3A, Class DR,
(3-mo. LIBOR USD + 3.60%), 8.85%,
10/20/29
(a)(b)
.................... 2,000 1,934,990
Generate CLO 6 Ltd., Series 6A, Class CR, (3-
mo. LIBOR USD at 2.45% Floor + 2.45%),
7.72%, 01/22/35
(a)(b)
............... 1,000 945,061
Generate CLO 7 Ltd., Series 7A, Class A1, (3-
mo. LIBOR USD at 1.37% Floor + 1.37%),
6.64%, 01/22/33
(a)(b)
............... 3,000 2,948,753
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B1, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 7.00%, 10/20/34 USD 8,500 $ 8,214,353
Series 9A, Class C, (3-mo. LIBOR USD at
2.25% Floor + 2.25%), 7.50%, 10/20/34 3,000 2,801,770
Series 9A, Class D, (3-mo. LIBOR USD at
3.35% Floor + 3.35%), 8.60%, 10/20/34 3,000 2,646,706
Series 9A, Class E, (3-mo. LIBOR USD at
6.85% Floor + 6.85%), 12.10%, 10/20/34 1,000 917,045
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.19% Floor +
1.19%), 6.45%, 10/15/30
(a)(b)
......... 2,250 2,231,349
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
04/20/34
(a)(b)
.................... 9,500 9,044,601
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
LIBOR USD at 1.60% Floor + 1.60%),
6.85%, 07/20/34
(a)(b)
............... 1,000 966,972
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. LIBOR
USD + 1.30%), 6.55%, 04/20/30
(a)(b)
.... 2,000 1,969,712
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.27%,
04/24/31
(a)(b)
.................... 1,000 962,631
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
10/20/32 .................... 2,000 1,938,404
Series 2019-5A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.40%,
10/20/32 .................... 1,000 944,466
GoldenTree Loan Management US CLO 6
Ltd., Series 2019-6A, Class BR, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
6.85%, 04/20/35
(a)(b)
............... 800 773,677
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (3-mo. LIBOR USD at
1.60% Floor + 1.60%), 6.40%, 10/29/29
(a)(b)
900 894,507
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 6.37%,
07/20/31 .................... 3,300 3,273,790
Series 2015-10A, Class C1R, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.35%,
07/20/31 .................... 1,000 975,666
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.20%,
10/20/34 .................... 3,000 2,872,057
Series 2021-11A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.25%,
10/20/34 .................... 1,000 928,743
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. LIBOR USD at
1.32% Floor + 1.32%), 6.57%, 01/20/34
(a)(b)
2,500 2,470,107
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class C, (3-mo. LIBOR USD at
2.80% Floor + 2.80%), 8.05%, 01/20/34
(a)(b)
2,000 1,974,150
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. LIBOR USD at
1.80% Floor + 1.80%), 7.05%, 07/20/34
(a)(b)
5,915 5,761,660

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (3-mo. LIBOR USD at
3.20% Floor + 3.20%), 8.45%, 07/20/34
(a)(b)
USD 2,500 $ 2,386,466
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 6.44%, 01/25/35
(a)(b)
1,000 975,488
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 6.12%, 12/15/34 .. GBP 100 93,440
Series B2,  (Sterling Overnight Index
Average + 2.20%), 6.38%, 03/15/36
(c)
. 100 93,823
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 4,616 3,395,154
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (3-mo. LIBOR USD at 2.30% Floor +
2.30%), 7.56%, 04/15/34
(a)(b)
......... 1,500 1,395,619
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.71%),
7.78%, 04/15/33 ............... 3,000 2,884,393
Series 2020-3RA, Class CR, (3-mo. CME
Term SOFR at 3.35% Floor + 3.61%),
8.68%, 04/15/33 ............... 1,000 901,310
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (3-mo. LIBOR USD at 3.00% Floor +
3.00%), 8.26%, 01/27/31
(a)(b)
......... 450 410,399
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. LIBOR USD at 2.30% Floor +
2.30%), 7.55%, 01/20/30
(a)(b)
......... 1,000 968,321
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. LIBOR
USD at 0.70% Floor + 0.70%), 5.72%,
12/25/35
(a)
................... 1,025 435,997
Series 2006-4, Class 1A1, 3.61%,
03/25/36
(a)
................... 2,656 1,888,380
Series 2006-5, Class 1A1, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.38%,
03/25/36
(a)
................... 3,538 1,111,592
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
................... 3,295 797,326
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.16%,
11/25/36 .................... 6,540 3,054,793
Series 2006-HE6, Class A4, (1-mo. LIBOR
USD at 0.48% Floor + 0.48%), 5.50%,
08/25/36 .................... 1,411 1,115,813
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. LIBOR USD + 2.10%),
7.37%, 07/28/31
(a)(b)
............... 1,000 978,380
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (3-mo. LIBOR
USD at 1.37% Floor + 1.37%), 6.63%,
04/15/33 .................... 7,500 7,399,392
Series 2020-IA, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
04/15/33 .................... 2,000 1,948,044
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.46%,
07/15/34 .................... 7,000 6,875,154
Series 2021-4A, Class A2, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.11%,
07/15/34 .................... 1,250 1,224,036
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. LIBOR USD at 1.45% Floor +
1.45%), 6.25%, 11/30/32
(a)(b)
......... USD 11,000 $ 10,851,808
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.40%, 04/20/34
(a)(b)
......... 1,750 1,652,862
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.60%,
01/30/35 .................... 3,500 3,372,530
Series 2021-5A, Class D, (3-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.30%,
01/30/35 .................... 3,000 2,774,512
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.60%,
01/20/33 .................... 11,050 10,878,138
Series 2019-1A, Class B1, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.45%,
01/20/33 .................... 2,500 2,455,288
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
8.75%, 10/15/31
(a)(c)
............... EUR 235 226,648
Henley CLO IV DAC, Series 4X, Class E,
(3-mo. EURIBOR at 5.25% Floor + 5.25%),
8.51%, 04/25/34
(a)(c)
............... 300 287,355
Highbridge Loan Management Ltd., Series 12A-
18, Class B, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 7.11%, 07/18/31
(a)(b)
.... USD 1,000 963,802
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,672 7,996,425
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (3-mo. LIBOR USD at 1.95%
Floor + 1.95%), 7.20%, 07/20/30
(a)(b)
.... 1,000 952,728
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.16%,
07/15/34 .................... 500 464,569
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.85%,
04/20/35 .................... 3,125 2,992,653
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.20%,
04/20/35 .................... 5,000 4,744,981
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.10%,
04/20/35 .................... 2,550 2,355,202
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
11.25%, 07/15/32
(a)(c)
.............. EUR 204 196,023
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. LIBOR USD at 1.10% Floor
+ 1.10%), 6.05%, 01/17/38
(a)(b)
........ USD 2,744 2,737,383
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. LIBOR USD at
0.80% Floor + 0.80%), 5.82%, 07/25/36
(a)
2,975 2,554,645
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
LIBOR USD at 2.10% Floor + 2.10%),
7.36%, 07/18/30
(a)(b)
............... 8,050 7,716,042
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.84%,
10/15/32 .................... 4,250 4,113,297
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.24%,
10/15/32 .................... 1,450 1,385,814

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
LIBOR USD at 1.70% Floor + 1.70%),
6.95%, 10/20/34
(a)(b)
............... USD 3,657 $ 3,474,328
KKR CLO 41 Ltd., Series 2022-41A, Class D,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.24%, 04/15/35
(a)(b)
......... 5,250 4,736,295
KKR CLO Ltd., Series 22A, Class D, (3-mo.
LIBOR USD + 3.10%), 8.35%, 07/20/31
(a)(b)
1,200 1,131,048
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
LIBOR USD at 1.65% Floor + 1.65%),
6.90%, 07/20/30
(a)(b)
............... 350 338,591
Lehman XS Trust, Series 2007-20N, Class
A1, (1-mo. LIBOR USD at 1.15% Floor +
2.30%), 7.32%, 12/25/37
(a)
.......... 6,197 6,193,305
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. LIBOR
USD at 0.52% Floor + 0.52%), 5.54%,
08/25/45 .................... 1,703 1,618,978
Series 2006-4, Class 1A, (1-mo. LIBOR
USD at 0.30% Floor + 0.30%), 5.32%,
05/25/36 .................... 21,649 12,280,572
Series 2006-6, Class 2A3, (1-mo. LIBOR
USD at 0.30% Floor + 0.30%), 5.32%,
07/25/36 .................... 5,816 2,342,405
Series 2006-7, Class 1A, (1-mo. LIBOR
USD at 0.31% Floor + 0.31%), 5.33%,
08/25/36 .................... 6,464 3,462,227
Series 2006-WL3, Class 2A4, (1-mo. LIBOR
USD at 0.60% Floor + 0.60%), 5.62%,
01/25/36 .................... 1,433 1,276,055
Lucali CLO Ltd., Series 2020-1A, Class D, (3-
mo. LIBOR USD at 3.60% Floor + 3.60%),
8.86%, 01/15/33
(a)(b)
............... 2,250 2,113,252
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.19%,
07/27/30 .................... 4,080 3,940,060
Series 2016-20A, Class DR, (3-mo. LIBOR
USD + 3.00%), 8.29%, 07/27/30 .... 1,315 1,243,481
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class C, (3-mo. LIBOR USD at 2.20%
Floor + 2.20%), 7.46%, 10/18/30
(a)(b)
.... 5,450 5,307,789
Madison Park Funding XXVI Ltd., Series
2017-26A, Class AR, (3-mo. LIBOR USD +
1.20%), 6.00%, 07/29/30
(a)(b)
......... 3,486 3,465,581
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. LIBOR
USD + 1.80%), 7.05%, 04/20/30 .... 1,600 1,540,993
Series 2018-27A, Class C, (3-mo. LIBOR
USD + 2.60%), 7.85%, 04/20/30 .... 1,000 943,763
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.42%,
01/23/31 .................... 600 584,957
Series 2018-31A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.27%,
01/23/31 .................... 750 718,587
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.79%, 10/15/32 ............... 6,000 5,854,464
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.19%, 10/15/32 ............... 4,750 4,625,490
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.09%, 10/15/32 ............... USD 2,000 $ 1,893,157
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. LIBOR USD at 1.50% Floor
+ 1.50%), 6.76%, 12/18/30
(a)(b)
........ 1,500 1,444,200
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
8.85%, 01/16/34
(a)(c)
............... EUR 100 98,231
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. LIBOR USD at
0.52% Floor + 0.52%), 5.54%, 06/25/36
(a)(b)
USD 1,966 1,727,998
MF1 Ltd., Series 2021-FL7, Class A, (1-mo.
LIBOR USD at 1.08% Floor + 1.08%),
6.04%, 10/16/36
(a)(b)
............... 3,050 2,954,688
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.80%,
10/20/30 .................... 5,862 5,725,513
Series 2017-1A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.15%,
10/20/30 .................... 2,000 1,933,281
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
. 605 144,585
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (3-mo. LIBOR
USD + 2.15%), 7.41%, 10/21/30 .... 1,500 1,436,251
Series 2014-18A, Class CR2, (3-mo. LIBOR
USD + 3.00%), 8.26%, 10/21/30 .... 1,250 1,158,927
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. LIBOR USD at
6.50% Floor + 6.50%), 11.76%, 07/15/34
(a)(b)
2,600 2,320,501
Neuberger Berman CLO XXI Ltd., Series
2016-21A, Class DR2, (3-mo. LIBOR USD
at 3.30% Floor + 3.30%), 8.55%, 04/20/34
(a)
(b)
........................... 1,000 943,752
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
10/17/30 .................... 800 781,040
Series 2016-22A, Class CR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.46%,
10/17/30 .................... 1,000 964,881
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
10/18/30 .................... 2,000 1,919,522
Series 2017-26A, Class D, (3-mo. LIBOR
USD at 2.65% Floor + 2.65%), 7.91%,
10/18/30 .................... 3,250 3,044,559
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (3-mo. LIBOR
USD + 2.60%), 7.86%, 01/15/30
(a)(b)
.... 1,000 940,645
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.36%,
10/19/31
(a)(b)
.................... 500 466,379
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (3-mo. LIBOR
USD at 1.34% Floor + 1.34%), 6.60%,
01/19/33
(a)(b)
.................... 8,450 8,377,207
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
07/20/31
(a)(b)
.................... 1,563 1,518,160

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
04/16/33
(a)(b)
.................... USD 1,000 $ 964,379
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.38%,
10/14/35
(a)(b)
.................... 12,250 12,017,543
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (3-mo. EURIBOR
at 5.52% Floor + 5.52%), 8.70%, 04/17/34
(a)
(c)
........................... EUR 188 182,648
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.. USD 5,006 4,143,498
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.44%, 12/21/29
(a)(b)
.... 4,380 4,349,626
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (3-mo. EURIBOR at 5.66%
Floor + 5.66%), 8.31%, 05/15/34
(a)(c)
.... EUR 100 95,451
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 6.37%,
10/20/34 .................... USD 4,418 4,360,414
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.20%,
10/20/34 .................... 2,500 2,418,294
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
453 432,740
Series 1999-C, Class A2, 7.48%, 08/15/27 2,421 2,010,826
Series 2001-D, Class A3, 5.90%, 09/15/23
(a)
315 155,536
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
6 6,380
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.17%,
04/26/31 .................... 3,100 2,827,813
Series 2014-6A, Class A1R, (3-mo. LIBOR
USD at 1.26% Floor + 1.26%), 6.52%,
10/17/30 .................... 10,800 10,715,422
Series 2014-6A, Class A2R, (3-mo. LIBOR
USD at 1.72% Floor + 1.72%), 6.98%,
10/17/30 .................... 7,500 7,331,621
Series 2015-10A, Class CR2, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.32%,
01/26/34 .................... 3,700 3,548,815
Series 2015-10A, Class DR2, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.22%,
01/26/34 .................... 2,000 1,864,147
Series 2016-11A, Class A1AR, (3-mo.
LIBOR USD at 1.27% Floor + 1.27%),
6.54%, 10/26/30 ............... 956 949,310
Series 2018-15A, Class A3, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.95%,
07/20/31 .................... 1,000 974,615
Series 2019-16A, Class CR, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.06%,
04/10/33 .................... 2,500 2,370,159
Series 2019-17A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.25%,
07/20/32 .................... 6,000 5,716,504
Series 2019-17A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
07/20/32 .................... 1,500 1,403,139
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-19A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.35%,
10/20/34 .................... USD 7,500 $ 7,000,719
Series 2020-19A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.40%,
10/20/34 .................... 1,000 920,524
Series 2021-22A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
12/02/34 .................... 4,500 4,252,847
Series 2021-22A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
12/02/34 .................... 1,250 1,136,926
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.18%,
01/15/32 .................... EUR 298 301,413
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 9.58%,
01/15/32 .................... 200 182,677
Series 2019-3X, Class ER, (3-mo.
EURIBOR at 6.02% Floor + 6.02%),
9.22%, 04/20/33 ............... 400 383,182
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.86%,
07/15/30 .................... USD 6,000 5,845,700
Series 2016-1A, Class CR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
07/15/30 .................... 2,250 2,107,034
Series 2016-1A, Class DR, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 8.11%,
07/15/30 .................... 1,250 1,108,322
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (3-mo. LIBOR USD +
2.10%), 7.36%, 07/15/30
(a)(b)
......... 1,500 1,416,744
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (3-mo. LIBOR USD at
2.25% Floor + 2.25%), 7.52%, 10/24/30
(a)(b)
4,000 3,851,898
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (3-mo. LIBOR USD at
3.10% Floor + 3.10%), 8.37%, 01/24/33
(a)(b)
1,532 1,392,772
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. LIBOR USD at
1.40% Floor + 1.40%), 6.65%, 01/20/30
(a)(b)
2,000 1,952,376
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. LIBOR USD at
2.60% Floor + 2.60%), 7.85%, 01/20/31
(a)(b)
1,000 891,029
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.40%,
01/20/35 .................... 3,000 2,854,502
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.60%,
01/20/35 .................... 3,000 2,693,117
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
10/15/33 .................... 8,500 8,206,716
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.41%,
10/15/33 .................... 3,800 3,668,852
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 8.46%,
10/15/33 .................... 4,250 3,983,548

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. LIBOR
USD at 1.18% Floor + 1.18%), 6.10%,
11/18/31 .................... USD 13,212 $ 13,057,286
Series 2014-1A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.62%,
11/18/31 .................... 1,500 1,464,023
Series 2014-1A, Class CRR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.12%,
11/18/31 .................... 1,000 946,428
OHA Credit Funding 11 Ltd., Series 2022-11A,
Class D, (3-mo. CME Term SOFR at 3.60%
Floor + 3.60%), 8.63%, 07/19/33
(a)(b)
.... 1,000 972,581
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.46%,
04/21/34 .................... 1,500 1,463,709
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.56%,
04/21/34 .................... 1,000 957,593
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. LIBOR USD at 1.14%
Floor + 1.14%), 6.39%, 07/02/35
(a)(b)
.... 2,000 1,963,204
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. LIBOR USD at 3.15%
Floor + 3.15%), 8.40%, 07/20/34
(a)(b)
.... 1,000 966,677
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. LIBOR USD at 2.90%
Floor + 2.90%), 7.82%, 02/20/34
(a)(b)
.... 5,970 5,684,064
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. LIBOR USD at 2.95%
Floor + 2.95%), 8.20%, 01/20/32
(a)(b)
.... 400 380,467
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (3-mo. LIBOR
USD + 1.50%), 6.76%, 01/21/30 .... 1,000 978,605
Series 2017-14A, Class C, (3-mo. LIBOR
USD + 1.80%), 7.06%, 01/21/30 .... 1,500 1,445,349
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. LIBOR USD at 1.15% Floor
+ 1.15%), 6.41%, 10/18/34
(a)(b)
........ 13,500 13,279,028
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 8.47%,
01/19/37 .................... 4,750 4,446,831
Series 2016-1A, Class CR, (3-mo. LIBOR
USD + 1.95%), 7.20%, 01/20/33 .... 2,250 2,166,723
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.11%,
10/17/31 .................... 2,950 2,842,928
Series 2014-1A, Class A2R2, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.71%,
01/17/31 .................... 6,650 6,506,182
Series 2014-1A, Class CR2, (3-mo. LIBOR
USD at 2.65% Floor + 2.65%), 7.91%,
01/17/31 .................... 2,100 1,988,914
Series 2015-1A, Class CR4, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 7.77%,
05/21/34 .................... 4,100 3,825,000
Series 2015-2A, Class A1R2, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.35%,
07/20/30 .................... 6,740 6,683,988
Series 2015-2A, Class CR2, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 8.00%,
07/20/30 .................... 1,400 1,321,677
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class A2, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.71%,
04/18/31 .................... USD 10,000 $ 9,810,923
Series 2018-1A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
04/18/31 .................... 2,000 1,930,583
Series 2018-2A, Class A2, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
07/16/31 .................... 1,000 981,192
Series 2019-1A, Class A1R, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.02%,
11/14/34 .................... 7,000 6,864,723
Series 2019-1A, Class A2R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.57%,
11/14/34 .................... 7,000 6,763,532
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.87%,
11/14/34 .................... 2,500 2,398,302
Series 2019-1A, Class CR, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 7.92%,
11/14/34 .................... 3,750 3,497,080
Series 2020-3A, Class BR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.81%,
11/15/31 .................... 2,000 1,961,546
Series 2020-3A, Class CR, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 7.81%,
11/15/31 .................... 1,500 1,442,560
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.95%,
04/20/34 .................... 7,000 6,713,057
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
07/15/34 .................... 2,000 1,928,396
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.16%,
07/15/34 .................... 4,000 3,776,855
Series 2021-3A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
01/15/35 .................... 7,000 6,858,623
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.21%,
01/15/35 .................... 5,000 4,854,931
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.21%,
01/15/35 .................... 2,000 1,871,994
Series 2021-4A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
10/15/34 .................... 7,250 7,099,635
Series 2021-4A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.21%,
10/15/34 .................... 4,850 4,712,800
Series 2021-4A, Class D, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.21%,
10/15/34 .................... 7,000 6,677,147
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.85%,
04/20/35 .................... 1,000 970,579
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.10%,
04/20/35 .................... 3,500 3,323,015
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.10%,
04/20/35 .................... 3,250 3,090,370

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.72%,
08/23/31 .................... USD 2,600 $ 2,523,218
Series 2018-1A, Class A2R, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.85%,
10/20/31 .................... 4,700 4,558,137
Series 2019-1A, Class C, (3-mo. LIBOR
USD at 3.85% Floor + 3.85%), 8.71%,
05/15/32 .................... 2,500 2,233,818
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.51%,
07/15/34 .................... 6,000 5,702,983
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.16%, 08/19/35
(a)(b)
............... 37,250 37,017,187
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
10/18/34 .................... 5,000 4,809,829
Series 2018-2A, Class CR, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.51%,
10/18/34 .................... 2,350 2,214,356
Pikes Peak CLO 6, Series 2020-6A, Class
BR2, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 6.62%, 05/18/34
(a)(b)
......... 1,000 967,631
Pikes Peak CLO 8, Series 2021-8A, Class
B, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.00%, 07/20/34
(a)(b)
......... 2,000 1,940,136
Pikes Peak CLO 9, Series 2021-9A, Class
B, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.04%, 10/27/34
(a)(b)
......... 7,000 6,769,626
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
10/15/34 .................... 10,000 9,650,078
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.46%,
10/15/34 .................... 3,500 3,318,386
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.56%,
10/15/34 .................... 1,200 1,110,068
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.25%,
04/20/35 .................... 1,750 1,613,730
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.45%,
10/18/34 .................... 6,000 5,866,509
Series 2020-4A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
10/18/34 .................... 3,000 2,879,385
Series 2020-4A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.36%,
10/18/34 .................... 1,250 1,153,790
Prima Capital CRE Securitization Ltd.
(b)
Series 2015-4A, Class C, 4.00%, 08/24/49 2,460 2,395,098
Series 2016-6A, Class C, 4.00%, 08/24/40 16,500 14,836,028
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... 3,000 2,873,395
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 11,859,354
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,136,440
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... USD 3,500 $ 3,272,954
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,485 7,130,192
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 5,989 4,827,531
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 18,801,268
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,290,602
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... 2,000 1,925,656
Providus CLO III DAC, Series 3X, Class ER,
(3-mo. EURIBOR at 6.26% Floor + 6.26%),
9.43%, 07/18/34
(a)(c)
............... EUR 300 300,777
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.02%,
04/23/34 .................... USD 3,750 3,558,905
Series 2021-10A, Class D, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 8.02%,
04/23/34 .................... 2,000 1,836,290
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.85%,
10/30/34 .................... 1,375 1,279,219
Series 2021-12A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 7.85%,
10/30/34 .................... 3,375 3,105,608
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
01/15/35 .................... 3,500 3,299,603
Series 2021-14A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.26%,
01/15/35 .................... 1,000 899,157
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.90%,
01/20/34 .................... 7,000 6,783,131
Series 2021-15A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
01/20/34 .................... 1,650 1,585,071
Series 2021-15A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.30%,
01/20/34 .................... 2,900 2,670,570
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 6.34%,
10/15/31 .................... 5,375 5,304,431
Series 2018-2A, Class BR, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.76%,
10/15/31 .................... 5,000 4,843,923
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (3-mo. LIBOR
USD at 1.48% Floor + 1.48%), 6.74%,
04/15/32 .................... 15,500 15,396,596
Series 2019-3A, Class BR, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.81%,
04/15/32 .................... 4,000 3,881,700
Rad CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.97%,
07/24/32 .................... 3,000 2,921,207

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-5A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.42%,
07/24/32 .................... USD 3,500 $ 3,321,658
Rad CLO 9 Ltd., Series 2020-9A, Class A1, (3-
mo. LIBOR USD at 1.40% Floor + 1.40%),
6.66%, 01/15/34
(a)(b)
............... 1,250 1,234,736
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.53%,
10/25/39
(a)(b)
.................... 12,482 12,372,767
Regatta Funding LP, Series 2013-2A, Class
CR2, (3-mo. LIBOR USD + 3.70%), 8.96%,
01/15/29
(a)(b)
.................... 4,500 4,371,845
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
04/17/30 .................... 10,000 9,912,774
Series 2017-1A, Class C, (3-mo. LIBOR
USD at 2.45% Floor + 2.45%), 7.71%,
04/17/30 .................... 1,000 970,577
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.40%, 04/20/34
(a)(b)
......... 1,000 969,781
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.01%,
06/20/34 .................... 750 721,398
Series 2016-1A, Class DR2, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.01%,
06/20/34 .................... 2,000 1,894,521
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. LIBOR USD at 1.25% Floor
+ 1.25%), 6.51%, 10/17/30
(a)(b)
........ 3,157 3,138,316
Regatta X Funding Ltd., Series 2017-3A, Class
C, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 7.06%, 01/17/31
(a)(b)
......... 1,500 1,452,201
Regatta XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
10/15/32 .................... 10,000 9,850,831
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.36%,
10/15/32 .................... 1,000 950,221
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. LIBOR USD + 2.10%),
7.36%, 07/15/31
(a)(b)
............... 1,250 1,217,132
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (3-mo. LIBOR USD at 3.30% Floor
+ 3.30%), 8.56%, 10/25/31
(a)(b)
........ 1,000 950,386
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.31%,
01/15/33 .................... 6,700 6,590,798
Series 2019-2A, Class D, (3-mo. LIBOR
USD at 3.90% Floor + 3.90%), 9.16%,
01/15/33 .................... 1,000 961,169
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. LIBOR USD at 2.55% Floor
+ 2.55%), 7.81%, 10/15/33
(a)(b)
........ 500 494,735
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
01/20/35 .................... 3,000 2,832,547
Series 2021-4A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.30%,
01/20/35 .................... 2,000 1,909,794
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
01/18/34 .................... USD 1,000 $ 944,055
Series 2016-3A, Class DRR, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.51%,
01/18/34 .................... 1,250 1,135,207
Rockfield Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.95% Floor + 5.95%),
9.13%, 07/16/34
(a)(c)
............... EUR 357 351,916
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.90%,
04/20/34 .................... USD 3,500 3,344,278
Series 2017-3A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
10/20/30 .................... 2,300 2,210,690
Series 2018-1A, Class B, (3-mo. LIBOR
USD at 1.72% Floor + 1.72%), 6.64%,
05/20/31 .................... 1,000 969,825
Series 2018-2A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 6.41%,
10/20/31 .................... 3,500 3,463,024
Series 2018-2A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.05%,
10/20/31 .................... 1,125 1,093,011
Series 2018-2A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.45%,
10/20/31 .................... 700 671,625
Series 2018-2A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
10/20/31 .................... 1,600 1,467,576
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
04/20/34 .................... 1,500 1,329,520
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.92%,
08/20/32 .................... 5,500 5,253,965
Series 2020-1A, Class A, (3-mo. LIBOR
USD + 1.28%), 6.53%, 01/20/32 .... 10,000 9,879,239
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.35%,
07/20/34 .................... 2,000 1,862,944
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.50%,
07/20/34 .................... 1,250 1,122,332
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.40%,
10/20/34 .................... 3,000 2,821,952
RR 5 Ltd., Series 2018-5A, Class B, (3-mo.
LIBOR USD at 2.25% Floor + 2.25%),
7.51%, 10/15/31
(a)(b)
............... 1,250 1,207,234
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 7.06%, 04/17/34
(a)(b)
......... 630 609,893
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
07/21/34 .................... 9,500 9,089,838
Series 2021-9A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.31%,
07/21/34 .................... 2,000 1,872,674
Signal Peak CLO 2 LLC, Series 2015-1A, Class
CR2, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.15%, 04/20/29
(a)(b)
......... 2,000 1,920,927

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.42%,
10/26/34 .................... USD 5,000 $ 4,650,420
Series 2017-4A, Class DR, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 8.47%,
10/26/34 .................... 2,300 2,023,273
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.30%,
04/30/32 .................... 5,000 4,945,715
Series 2019-1A, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.80%,
04/30/32 .................... 5,380 5,251,993
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.95%,
07/20/34 .................... 3,000 2,911,197
Series 2021-19A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.25%,
07/20/34 .................... 1,000 948,242
Series 2021-19A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.25%,
07/20/34 .................... 4,000 3,718,157
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. LIBOR USD at 1.24% Floor
+ 1.24%), 6.49%, 01/20/34
(a)(b)
........ 8,500 8,370,408
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. LIBOR USD at 2.90% Floor
+ 2.90%), 8.15%, 04/20/34
(a)(b)
........ 1,755 1,627,361
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (3-mo. LIBOR USD at 1.18%
Floor + 1.18%), 6.45%, 10/26/31
(a)(b)
.... 6,600 6,520,323
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. LIBOR USD at 2.25%
Floor + 2.25%), 7.51%, 07/15/34
(a)(b)
.... 2,250 2,082,883
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. LIBOR USD at 1.70%
Floor + 1.70%), 6.96%, 04/25/34
(a)(b)
.... 3,350 3,174,892
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (3-mo. LIBOR USD at 1.28%
Floor + 1.28%), 6.54%, 01/25/32
(a)(b)
.... 1,500 1,479,026
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.97%, 04/25/35
(a)(b)
.... 5,200 5,000,031
Sound Point Euro CLO Funding DAC, Series
5X, Class E, (3-mo. EURIBOR at 5.84%
Floor + 5.84%), 9.10%, 07/25/35
(a)(c)
.... EUR 102 98,049
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class A1R, (3-mo. LIBOR
USD at 1.06% Floor + 1.06%), 6.31%,
07/20/32 .................... USD 2,000 1,982,295
Series 2019-4A, Class CR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.20%,
07/20/32 .................... 2,550 2,467,420
Series 2019-4A, Class ER, (3-mo. LIBOR
USD at 6.25% Floor + 6.25%), 11.50%,
07/20/32 .................... 1,000 908,093
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (3-mo. LIBOR USD at 2.60% Floor +
2.60%), 7.86%, 01/15/30
(a)(b)
......... 1,700 1,551,221
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. LIBOR
USD at 0.32% Floor + 0.32%), 5.34%,
10/25/36 .................... 5,401 3,766,897
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-MN1A, Class A1, (1-mo. LIBOR
USD at 0.23% Floor + 0.23%), 5.25%,
01/25/37
(b)
................... USD 1,425 $ 852,135
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (3-mo. LIBOR USD at 3.75%
Floor + 3.75%), 9.01%, 01/16/32
(a)(b)
.... 2,750 2,611,710
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (3-mo. LIBOR USD at 1.70% Floor
+ 1.70%), 6.96%, 04/18/33
(a)(b)
........ 1,250 1,214,878
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. LIBOR USD at 1.14% Floor
+ 1.14%), 6.41%, 10/23/34
(a)(b)
........ 2,000 1,958,141
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.20%, 04/20/34
(a)(b)
......... 830 796,478
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 6.73%,
11/18/30 .................... 1,250 1,190,291
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.55%,
01/29/32 .................... 4,000 3,829,390
Series 2018-1A, Class DR, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 7.55%,
01/29/32 .................... 2,000 1,899,599
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
04/20/34 .................... 3,500 3,234,697
Series 2020-1A, Class DRR, (3-mo. LIBOR
USD at 3.40% Floor + 3.40%), 8.65%,
04/20/34 .................... 2,250 2,046,095
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.15%,
03/18/34 .................... 1,000 954,813
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.36%,
07/25/34 .................... 2,500 2,315,495
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.51%,
07/25/34 .................... 5,000 4,517,949
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.85%,
01/20/31 .................... 1,000 983,202
Series 2017-9A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.15%,
01/20/31 .................... 1,000 961,614
TICP CLO V Ltd., Series 2016-5A, Class
DR, (3-mo. LIBOR USD + 3.15%), 8.41%,
07/17/31
(a)(b)
.................... 2,500 2,408,267
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 6.38%,
01/15/34 .................... 2,000 1,965,016
Series 2016-6A, Class BR2, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.76%,
01/15/34 .................... 2,000 1,935,122
Series 2016-6A, Class CR2, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.16%,
01/15/34 .................... 1,650 1,580,940
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
04/15/33 .................... 2,000 1,947,358

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-7A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.41%,
04/15/33 .................... USD 6,500 $ 6,292,223
Series 2017-7A, Class DR, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 8.46%,
04/15/33 .................... 4,000 3,772,843
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo. LIBOR
USD at 1.18% Floor + 1.18%), 6.43%,
10/20/31 .................... 8,545 8,460,173
Series 2018-11A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.30%,
10/20/31 .................... 1,100 1,076,537
Series 2018-11A, Class E, (3-mo. LIBOR
USD at 6.00% Floor + 6.00%), 11.25%,
10/20/31 .................... 1,000 931,214
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.36%,
07/15/34 .................... 13,450 12,757,116
Series 2018-12A, Class DR, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.56%,
07/15/34 .................... 1,500 1,389,874
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (3-mo. LIBOR USD at 3.15% Floor +
3.15%), 8.41%, 04/15/34
(a)(b)
......... 2,000 1,894,807
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. LIBOR USD at 2.20% Floor +
2.20%), 7.45%, 10/20/32
(a)(b)
......... 3,250 3,165,304
Trestles CLO Ltd., Series 2020-3A, Class C, (3-
mo. LIBOR USD at 2.25% Floor + 2.25%),
7.50%, 01/20/33
(a)(b)
............... 1,450 1,406,235
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,391,525
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 841,117
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 4,897,371
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 3,130,691
Series 2022-SFR2, Class E, 7.51%,
07/17/40 .................... 10,000 9,876,520
Trimaran Cavu Ltd., Series 2021-2A, Class
B1, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.01%, 10/25/34
(a)(b)
......... 1,500 1,438,646
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 ......... GBP 477 590,869
Series N,  6.46%, 03/30/32
(d)
......... 400 494,271
Upland CLO Ltd., Series 2016-1A, Class
CR, (3-mo. LIBOR USD + 2.90%), 8.15%,
04/20/31
(a)(b)
.................... USD 1,500 1,378,877
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR + 2.16%), 7.14%, 04/18/31 1,000 943,730
Series 2014-4A, Class BR2, (3-mo. LIBOR
USD + 2.09%), 7.34%, 07/14/31 .... 500 467,125
Series 2016-3A, Class A1R, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.45%,
10/18/31 .................... 500 494,831
Voya Euro CLO II DAC, Series 2X, Class ER,
(3-mo. EURIBOR at 6.02% Floor + 6.02%),
9.20%, 07/15/35
(a)(c)
............... EUR 390 377,625
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. LIBOR USD at 0.31% Floor +
0.16%), 4.42%, 10/25/36
(a)
.......... USD 11,946 $ 8,912,809
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. LIBOR USD at 1.35% Floor +
1.35%), 6.60%, 07/20/30
(a)(b)
......... 3,800 3,723,853
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.86%, 07/15/34
(a)(b)
......... 7,000 6,784,990
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (3-mo. LIBOR USD at 2.90% Floor
+ 2.90%), 8.15%, 01/20/35
(a)(b)
........ 2,500 2,295,299
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.97%,
07/24/32 .................... 10,415 10,108,856
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.32%,
07/24/32 .................... 5,000 4,703,726
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.48%, 10/15/34
(a)(b)
......... 2,000 1,953,565
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.93%,
04/20/36 .................... 1,500 1,497,744
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 7.38%,
04/20/36 .................... 2,000 1,974,651
Series 2023-4A, Class D, (3-mo. CME Term
SOFR at 5.15% Floor + 5.15%), 9.93%,
04/20/36 .................... 1,000 999,314
York CLO 1 Ltd., Series 2014-1A, Class BRR,
(3-mo. LIBOR USD + 1.65%), 6.92%,
10/22/29
(a)(b)
.................... 2,100 2,068,522
Total Asset-Backed Securities — 13.9%
(Cost: $1,873,617,599) ........................... 1,785,429,344
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
Airbus SE ........................ 22,665 3,173,885
BAE Systems plc ................... 256,420 3,266,787
L3Harris Technologies, Inc. ............ 62,540 12,204,681
MTU Aero Engines AG ............... 15,623 4,102,124
Raytheon Technologies Corp. .......... 93,339 9,324,566
32,072,043
Air Freight & Logistics — 0.1%
CJ Logistics Corp.
(e)
................. 2,959 170,909
Hyundai Glovis Co. Ltd. .............. 7,119 873,292
United Parcel Service, Inc., Class B ...... 80,984 14,561,733
YTO Express Group Co. Ltd., Class A ..... 83,200 208,093
15,814,027
Automobile Components — 0.1%
Lear Corp. ....................... 64,133 8,187,219
Tong Yang Industry Co. Ltd. ............ 221,000 343,581
8,530,800
Automobiles — 0.1%
Astra International Tbk. PT ............ 11,451,600 5,282,267
BYD Co. Ltd., Class A ................ 49,200 1,823,426

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Shares
Shares Value
Automobiles (continued)
General Motors Co. ................. 265,392 $ 8,768,552
Guangzhou Automobile Group Co. Ltd., Class
H ........................... 1,486,000 927,438
Kia Corp. ........................ 6,526 413,313
17,214,996
Banks — 1.7%
Absa Group Ltd. ................... 543,672 5,288,717
Abu Dhabi Commercial Bank PJSC ...... 1,961,390 4,712,533
Abu Dhabi Islamic Bank PJSC .......... 163,682 507,099
AMMB Holdings Bhd. ................ 195,700 158,708
Axis Bank Ltd. ..................... 738,285 7,793,271
Bank Central Asia Tbk. PT ............. 2,225,500 1,377,254
Bank Negara Indonesia Persero Tbk. PT ... 360,600 232,388
Bank of Beijing Co. Ltd., Class A ........ 126,000 86,309
Bank of China Ltd., Class H ............ 25,335,000 10,117,740
Bank of Communications Co. Ltd., Class H . 361,000 233,170
Bank Rakyat Indonesia Persero Tbk. PT ... 51,895,413 18,084,474
BNP Paribas SA ................... 30,712 1,984,406
Boubyan Bank KSCP ................ 88,923 196,384
Chang Hwa Commercial Bank Ltd. ....... 596,768 346,073
China CITIC Bank Corp. Ltd., Class H ..... 1,562,000 844,988
China Construction Bank Corp., Class H ... 3,764,000 2,516,333
CIMB Group Holdings Bhd. ............ 938,400 1,066,137
Citigroup, Inc. ..................... 306,165 14,411,187
Citizens Financial Group, Inc. .......... 509,238 15,755,824
Commercial International Bank Egypt SAE .. 1,289,240 2,235,641
DBS Group Holdings Ltd. ............. 443,200 10,951,456
Dubai Islamic Bank PJSC ............. 417,719 633,728
E.Sun Financial Holding Co. Ltd. ........ 1,891,952 1,538,633
Emirates NBD Bank PJSC ............. 165,830 637,830
First Citizens BancShares, Inc., Class A .... 8,737 8,799,732
First Financial Holding Co. Ltd. .......... 1,248,786 1,103,033
Grupo Financiero Banorte SAB de CV, Class O 1,444,010 12,514,566
Gulf Bank KSCP ................... 452,060 416,166
HDFC Bank Ltd. ................... 467,988 9,675,751
Hong Leong Bank Bhd. ............... 91,300 412,615
Hong Leong Financial Group Bhd. ....... 15,400 62,560
Hua Nan Financial Holdings Co. Ltd. ...... 772,000 551,281
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 13,929,000 7,493,861
KBC Group NV .................... 64,529 4,613,076
Kotak Mahindra Bank Ltd. ............. 109,012 2,594,493
Kuwait Finance House KSCP ........... 1,046,455 2,557,108
M&T Bank Corp. ................... 85,346 10,736,527
Malayan Banking Bhd. ............... 579,100 1,125,354
Mega Financial Holding Co. Ltd. ......... 1,325,000 1,470,004
National Bank of Kuwait SAKP .......... 330,499 1,085,032
Nordea Bank Abp .................. 346,465 3,848,973
OTP Bank Nyrt. .................... 167,275 5,097,358
Powszechna Kasa Oszczednosci Bank Polski
SA .......................... 1,005,408 7,773,868
Public Bank Bhd. ................... 1,223,000 1,067,984
Qatar International Islamic Bank QSC ..... 93,964 256,470
Qatar Islamic Bank SAQ .............. 146,243 721,601
Qatar National Bank QPSC ............ 288,361 1,219,029
RHB Bank Bhd. .................... 330,600 406,660
Sberbank of Russia PJSC
(e)(f)
........... 877,548 110
Shanghai Pudong Development Bank Co. Ltd.,
Class A ....................... 112,400 123,465
SinoPac Financial Holdings Co. Ltd. ...... 1,745,000 949,629
Taishin Financial Holding Co. Ltd. ........ 307,000 172,761
Taiwan Business Bank ............... 2,016,000 916,297
Taiwan Cooperative Financial Holding Co. Ltd. 884,000 770,555
TCS Group Holding plc, GDR
(c)(e)(f)
....... 78,717 787
Tisco Financial Group PCL, NVDR ....... 535,800 1,417,691
Security
Shares
Shares Value
Banks (continued)
TMBThanachart Bank PCL, NVDR ....... 17,735,200 $ 755,543
UniCredit SpA ..................... 201,380 3,990,441
Wells Fargo & Co. .................. 447,555 17,790,311
214,200,975
Beverages — 0.4%
Ambev SA
(e)
...................... 2,638,335 7,458,303
Anhui Gujing Distillery Co. Ltd., Class A .... 37,600 1,486,961
Carlsberg A/S, Class B ............... 26,187 4,333,864
China Resources Beer Holdings Co. Ltd. ... 28,000 216,294
Diageo plc ....................... 439,754 20,059,867
Hite Jinro Co. Ltd.
(e)
................. 17,328 288,905
Kweichow Moutai Co. Ltd., Class A ....... 31,000 7,892,662
Molson Coors Beverage Co., Class B ..... 44,590 2,652,213
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ....................... 71,800 2,580,076
Tsingtao Brewery Co. Ltd., Class A ....... 42,703 722,023
Wuliangye Yibin Co. Ltd., Class A ........ 245,300 5,994,099
53,685,267
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)
..................... 722,500 723,918
AbbVie, Inc. ...................... 129,162 19,518,961
Bloomage Biotechnology Corp. Ltd., Class A 144,680 2,080,229
22,323,108
Broadline Retail — 0.2%
(e)
Alibaba Group Holding Ltd. ............ 750,200 7,932,335
Alibaba Group Holding Ltd., ADR ........ 47,145 3,992,710
Prosus NV ....................... 98,559 7,375,518
Vipshop Holdings Ltd., ADR ............ 74,062 1,162,773
20,463,336
Building Products — 0.0%
Cie de Saint-Gobain ................. 64,630 3,741,735
Capital Markets — 0.4%
B3 SA - Brasil Bolsa Balcao ............ 3,702,010 8,646,781
Carlyle Group, Inc. (The) .............. 210,820 6,394,171
China Galaxy Securities Co. Ltd., Class H .. 246,500 133,887
GF Securities Co. Ltd., Class H ......... 3,594,400 5,161,729
Intercontinental Exchange, Inc. ......... 144,752 15,767,835
Invesco Ltd. ...................... 132,755 2,274,093
Raymond James Financial, Inc. ......... 73,150 6,622,270
SooChow Securities Co. Ltd., Class A ..... 1,730,460 1,813,544
46,814,310
Chemicals — 0.4%
Air Liquide SA ..................... 74,243 13,355,590
Hansol Chemical Co. Ltd.
(e)
............ 29,310 4,885,445
International Flavors & Fragrances, Inc. .... 163,834 15,885,345
Linde plc
(e)
....................... 6,867 2,523,132
Mesaieed Petrochemical Holding Co. ..... 288,877 157,791
PI Industries Ltd. ................... 6,311 261,746
PPG Industries, Inc. ................. 36,958 5,183,729
Saudi Aramco Base Oil Co.
(e)
........... 81,931 2,557,938
Saudi Basic Industries Corp. ........... 329,181 8,144,818
Sika AG (Registered) ................ 14,005 3,868,503
56,824,037
Commercial Services & Supplies — 0.0%
Proppants Holdings LLC
(e)(f)
............ 24,388 3,292
S-1 Corp. ........................ 2,822 123,246
Saudi Airlines Catering Co.
(e)
........... 16,235 412,589
539,127

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Shares
Shares Value
Communications Equipment — 0.1%
Accton Technology Corp. ............. 747,300 $ 7,300,303
Cisco Systems, Inc. ................. 187,536 8,861,076
Nokia OYJ, ADR ................... 622,630 2,608,820
PCL Technologies, Inc.
(e)
.............. 36,000 125,780
Sercomm Corp. .................... 52,000 139,434
Yangtze Optical Fibre & Cable Joint Stock Ltd.
Co., Class H
(b)(c)
.................. 144,000 281,822
19,317,235
Construction & Engineering — 0.1%
Gamuda Bhd. ..................... 406,800 378,938
Mcdermott International Ltd.
(e)
.......... 165,884 63,036
Vinci SA ......................... 69,838 8,638,345
9,080,319
Construction Materials — 0.0%
ACC Ltd. ........................ 12,599 272,306
Asia Cement Corp. .................. 469,000 671,736
944,042
Consumer Finance — 0.2%
American Express Co. ............... 68,576 11,064,052
Kaspi.KZ JSC, GDR
(c)
................ 78,641 6,498,112
Krungthai Card PCL, NVDR ............ 527,700 817,790
Synchrony Financial ................. 246,010 7,259,755
25,639,709
Consumer Staples Distribution & Retail — 0.2%
Cencosud SA ..................... 204,555 416,838
Dollar General Corp. ................ 31,202 6,909,995
Fix Price Group plc, GDR
(b)(c)(e)(f)
......... 1,377,673 165
Nahdi Medical Co. .................. 16,726 803,737
President Chain Store Corp. ........... 97,000 854,561
Sendas Distribuidora SA
(e)
............. 1,289,373 3,143,425
Siam Makro PCL, NVDR .............. 1,212,500 1,344,490
Wal-Mart de Mexico SAB de CV ......... 4,557,814 18,371,188
X5 Retail Group NV, GDR
(c)(e)(f)
.......... 207,497 2,075
31,846,474
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 267,154 12,820,721
Shenzhen YUTO Packaging Technology Co.
Ltd., Class A .................... 228,200 835,763
13,656,484
Diversified REITs — 0.1%
Cromwell European REIT
(c)
............ 3,101,420 5,262,880
Fibra Uno Administracion SA de CV ...... 4,101,208 5,659,277
LXI REIT plc
(c)
..................... 5,463,205 7,246,335
18,168,492
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ........................ 245,265 4,333,832
Cellnex Telecom SA
(b)(c)
............... 418,842 17,634,919
China Tower Corp. Ltd., Class H
(b)(c)
...... 10,102,000 1,289,251
Chunghwa Telecom Co. Ltd. ........... 616,000 2,548,908
Emirates Telecommunications Group Co. PJSC 100,317 656,671
Hellenic Telecommunications Organization SA,
Class R ....................... 35,834 523,595
Koninklijke KPN NV ................. 3,651,092 13,315,111
KT Corp.
(e)
....................... 43,159 968,606
KT Corp., ADR
(e)
................... 71,323 805,950
LG Uplus Corp. .................... 66,112 545,316
Ooredoo QPSC .................... 121,899 331,181
Saudi Telecom Co. .................. 211,927 2,550,749
Telefonica Brasil SA ................. 172,371 1,421,392
Telefonica Brasil SA, ADR ............. 118,532 968,406
Telekom Malaysia Bhd. ............... 220,400 245,554
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Telkom Indonesia Persero Tbk. PT ....... 1,170,800 $ 339,121
TELUS Corp. ..................... 925,917 19,627,513
True Corp. PCL, NVDR
(e)
.............. 4,562,508 1,062,214
Verizon Communications, Inc. .......... 291,872 11,333,390
80,501,679
Electric Utilities — 1.2%
Alliant Energy Corp. ................. 226,052 12,464,507
American Electric Power Co., Inc. ........ 36,717 3,393,385
CLP Holdings Ltd. .................. 971,500 7,233,524
Duke Energy Corp. ................. 221,954 21,946,812
Edison International ................. 26,892 1,979,251
EDP - Energias de Portugal SA ......... 2,094,977 11,543,324
Entergy Corp. ..................... 122,492 13,177,689
Eversource Energy ................. 163,552 12,693,271
Exelon Corp. ...................... 276,148 11,719,721
Korea Electric Power Corp.
(e)
........... 11,974 167,174
NextEra Energy, Inc. ................ 266,292 20,405,956
PG&E Corp.
(e)
..................... 943,652 16,145,886
Southern Co. (The) ................. 248,467 18,274,748
Tenaga Nasional Bhd. ............... 142,600 284,820
Terna - Rete Elettrica Nazionale ......... 812,143 7,029,700
158,459,768
Electrical Equipment — 0.1%
ABB India Ltd. ..................... 11,303 473,434
Schneider Electric SE ................ 40,693 7,096,529
7,569,963
Electronic Equipment, Instruments & Components — 0.2%
Chroma ATE, Inc. ................... 87,000 540,070
Delta Electronics, Inc. ................ 449,000 4,398,391
Foxconn Technology Co. Ltd. ........... 246,000 432,554
Hon Hai Precision Industry Co. Ltd. ....... 748,000 2,548,847
Hon Hai Precision Industry Co. Ltd., GDR
(c)(e)
8,135 55,725
Kingboard Holdings Ltd. .............. 74,000 226,642
Largan Precision Co. Ltd. ............. 28,000 1,838,542
Maxscend Microelectronics Co. Ltd., Class A 252,000 3,704,355
Primax Electronics Ltd. ............... 428,000 837,595
Samsung SDI Co. Ltd. ............... 6,977 3,620,869
Sinbon Electronics Co. Ltd. ............ 8,000 88,699
TE Connectivity Ltd. ................. 90,323 11,052,825
29,345,114
Energy Equipment & Services — 0.1%
Arabian Drilling Co.
(e)
................ 2,499 98,476
Baker Hughes Co., Class A ............ 549,985 16,081,561
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(f)(g)
............. 24,388 —
16,180,037
Entertainment — 0.1%
Walt Disney Co. (The)
(e)
.............. 162,847 16,691,818
Financial Services — 0.2%
Apollo Global Management, Inc. ......... 40,580 2,572,366
Equitable Holdings, Inc. .............. 218,726 5,684,689
Fidelity National Information Services, Inc. .. 235,991 13,857,391
Visa, Inc., Class A .................. 12,760 2,969,635
25,084,081
Food Products — 0.4%
Almarai Co. JSC ................... 26,803 422,826
China Mengniu Dairy Co. Ltd.
(e)
......... 1,712,000 6,910,613
Danone SA ....................... 43,857 2,902,617
IOI Corp. Bhd. ..................... 224,500 192,834
Kraft Heinz Co. (The) ................ 357,121 14,024,142
Marico Ltd. ....................... 106,992 650,694

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Shares
Shares Value
Food Products (continued)
Mondelez International, Inc., Class A ...... 223,505 $ 17,147,304
Nestle India Ltd. ................... 4,587 1,221,971
Nestle Malaysia Bhd. ................ 4,500 136,700
Nestle SA (Registered) ............... 64,716 8,302,388
PPB Group Bhd. ................... 35,500 129,409
QL Resources Bhd. ................. 70,800 89,680
Tingyi Cayman Islands Holding Corp. ..... 564,000 985,619
Uni-President China Holdings Ltd. ....... 284,000 283,565
Uni-President Enterprises Corp. ......... 547,000 1,311,355
Want Want China Holdings Ltd. ......... 612,000 390,306
55,102,023
Gas Utilities — 0.1%
Beijing Enterprises Holdings Ltd. ........ 111,000 460,649
ENN Energy Holdings Ltd. ............. 450,200 6,172,966
Kunlun Energy Co. Ltd. ............... 7,058,000 6,542,821
Petronas Gas Bhd. .................. 44,200 167,466
Tokyo Gas Co. Ltd. ................. 202,400 4,145,765
17,489,667
Ground Transportation — 0.3%
ALD SA
(b)(c)
....................... 78,722 948,354
Canadian Pacific Kansas City Ltd.
(e)
...... 114,323 9,012,044
CSX Corp. ....................... 282,188 8,646,240
Daqin Railway Co. Ltd., Class A ......... 1,460,248 1,624,642
Norfolk Southern Corp. ............... 30,657 6,224,291
Union Pacific Corp. ................. 24,333 4,761,968
United International Transportation Co. .... 25,729 409,895
West Japan Railway Co. .............. 56,200 2,435,807
34,063,241
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc. .............. 351,180 16,744,262
EssilorLuxottica SA ................. 89,448 17,708,918
Koninklijke Philips NV ................ 279,370 5,898,063
Medtronic plc ..................... 373,905 34,006,660
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 127,000 5,729,201
Zimmer Biomet Holdings, Inc. .......... 76,502 10,590,937
90,678,041
Health Care Providers & Services — 0.5%
Bangkok Dusit Medical Services PCL, NVDR 2,942,100 2,527,473
Bumrungrad Hospital PCL, NVDR ....... 361,200 2,522,469
Cardinal Health, Inc. ................. 108,028 8,869,099
Cigna Group (The) .................. 29,521 7,477,374
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 6,534 501,915
Elevance Health, Inc. ................ 12,556 5,884,369
Hapvida Participacoes e Investimentos SA
(b)(c)(e)
7,763,203 4,249,077
Humana, Inc. ..................... 4,747 2,518,236
IHH Healthcare Bhd. ................ 353,500 454,907
Laboratory Corp. of America Holdings ..... 63,888 14,484,049
National Medical Care Co. ............. 16,662 421,581
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 247,600 503,364
Sinopharm Group Co. Ltd., Class H ...... 139,600 494,502
UnitedHealth Group, Inc. .............. 31,953 15,723,752
66,632,167
Health Care REITs — 0.6%
Assura plc ....................... 25,452,617 16,281,676
Community Healthcare Trust, Inc. ........ 121,537 4,349,809
Healthpeak Properties, Inc. ............ 412,000 9,051,640
Omega Healthcare Investors, Inc. ........ 426,295 11,407,654
Physicians Realty Trust ............... 853,301 12,304,601
Target Healthcare REIT plc ............ 8,535,428 8,281,166
Security
Shares
Shares Value
Health Care REITs (continued)
Welltower, Inc. ..................... 122,636 $ 9,715,224
71,391,770
Hotels, Restaurants & Leisure — 0.2%
Genting Malaysia Bhd. ............... 300,500 183,020
New Topco Stapled
(e)(f)(h)
.............. 12,874 —
OPAP SA, Class R .................. 362,827 6,187,184
Sands China Ltd.
(e)
.................. 2,256,800 8,082,549
Seera Group Holding
(e)
............... 60,338 400,776
Yum China Holdings, Inc. ............. 136,187 8,331,921
23,185,450
Household Durables — 0.3%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ................... 2,416,762 7,486,061
JS Global Lifestyle Co. Ltd.
(b)(c)
.......... 4,329,000 3,837,977
Newell Brands, Inc. ................. 383,033 4,653,851
Sony Group Corp., ADR
(e)
............. 61,520 5,516,498
Taylor Wimpey plc .................. 10,997,494 17,748,500
39,242,887
Household Products — 0.2%
Reckitt Benckiser Group plc ............ 344,933 27,873,973
Unilever Indonesia Tbk. PT ............ 1,135,000 340,907
28,214,880
Independent Power and Renewable Electricity Producers — 0.1%
Adani Green Energy Ltd.
(e)
............. 4,361 50,910
Boralex, Inc., Class A ................ 73,765 2,150,583
China Yangtze Power Co. Ltd., Class A .... 548,700 1,734,992
RWE AG ........................ 86,056 4,034,844
Sichuan Chuantou Energy Co. Ltd., Class A . 441,000 916,718
8,888,047
Industrial Conglomerates — 0.0%
Industries Qatar QSC ................ 228,340 803,274
Siemens AG (Registered) ............. 17,631 2,906,157
3,709,431
Industrial REITs — 0.5%
ESR Kendall Square REIT Co. Ltd. ....... 2,847,986 8,017,557
Goodman Group ................... 983,882 12,683,847
LondonMetric Property plc ............. 2,785,168 6,754,732
Prologis, Inc. ...................... 154,970 19,409,992
Rexford Industrial Realty, Inc. .......... 211,516 11,796,247
Warehouses De Pauw CVA ............ 297,538 8,896,889
67,559,264
Insurance — 0.9%
American International Group, Inc. ....... 186,853 9,910,683
ASR Nederland NV ................. 93,506 4,112,643
Assurant, Inc. ..................... 104,082 12,815,617
Fidelity National Financial, Inc., Class A .... 356,335 12,646,329
Gjensidige Forsikring ASA ............. 140,987 2,455,958
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 1,866,000 733,898
Phoenix Group Holdings plc ........... 809,174 6,028,792
PICC Property & Casualty Co. Ltd., Class H . 244,000 295,108
Prudential plc ..................... 1,667,592 25,515,892
Sampo OYJ, Class A ................ 164,007 8,317,606
Tryg A/S ......................... 282,032 6,665,257
Willis Towers Watson plc .............. 29,242 6,772,447
Zurich Insurance Group AG ............ 45,146 21,893,654
118,163,884
Interactive Media & Services — 0.1%
Alphabet, Inc., Class C
(e)
.............. 25,080 2,714,158
Meta Platforms, Inc., Class A
(e)
.......... 8,530 2,049,930

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Shares
Shares Value
Interactive Media & Services (continued)
Sohu.com Ltd., ADR
(e)
................ 1,197 $ 15,872
Tencent Holdings Ltd. ................ 94,700 4,206,206
8,986,166
IT Services — 0.6%
Accenture plc, Class A ............... 70,386 19,728,492
Arabian Internet & Communications Services
Co. .......................... 13,494 1,010,100
Cognizant Technology Solutions Corp., Class A 259,226 15,478,384
HCL Technologies Ltd. ............... 194,280 2,540,026
NEXTDC Ltd.
(e)
.................... 1,658,036 12,723,034
Samsung SDS Co. Ltd. ............... 7,961 700,000
SUNeVision Holdings Ltd. ............. 13,614,000 7,735,308
Tata Consultancy Services Ltd. ......... 277,923 10,988,154
Wipro Ltd.
(i)
....................... 98,656 467,147
71,370,645
Life Sciences Tools & Services — 0.2%
Lonza Group AG (Registered) .......... 36,274 22,621,927
Syngene International Ltd.
(b)(c)
.......... 34,641 287,406
22,909,333
Machinery — 0.5%
Alfa Laval AB ..................... 71,393 2,619,218
Cummins India Ltd. ................. 38,731 747,950
Epiroc AB, Class A .................. 583,453 11,688,357
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 1,142,794 4,319,810
Komatsu Ltd. ..................... 596,100 14,824,930
Otis Worldwide Corp. ................ 188,632 16,090,310
Shenzhen Inovance Technology Co. Ltd., Class
A ........................... 650,089 5,810,180
Volvo AB, Class B .................. 301,929 6,207,874
62,308,629
Marine Transportation — 0.0%
MISC Bhd. ....................... 137,700 225,661
Media — 0.1%
Comcast Corp., Class A .............. 304,817 12,610,279
Fox Corp., Class A .................. 125,202 4,164,219
16,774,498
Metals & Mining — 0.1%
Alrosa PJSC
(e)(f)
.................... 607,124 76
Barrick Gold Corp. .................. 248,274 4,727,137
Cia de Minas Buenaventura SAA, ADR .... 27,378 193,562
Gold Fields Ltd. .................... 325,000 5,064,581
Gold Fields Ltd., ADR ................ 78,887 1,227,482
Hochschild Mining plc ................ 107,064 96,734
Novolipetsk Steel PJSC
(e)(f)
............ 14 —
Tung Ho Steel Enterprise Corp. ......... 199,000 374,247
Zijin Mining Group Co. Ltd., Class H ...... 4,130,000 6,992,320
18,676,139
Multi-Utilities — 0.8%
Ameren Corp. ..................... 77,375 6,884,054
CenterPoint Energy, Inc. .............. 239,498 7,297,504
CMS Energy Corp. .................. 151,858 9,454,679
Dominion Energy, Inc. ................ 205,965 11,768,840
DTE Energy Co. ................... 89,186 10,025,398
Engie SA ........................ 512,581 8,203,493
National Grid plc ................... 1,073,399 15,390,315
NiSource, Inc. ..................... 320,169 9,112,010
Public Service Enterprise Group, Inc. ..... 139,630 8,824,616
Qatar Electricity & Water Co. QSC ....... 41,488 190,829
Security
Shares
Shares Value
Multi-Utilities (continued)
Sempra Energy .................... 125,670 $ 19,540,428
106,692,166
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. ...... 140,266 17,418,232
Boston Properties, Inc. ............... 163,947 8,748,212
Covivio SA ....................... 116,339 6,614,911
SL Green Realty Corp. ............... 231,611 5,482,232
38,263,587
Oil, Gas & Consumable Fuels — 1.4%
BP plc .......................... 2,843,127 19,074,526
Cheniere Energy, Inc. ................ 69,567 10,643,751
Chevron Corp. ..................... 41,201 6,945,665
China Petroleum & Chemical Corp., Class A . 10,361,711 10,058,852
China Petroleum & Chemical Corp., ADR
(f)
.. 1,451 95,101
China Suntien Green Energy Corp. Ltd., Class
H ........................... 739,000 323,740
ConocoPhillips .................... 42,868 4,410,688
DT Midstream, Inc. .................. 102,318 5,041,208
Ecopetrol SA, ADR .................. 316,343 3,074,854
Enbridge, Inc. ..................... 406,903 16,178,813
Energy Transfer LP ................. 194,864 2,509,848
Enterprise Products Partners LP ......... 95,585 2,514,841
EQT Corp. ....................... 127,123 4,428,965
Equitrans Midstream Corp. ............ 65,149 335,517
Gibson Energy, Inc. ................. 23,759 403,159
Kinder Morgan, Inc. ................. 33,263 570,460
Kosmos Energy Ltd.
(e)
................ 664,140 4,250,496
LUKOIL PJSC
(f)
.................... 417,114 52
Magellan Midstream Partners LP ........ 40,494 2,259,565
MOL Hungarian Oil & Gas plc .......... 749,620 6,078,863
MPLX LP ........................ 71,458 2,500,315
Novatek PJSC
(f)
.................... 690 —
NuStar Energy LP .................. 22,360 359,549
ONEOK, Inc. ...................... 5,587 365,446
Pembina Pipeline Corp. .............. 240,269 7,909,361
PetroChina Co. Ltd., Class H ........... 3,736,200 2,595,295
Petroleo Brasileiro SA, ADR ........... 112,461 1,194,336
Petronas Dagangan Bhd. ............. 21,400 108,619
Petronet LNG Ltd. .................. 2,352,055 6,831,460
Plains All American Pipeline LP ......... 188,559 2,432,411
Qatar Fuel QSC .................... 37,378 170,346
Qatar Gas Transport Co. Ltd. ........... 156,301 170,220
Saudi Arabian Oil Co.
(b)(c)
.............. 264,909 2,553,474
Shell plc ......................... 769,187 23,683,965
Targa Resources Corp. ............... 143,789 10,860,383
TC Energy Corp. ................... 8,066 335,062
Western Midstream Partners LP ......... 53,280 1,410,322
Williams Cos., Inc. (The) .............. 395,539 11,969,010
174,648,538
Passenger Airlines — 0.1%
(e)
Copa Holdings SA, Class A ............ 65,587 5,923,818
InterGlobe Aviation Ltd.
(b)(c)
............ 255,891 6,340,395
12,264,213
Personal Care Products — 0.1%
Dabur India Ltd. .................... 125,950 822,060
Godrej Consumer Products Ltd.
(e)
........ 434,809 4,831,436
Hengan International Group Co. Ltd. ...... 132,000 589,573
Hindustan Unilever Ltd. ............... 82,715 2,489,696
L'Oreal SA ....................... 5,542 2,648,617
Unilever plc, ADR .................. 126,030 6,998,446
18,379,828

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Shares
Shares Value
Pharmaceuticals — 1.1%
Alkem Laboratories Ltd. .............. 4,796 $ 206,126
AstraZeneca plc ................... 259,826 38,236,770
Bayer AG (Registered) ............... 143,693 9,483,202
China Medical System Holdings Ltd. ...... 160,000 265,619
Cipla Ltd. ........................ 124,521 1,385,361
CSPC Pharmaceutical Group Ltd. ........ 2,492,000 2,537,596
Dr Reddy's Laboratories Ltd., ADR ....... 12,996 785,738
Dr. Reddy's Laboratories Ltd. ........... 29,607 1,785,375
Eli Lilly & Co. ..................... 6,947 2,750,039
Euroapi SA
(e)
...................... 112,605 1,352,401
Mega Lifesciences PCL, NVDR ......... 42,600 51,149
Novo Nordisk A/S, Class B ............ 141,341 23,512,711
Novo Nordisk A/S, ADR .............. 16,334 2,729,248
Roche Holding AG .................. 26,732 8,370,864
Sanofi .......................... 383,039 41,279,445
Torrent Pharmaceuticals Ltd. ........... 18,453 373,579
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.,
Class A ....................... 166,000 1,110,798
Zydus Lifesciences Ltd. .............. 92,236 587,373
136,803,394
Professional Services — 0.6%
Dun & Bradstreet Holdings, Inc. ......... 427,040 4,770,037
Genpact Ltd. ...................... 8,892 396,138
Leidos Holdings, Inc. ................ 83,757 7,811,178
NMG Parent LLC
(e)
.................. 3,714 467,344
Paychex, Inc. ..................... 188,463 20,704,545
RELX plc ........................ 722,465 24,044,703
Robert Half International, Inc. ........... 19,670 1,435,910
SS&C Technologies Holdings, Inc. ....... 205,989 12,058,596
71,688,451
Real Estate Management & Development — 0.2%
ADLER Group SA
(e)
................. 34,591 19,772
ADLER Group SA
(b)(c)(e)
............... 76,594 46,588
Aldar Properties PJSC ............... 1,277,628 1,884,486
Barwa Real Estate Co. ............... 234,595 161,737
Hang Lung Properties Ltd. ............. 2,261,000 4,132,943
Hulic Co. Ltd. ..................... 893,900 7,696,526
Mabanee Co. KPSC ................. 55,239 137,680
VGP NV ......................... 38,846 4,066,778
Vonovia SE ....................... 432,033 9,370,155
27,516,665
Residential REITs — 0.3%
Sun Communities, Inc. ............... 102,272 14,208,649
UDR, Inc. ........................ 435,437 17,996,611
32,205,260
Retail REITs — 0.2%
Link REIT ........................ 1,431,000 9,360,016
Spirit Realty Capital, Inc. .............. 319,499 12,287,931
21,647,947
Semiconductors & Semiconductor Equipment — 0.6%
ASML Holding NV .................. 9,890 6,276,319
Chipbond Technology Corp. ............ 70,000 150,310
MediaTek, Inc. ..................... 619,000 13,459,441
STMicroelectronics NV ............... 80,282 3,434,229
Taiwan Semiconductor Manufacturing Co. Ltd. 3,268,000 53,515,440
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 44,353 3,738,958
80,574,697
Security
Shares
Shares Value
Software — 0.5%
Intuit, Inc. ........................ 37,588 $ 16,687,193
Microsoft Corp. .................... 148,265 45,555,904
62,243,097
Specialized REITs — 0.8%
American Tower Corp. ............... 153,246 31,321,950
Crown Castle, Inc. .................. 80,200 9,871,818
Digital Realty Trust, Inc. .............. 56,716 5,623,392
EPR Properties .................... 298,166 12,511,045
Equinix, Inc. ...................... 8,429 6,103,270
Outfront Media, Inc. ................. 339,160 5,650,406
SBA Communications Corp. ........... 43,433 11,331,235
VICI Properties, Inc. ................. 570,556 19,364,671
101,777,787
Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 420,631 502,837
Home Product Center PCL, NVDR ....... 4,155,100 1,709,655
Industria de Diseno Textil SA ........... 504,408 17,339,911
Jarir Marketing Co. .................. 11,459 499,881
Ross Stores, Inc. ................... 26,676 2,847,129
Truworths International Ltd. ............ 106,932 317,888
23,217,301
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ....................... 119,683 20,307,811
HP, Inc. ......................... 158,170 4,699,231
Inventec Corp. ..................... 663,000 715,141
Lenovo Group Ltd. .................. 1,618,000 1,655,337
Lite-On Technology Corp. ............. 298,000 713,865
Pegatron Corp. .................... 218,000 497,510
Quanta Computer, Inc. ............... 469,000 1,313,225
Samsung Electronics Co. Ltd. .......... 27,773 1,366,545
Samsung Electronics Co. Ltd., GDR
(b)(c)
.... 11,826 14,653,938
45,922,603
Textiles, Apparel & Luxury Goods — 0.3%
Kering SA ........................ 19,339 12,384,058
Li Ning Co. Ltd. .................... 915,000 6,543,731
LVMH Moet Hennessy Louis Vuitton SE .... 15,804 15,201,572
Pou Chen Corp. .................... 292,000 302,481
Ralph Lauren Corp., Class A ........... 14,835 1,702,910
36,134,752
Tobacco — 0.2%
Altria Group, Inc. ................... 21,790 1,035,243
British American Tobacco plc ........... 256,688 9,483,541
ITC Ltd. ......................... 179,625 936,701
KT&G Corp.
(e)
..................... 2,599 166,548
Philip Morris International, Inc. .......... 199,961 19,990,101
31,612,134
Trading Companies & Distributors — 0.2%
Azelis Group NV ................... 49,842 1,182,476
BOC Aviation Ltd.
(b)(c)
................ 812,000 6,435,885
Ferguson plc ...................... 86,458 12,216,345
MSC Industrial Direct Co., Inc., Class A .... 28,370 2,574,010
22,408,716
Transportation Infrastructure — 0.9%
Aena SME SA
(b)(c)(e)
................. 120,515 20,296,760
Aeroports de Paris
(e)
................. 48,479 7,703,605
Airports of Thailand PCL, NVDR
(e)
........ 925,200 1,987,629
Atlas Arteria Ltd.
(h)
.................. 2,086,243 9,070,628
Auckland International Airport Ltd.
(e)
...... 1,203,582 6,590,041
Flughafen Zurich AG (Registered)
(e)
...... 52,925 10,186,408

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Fraport AG Frankfurt Airport Services
Worldwide
(e) (i)
................... 122,441 $ 6,594,343
Getlink SE ....................... 159,236 2,976,000
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 466,374 8,292,506
Japan Airport Terminal Co. Ltd.
(e)
........ 46,200 2,263,939
Jiangsu Expressway Co. Ltd., Class H .... 5,508,000 5,579,382
Malaysia Airports Holdings Bhd.
(e)
........ 110,700 175,204
Salik Co. PJSC
(e)
................... 2,985,069 2,430,454
Taiwan High Speed Rail Corp. .......... 238,000 240,681
Transurban Group
(h)
................. 2,941,719 29,338,643
113,726,223
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 12,965 1,922,061
Cia de Saneamento de Minas Gerais Copasa
MG
(e)
......................... 128,535 439,634
Severn Trent plc ................... 185,860 6,845,890
9,207,585
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL, NVDR ....... 46,300 290,688
Axiata Group Bhd. .................. 244,600 164,349
Etihad Etisalat Co. .................. 67,182 828,587
Far EasTone Telecommunications Co. Ltd. .. 390,000 1,002,053
KDDI Corp. ....................... 362,200 11,307,208
Maxis Bhd. ....................... 127,400 125,854
Mobile Telecommunications Co. KSCP .... 278,483 518,964
Mobile Telecommunications Co. Saudi Arabia
(e)
224,243 898,096
Mobile TeleSystems PJSC
(f)
............ 26,804 3
Rogers Communications, Inc., Class B .... 80,873 3,995,748
SK Telecom Co. Ltd. ................. 49,308 1,757,019
SK Telecom Co. Ltd., ADR ............. 31,128 615,089
Taiwan Mobile Co. Ltd. ............... 273,000 919,854
Tele2 AB, Class B .................. 836,112 8,884,663
Turkcell Iletisim Hizmetleri A/S, Class A .... 48,651 82,879
Vodafone Group plc ................. 6,471,816 7,773,469
39,164,523
Total Common Stocks — 23.1%
(Cost: $2,750,907,001) ........................... 2,976,380,266
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The)
5.15%, 05/01/30 ................. USD 2,529 2,548,462
3.65%, 03/01/47 ................. 730 525,511
3.63%, 03/01/48 ................. 310 221,981
3.85%, 11/01/48 ................. 325 242,214
3.90%, 05/01/49 ................. 300 227,298
5.81%, 05/01/50 ................. 5,026 4,999,090
5.93%, 05/01/60 ................. 1,937 1,913,918
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 1,096 1,096,077
7.13%, 06/15/26 ................. 6,253 6,233,348
7.88%, 04/15/27 ................. 3,519 3,508,656
6.00%, 02/15/28 ................. 923 875,413
7.50%, 02/01/29 ................. 2,581 2,538,455
7.45%, 05/01/34 ................. 946 1,044,384
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 3,252 2,976,578
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
2,497 2,091,238
General Dynamics Corp., 4.25%, 04/01/40 . 300 280,088
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 262 260,930
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. USD 355 $ 347,031
4.40%, 06/15/28 ................. 1,960 1,943,064
2.90%, 12/15/29 ................. 235 209,588
1.80%, 01/15/31 ................. 1,565 1,271,625
4.85%, 04/27/35 ................. 200 196,478
5.05%, 04/27/45 ................. 120 113,928
Lockheed Martin Corp.
4.07%, 12/15/42 ................. 245 224,998
5.70%, 11/15/54 ................. 520 587,552
Northrop Grumman Corp., 5.25%, 05/01/50 . 625 644,607
Raytheon Technologies Corp.
4.13%, 11/16/28 ................. 355 350,204
2.25%, 07/01/30 ................. 400 345,717
4.50%, 06/01/42 ................. 1,015 958,255
4.15%, 05/15/45 ................. 385 336,751
3.03%, 03/15/52 ................. 1,600 1,147,766
5.38%, 02/27/53 ................. 560 588,797
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 6,691 6,677,380
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 372 369,581
9.38%, 11/30/29 ................. 3,844 4,131,961
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 24,563 24,679,113
6.38%, 06/15/26 ................. 722 721,020
7.50%, 03/15/27 ................. 2,071 2,081,337
6.75%, 08/15/28
(b)
................ 16,072 16,321,775
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 4,875 4,941,885
100,774,054
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 781 720,440
4.25%, 05/15/30 ................. 100 97,608
4.55%, 04/01/46 ................. 795 694,968
5.25%, 05/15/50 ................. 200 195,299
1,708,315
Automobile Components — 0.4%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(c)
EUR 217 234,292
Aptiv plc
3.25%, 03/01/32 ................. USD 985 860,667
3.10%, 12/01/51 ................. 715 453,854
4.15%, 05/01/52 ................. 200 154,830
Clarios Global LP
6.75%, 05/15/25
(b)
................ 4,551 4,557,407
4.38%, 05/15/26
(c)
................ EUR 613 645,069
6.25%, 05/15/26
(b)
................ USD 3,665 3,646,941
8.50%, 05/15/27
(b)
................ 16,431 16,527,067
6.75%, 05/15/28
(b)
................ 4,676 4,694,096
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(c)
.................... EUR 340 293,161
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 1,248 1,157,520
Dometic Group AB, 3.00%, 05/08/26
(c)
.... EUR 398 400,073
Faurecia SE
(c)
7.25%, 06/15/26 ................. 575 654,577
2.75%, 02/15/27 ................. 999 975,875
3.75%, 06/15/28 ................. 590 575,357
Goodyear Europe BV, 2.75%, 08/15/28
(c)
... 200 183,367
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 912 806,169
5.63%, 04/30/33 ................. 2,063 1,785,692
Grupo Antolin-Irausa SA
(c)
3.38%, 04/30/26 ................. EUR 273 245,271
3.50%, 04/30/28 ................. 977 737,435

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Icahn Enterprises LP
6.25%, 05/15/26 ................. USD 2,588 $ 2,546,488
5.25%, 05/15/27 ................. 2,523 2,377,588
4.38%, 02/01/29 ................. 1,942 1,705,484
IHO Verwaltungs GmbH
(c)(j)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 .................... EUR 160 159,576
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
................... 906 874,807
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
................... 501 559,836
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. 1,000 1,002,729
2.50%, 10/23/27 ................. 500 478,793
ZF Finance GmbH
(c)
5.75%, 08/03/26 ................. 1,200 1,329,024
2.00%, 05/06/27 ................. 700 667,200
2.75%, 05/25/27 ................. 400 391,795
51,682,040
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. USD 59 57,316
3.25%, 02/12/32 ................. 3,262 2,529,735
6.10%, 08/19/32 ................. 837 798,231
General Motors Co.
4.00%, 04/01/25 ................. 600 586,007
6.13%, 10/01/25 ................. 2,110 2,147,593
5.00%, 10/01/28 ................. 200 197,892
5.60%, 10/15/32 ................. 2,411 2,362,071
6.25%, 10/02/43 ................. 345 334,279
5.40%, 04/01/48 ................. 222 189,987
5.95%, 04/01/49 ................. 57 52,793
Hyundai Capital America
(b)
1.25%, 09/18/23 ................. 480 471,653
0.80%, 01/08/24 ................. 3,620 3,508,473
0.88%, 06/14/24 ................. 4,105 3,908,244
1.00%, 09/17/24 ................. 2,660 2,501,289
Mercedes-Benz Finance North America LLC,
5.50%, 11/27/24
(b)
............... 1,560 1,573,019
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
.................... 675 561,674
Nissan Motor Co. Ltd., 4.35%, 09/17/27
(b)
.. 2,885 2,643,829
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 4,300 4,351,981
Renault SA
(c)
1.25%, 06/24/25 ................. 100 102,448
2.38%, 05/25/26 ................. 500 502,903
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(c)
.. USD 2,339 2,148,664
Volkswagen Group of America Finance LLC
(b)
1.25%, 11/24/25 ................. 505 461,824
3.20%, 09/26/26 ................. 305 289,151
32,281,056
Banks — 4.1%
ABN AMRO Bank NV, (5-Year EUR Swap
Annual + 4.67%), 4.38%
(a)(c)(k)
........ EUR 3,000 2,957,200
Banco Bilbao Vizcaya Argentaria SA
(a)(c)(k)
(5-Year EUR Swap Annual + 5.66%), 5.88% 200 212,543
(5-Year EUR Swap Annual + 6.04%), 6.00% 7,600 7,976,152
Banco BPM SpA
(a)(c)
(5-Year EUR Swap Annual + 5.42%),
5.00%, 09/14/30 ............... 352 375,740
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ............... 3,314 3,145,024
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ............... 2,198 2,080,337
Security
Par (000)
Par (000) Value
Banks (continued)
Banco de Sabadell SA
(a)(c)
(1-Year EUR Swap Annual + 2.40%),
5.25%, 02/07/29 ............... EUR 300 $ 317,872
(5-Year EUR Swap Annual + 2.20%),
2.00%, 01/17/30 ............... 700 683,059
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ............... 4,900 4,568,313
Banco do Brasil SA
4.75%, 03/20/24
(c)
................ USD 2,804 2,770,212
6.25%, 04/18/30
(b)
................ 2,351 2,331,016
Banco Espirito Santo SA
(c)(e)(l)
2.63%, 05/08/17 ................. EUR 800 193,935
4.75%, 01/15/18 ................. 1,500 363,627
4.00%, 01/21/19 ................. 5,400 1,309,057
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(k)
....... USD 1,725 1,495,359
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
2,704 2,142,920
Banco Santander SA
2.75%, 05/28/25 ................. 800 753,895
(5-Year EUR Swap Annual + 4.53%),
4.38%
(a)(c)(k)
................... EUR 5,000 4,547,233
1.85%, 03/25/26 ................. USD 600 543,272
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 1.72%,
09/14/27
(a)
................... 1,000 879,732
3.31%, 06/27/29 ................. 200 182,366
Bangkok Bank PCL, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(a)(c)
......... 4,334 3,725,344
Bank Leumi Le-Israel BM
(a)(b)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.63%), 3.28%,
01/29/31 .................... 3,405 2,971,927
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.47%), 7.13%,
07/18/33 .................... 1,563 1,514,449
Bank of America Corp.
(1-Day SOFR + 0.67%), 1.84%, 02/04/25
(a)
2,790 2,706,746
(1-Day SOFR + 0.91%), 0.98%, 09/25/25
(a)
1,990 1,859,985
(3-mo. LIBOR USD + 0.81%), 3.37%,
01/23/26
(a)
................... 780 751,451
(1-Day SOFR + 1.15%), 1.32%, 06/19/26
(a)
2,886 2,639,854
Series N, (1-Day SOFR + 0.91%), 1.66%,
03/11/27
(a)
................... 374 337,979
(1-Day SOFR + 2.04%), 4.95%, 07/22/28
(a)
4,200 4,185,571
(1-Day SOFR + 1.99%), 6.20%, 11/10/28
(a)
3,132 3,265,645
(3-mo. LIBOR USD + 1.04%), 3.42%,
12/20/28
(a)
................... 4,860 4,511,473
(3-mo. LIBOR USD + 1.21%), 3.97%,
02/07/30
(a)
................... 1,500 1,403,450
(3-mo. LIBOR USD + 1.18%), 3.19%,
07/23/30
(a)
................... 400 356,464
(3-mo. LIBOR USD + 1.19%), 2.88%,
10/22/30
(a)
................... 25 21,769
(1-Day SOFR + 1.37%), 1.92%, 10/24/31
(a)
265 211,353
Series N, (1-Day SOFR + 1.22%), 2.65%,
03/11/32
(a)
................... 1,090 908,417
(1-Day SOFR + 1.32%), 2.69%, 04/22/32
(a)
1,625 1,357,895
(1-Day SOFR + 1.33%), 2.97%, 02/04/33
(a)
3,387 2,859,259
(1-Day SOFR + 1.83%), 4.57%, 04/27/33
(a)
820 782,127
Series L, 4.75%, 04/21/45 .......... 420 386,941
(3-mo. LIBOR USD + 1.99%), 4.44%,
01/20/48
(a)
................... 235 208,377
(3-mo. LIBOR USD + 3.15%), 4.08%,
03/20/51
(a)
................... 800 671,011

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Day SOFR + 1.88%), 2.83%, 10/24/51
(a)
USD 790 $ 520,697
Bank of Communications Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.35%), 3.80%
(a)(c)(k)
....... 4,300 4,143,587
Bank of Communications Hong Kong Ltd., (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.53%), 3.73%
(a)(c)(k)
. 1,000 965,188
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a)(c)
... EUR 525 486,916
Bank of East Asia Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.53%), 5.83%
(a)(c)(k)
....... USD 4,653 4,066,431
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(c)(k)
.................... EUR 600 644,612
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c)(k)
.................... 2,700 2,740,178
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25%,
09/16/26
(b)
................... USD 1,355 1,362,951
Bank of Montreal, (5-Year USD Swap Semi +
1.43%), 3.80%, 12/15/32
(a)
.......... 300 271,368
Bank of Nova Scotia (The)
3.45%, 04/11/25 ................. 100 97,024
2.95%, 03/11/27 ................. 300 281,893
Bankinter SA
(5-Year EUR Swap Annual + 4.71%),
7.38%
(a)(c)(k)
................... EUR 2,600 2,700,206
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a)(k)
.................... USD 2,900 2,674,960
3.65%, 03/16/25 ................. 735 703,416
(3-mo. LIBOR USD + 1.61%), 3.93%,
05/07/25
(a)
................... 455 444,860
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
. GBP 3,252 3,628,518
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(k)
.................... USD 22,075 18,960,218
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(k)
GBP 4,026 4,300,724
5.20%, 05/12/26 ................. USD 2,100 2,049,851
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(k)
GBP 2,400 2,766,796
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(k)
.................... USD 4,905 3,249,179
4.84%, 05/09/28 ................. 640 607,207
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(k)
.................... 22,970 20,119,423
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,218,991
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75%,
08/09/33
(a)
................... 505 496,913
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,666 1,469,516
BNP Paribas SA
(a)
(6-mo. LIBOR USD + 0.08%), 5.28%
(k)
.. 450 378,027
(3-mo. LIBOR USD + 2.24%), 4.71%,
01/10/25
(b)
................... 3,635 3,603,319
(5-Year USD Swap Semi + 3.98%), 7.00%
(b)
(k)
......................... 4,429 3,952,439
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(b)(k)
.................... USD 5,600 $ 5,348,000
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c)(k)
.................... EUR 4,800 4,905,659
(5-Year EUR Swap Annual + 4.63%),
7.38%
(c)(k)
.................... 600 632,215
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b)(k)
.................... USD 10,475 7,430,965
BPCE SA, (1-Day SOFR + 2.10%), 5.98%,
01/18/27
(a)(b)
................... 2,020 2,035,955
Burgan Bank SAK, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.01%), 5.75%
(a)(c)(k)
.............. 975 859,706
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.22%), 6.38% EUR 2,800 3,022,380
(5-Year EUR Swap Annual + 6.50%), 6.75% 6,800 7,240,034
(5-Year EUR Swap Annual + 4.50%), 5.25% 1,800 1,671,031
China CITIC Bank International Ltd.
(a)(c)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.53%), 3.25% USD 950 881,600
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 4.80% 1,000 970,500
Chong Hing Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.86%), 5.70%
(a)(c)(k)
.............. 380 369,859
Citigroup, Inc.
(3-mo. CME Term SOFR + 1.16%), 3.35%,
04/24/25
(a)
................... 1,025 1,000,994
3.20%, 10/21/26 ................. 200 189,915
4.45%, 09/29/27 ................. 1,325 1,294,706
(1-Day SOFR + 1.89%), 4.66%, 05/24/28
(a)
2,100 2,081,250
(3-mo. CME Term SOFR + 1.41%), 3.52%,
10/27/28
(a)
................... 350 328,550
(1-Day SOFR + 1.42%), 2.98%, 11/05/30
(a)
425 373,042
(1-Day SOFR + 1.15%), 2.67%, 01/29/31
(a)
1,775 1,521,480
(1-Day SOFR + 2.11%), 2.57%, 06/03/31
(a)
405 342,709
(1-Day SOFR + 1.17%), 2.56%, 05/01/32
(a)
665 552,055
(1-Day SOFR + 1.94%), 3.79%, 03/17/33
(a)
595 535,140
(1-Day SOFR + 1.38%), 2.90%, 11/03/42
(a)
145 104,541
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
..................... EUR 10,400 9,973,658
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 100 125,836
Commonwealth Bank of Australia, 3.78%,
03/14/32
(b)
.................... USD 555 471,298
Cooperatieve Rabobank UA
(a)
(5-Year EUR Swap Annual + 4.10%),
4.63%
(c)(k)
.................... EUR 2,200 2,160,439
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.73%), 1.98%,
12/15/27
(b)
................... USD 1,925 1,718,116
Credit Agricole SA
(a)(k)
(5-Year USD Swap Semi + 4.90%), 7.88%
(b)
3,600 3,532,500
(5-Year EUR Swap Annual + 4.44%),
7.25%
(c)
..................... EUR 1,000 1,073,048
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.75%
(b)
..................... USD 22,818 17,547,042
Danske Bank A/S
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 3.77%,
03/28/25 .................... 545 532,219

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.47%,
01/09/26 .................... USD 1,650 $ 1,661,760
Discover Bank, (5-Year USD Swap Semi +
1.73%), 4.68%, 08/09/28
(a)
.......... 1,050 979,903
Erste Group Bank AG, (5-Year EUR Swap
Annual + 6.20%), 6.50%
(a)(c)(k)
........ EUR 2,200 2,292,072
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... USD 2,091 1,588,245
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a)(c)(k)
.............. 3,300 2,830,624
HSBC Bank Capital Funding Sterling 1 LP,
(Sterling Overnight Index Average + 2.04%),
5.84%
(a)(c)(k)
................... GBP 879 1,137,006
HSBC Bank plc, Series 1M, (6-mo. LIBOR USD
+ 0.25%), 5.40%
(a)(k)
.............. USD 4,830 4,768,041
HSBC Holdings plc
(3-mo. LIBOR USD + 1.21%), 3.80%,
03/11/25
(a)
................... 1,160 1,135,940
(5-Year USD Swap Rate + 4.37%), 6.38%
(a)
(k)
......................... 4,719 4,471,842
(1-Day SOFR + 0.71%), 0.98%, 05/24/25
(a)
1,710 1,617,697
4.25%, 08/18/25 ................. 500 487,007
(1-Day SOFR + 1.51%), 4.18%, 12/09/25
(a)
2,490 2,431,974
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.22%),
4.00%
(a)(k)
.................... 990 831,600
(BPSWS5 + 4.28%), 5.88%
(a)(k)
....... GBP 600 659,794
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.00%
(a)(k)
.................... USD 3,751 3,722,868
(1-Day SOFR + 3.35%), 7.39%, 11/03/28
(a)
2,150 2,314,370
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(a)(k)
.................... 9,830 7,427,794
(1-Day SOFR + 1.19%), 2.80%, 05/24/32
(a)
1,495 1,224,098
(1-Day SOFR + 4.25%), 8.11%, 11/03/33
(a)
1,685 1,901,542
(1-Day SOFR + 2.39%), 6.25%, 03/09/34
(a)
1,985 2,068,406
(1-Day SOFR + 2.65%), 6.33%, 03/09/44
(a)
355 373,914
HSBC USA, Inc., 3.75%, 05/24/24 ...... 200 196,465
ING Groep NV
3.55%, 04/09/24 ................. 430 421,371
(5-Year USD Swap Rate + 4.20%), 6.75%
(a)
(c)(k)
........................ 5,877 5,509,688
(5-Year USD Swap Semi + 4.45%), 6.50%
(a)
(k)
......................... 2,010 1,857,671
(1-Day SOFR + 1.64%), 3.87%, 03/28/26
(a)
300 290,482
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.34%),
5.75%
(a)(k)
.................... 679 591,310
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.86%),
3.88%
(a)(k)
.................... 17,590 12,416,740
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 6.07%),
5.88%
(a)(c)(k)
................... EUR 400 394,480
5.71%, 01/15/26
(b)
................ USD 1,489 1,433,858
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a)(c)(k)
................... EUR 6,127 6,430,248
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(c)(k)
................... 1,250 1,117,740
5.15%, 06/10/30
(c)
................ GBP 1,447 1,513,134
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(b)
.................. USD 2,695 2,042,540
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(b)
.................. USD 940 $ 621,590
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,557,897
JPMorgan Chase & Co.
3.38%, 05/01/23 ................. 1,680 1,680,000
(1-Day SOFR + 1.16%), 2.30%, 10/15/25
(a)
350 334,303
(3-mo. LIBOR USD + 1.34%), 3.78%,
02/01/28
(a)
................... 225 215,973
(1-Day SOFR + 1.56%), 4.32%, 04/26/28
(a)
2,200 2,158,547
(1-Day SOFR + 1.89%), 2.18%, 06/01/28
(a)
4,340 3,898,385
(1-Day SOFR + 1.99%), 4.85%, 07/25/28
(a)
1,480 1,484,025
(3-mo. LIBOR USD + 1.33%), 4.45%,
12/05/29
(a)
................... 140 136,283
(1-Day SOFR + 2.58%), 5.72%, 09/14/33
(a)
1,485 1,533,032
(3-mo. LIBOR USD + 1.36%), 3.88%,
07/24/38
(a)
................... 2,335 2,047,145
(1-Day SOFR + 2.46%), 3.11%, 04/22/41
(a)
140 106,907
5.60%, 07/15/41 ................. 175 182,506
5.40%, 01/06/42 ................. 480 495,384
(1-Day SOFR + 1.46%), 3.16%, 04/22/42
(a)
1,215 927,211
5.63%, 08/16/43 ................. 15 15,632
4.95%, 06/01/45 ................. 765 729,403
Series W, (3-mo. LIBOR USD + 1.00%),
5.86%, 05/15/47
(a)
.............. 19,006 15,898,519
Kasikornbank PCL
(a)(c)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
5.28%
(k)
..................... 2,110 1,960,058
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.34%,
10/02/31 .................... 2,100 1,881,863
KBC Group NV, (5-Year EUR Swap Annual +
4.69%), 4.75%
(a)(c)(k)
.............. EUR 5,800 5,975,604
Krung Thai Bank PCL, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.53%), 4.40%
(a)(c)(k)
.............. USD 300 271,556
Lloyds Banking Group plc
4.50%, 11/04/24 ................. 800 781,591
4.45%, 05/08/25 ................. 500 491,065
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(a)(c)(k)
............. EUR 1,100 1,091,523
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.50%), 3.87%,
07/09/25
(a)
................... USD 1,100 1,073,582
(5-Year USD Swap Semi + 4.50%), 7.50%
(a)
(k)
......................... 3,975 3,768,658
4.58%, 12/10/25 ................. 2,250 2,153,824
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.82%),
6.75%
(a)(k)
.................... 7,290 6,713,902
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.72%,
08/11/26
(a)
................... 1,365 1,346,676
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(a)(k)
. GBP 1,809 2,162,721
4.55%, 08/16/28 ................. USD 265 255,547
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(a)(k)
.................... 8,405 7,686,373
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25 ................. 1,595 1,467,026
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.54%,
04/17/26
(a)
................... 855 857,718
3.74%, 03/07/29 ................. 500 470,810

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
3.20%, 07/18/29 ................. USD 365 $ 328,532
2.05%, 07/17/30 ................. 1,000 821,810
Mizuho Financial Group, Inc., (1-Day SOFR +
1.25%), 1.24%, 07/10/24
(a)
.......... 900 892,199
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.51%), 6.50%
(a)(c)(k)
....... 920 876,473
National Australia Bank Ltd., 6.43%, 01/12/33
(b)
970 1,004,091
NatWest Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.15%), 2.36%,
05/22/24 .................... 590 588,678
(3-mo. LIBOR USD + 1.76%), 4.27%,
03/22/25 .................... 800 787,985
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 7.47%,
11/10/26 .................... 1,895 1,982,457
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13%
(k)
.. GBP 750 787,040
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.35%), 3.03%,
11/28/35 .................... USD 1,185 929,022
Nordea Bank Abp
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.11%),
6.63%
(a)(c)(k)
................... 1,100 1,030,117
1.50%, 09/30/26
(b)
................ 2,500 2,226,413
Regions Financial Corp., 2.25%, 05/18/25 .. 100 93,178
Santander UK Group Holdings plc
(a)
(BPSWS5 + 5.79%), 6.75%
(c)(k)
....... GBP 8,365 9,523,993
(1-Day SOFR + 2.75%), 6.83%, 11/21/26 USD 1,795 1,826,870
(1-Day SOFR + 0.99%), 1.67%, 06/14/27 1,150 1,006,643
Shinhan Financial Group Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.06%), 2.88%
(a)(c)(k)
....... 3,200 2,801,600
Skandinaviska Enskilda Banken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 6.88%
(a)(c)(k)
....... 600 553,500
Societe Generale SA
(5-Year USD Swap Semi + 4.30%), 7.38%
(a)
(b)(k)
........................ 2,290 2,161,325
(5-Year USD Swap Semi + 4.98%), 7.88%
(a)
(b)(k)
........................ 300 286,620
(5-Year USD Swap Semi + 4.98%), 7.88%
(a)
(c)(k)
........................ 6,526 6,234,940
(5-Year USD Swap Rate + 5.87%), 8.00%
(a)
(c)(k)
........................ 1,893 1,766,633
4.00%, 01/12/27
(b)
................ 360 341,002
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 6.45%,
01/12/27
(a)(b)
.................. 1,975 1,996,950
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.39%),
9.38%
(a)(b)(k)
................... 2,270 2,155,138
(5-Year EUR Swap Annual + 5.23%),
7.88%
(a)(c)(k)
................... EUR 1,600 1,588,524
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.51%),
5.38%
(a)(b)(k)
................... USD 12,900 9,030,000
Standard Chartered plc
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.66%),
6.00%
(c)(k)
.................... 900 851,400
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 1.82%,
11/23/25
(b)
................... 1,475 1,380,341
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.14%),
4.30%
(b)(k)
.................... USD 11,150 $ 7,861,865
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 ................. 1,675 1,592,374
5.46%, 01/13/26 ................. 1,975 1,995,755
5.52%, 01/13/28 ................. 930 951,300
3.04%, 07/16/29 ................. 130 116,310
2.75%, 01/15/30 ................. 385 335,753
TMBThanachart Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.26%), 4.90%
(a)(c)(k)
....... 2,431 2,248,675
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. 455 428,201
3.77%, 06/06/25 ................. 1,585 1,547,936
(5-Year USD Swap Semi + 2.21%), 3.63%,
09/15/31
(a)
................... 100 94,508
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.08%), 8.13%,
10/31/82
(a)
................... 17,691 18,018,814
UniCredit SpA
(a)
(5-Year EUR Swap Annual + 6.39%),
6.63%
(c)(k)
.................... EUR 5,219 5,759,787
(5-Year EUR Swap Annual + 4.93%),
5.38%
(c)(k)
.................... 1,000 968,910
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(c)(k)
.............. 4,968 5,235,836
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32
(c)
.............. 200 188,603
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(b)
................... USD 1,779 1,702,112
Wells Fargo & Co.
(1-Day SOFR + 1.32%), 3.91%, 04/25/26
(a)
2,535 2,471,924
(1-Day SOFR + 1.51%), 3.53%, 03/24/28
(a)
1,655 1,563,875
(3-mo. LIBOR USD + 1.31%), 3.58%,
05/22/28
(a)
................... 715 676,601
(1-Day SOFR + 1.98%), 4.81%, 07/25/28
(a)
1,515 1,501,421
(1-Day SOFR + 2.10%), 4.90%, 07/25/33
(a)
2,704 2,646,191
(1-Day SOFR + 2.02%), 5.39%, 04/24/34
(a)
1,999 2,033,517
5.61%, 01/15/44 ................. 950 934,083
4.65%, 11/04/44 ................. 210 184,194
4.75%, 12/07/46 ................. 545 476,596
(1-Day SOFR + 4.50%), 5.01%, 04/04/51
(a)
655 619,820
Westpac Banking Corp.
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(a)
................... 460 360,943
4.42%, 07/24/39 ................. 200 169,650
3.13%, 11/18/41 ................. 590 410,167
Woori Bank
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.66%),
4.25%
(a)(c)(k)
................... 903 857,173
4.88%, 01/26/28
(b)
................ 265 268,445
521,848,077
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 145 145,881
4.90%, 02/01/46 ................. 5,125 5,078,635
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 770 787,437
4.95%, 01/15/42 ................. 80 80,183
4.60%, 04/15/48 ................. 460 440,930
5.55%, 01/23/49 ................. 160 172,862
5.80%, 01/23/59 ................. 195 218,399

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Beverages (continued)
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 USD 595 $ 471,277
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 ... 420 375,055
7,770,659
Biotechnology — 0.1%
AbbVie, Inc.
2.60%, 11/21/24 ................. 1,100 1,061,941
3.80%, 03/15/25 ................. 1,550 1,523,773
4.55%, 03/15/35 ................. 150 146,926
4.30%, 05/14/36 ................. 1,055 999,028
4.40%, 11/06/42 ................. 1,205 1,097,655
4.45%, 05/14/46 ................. 880 794,554
4.88%, 11/14/48 ................. 840 806,179
4.25%, 11/21/49 ................. 699 612,722
Amgen, Inc.
5.15%, 03/02/28 ................. 960 982,572
2.00%, 01/15/32 ................. 825 668,573
5.25%, 03/02/33 ................. 1,205 1,239,822
3.00%, 01/15/52 ................. 995 680,242
4.20%, 02/22/52 ................. 1,020 862,937
4.88%, 03/01/53 ................. 410 385,229
5.65%, 03/02/53 ................. 520 538,694
2.77%, 09/01/53 ................. 174 111,428
4.40%, 02/22/62 ................. 428 359,123
5.75%, 03/02/63 ................. 260 269,296
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 541 532,187
6.25%, 04/01/28 ................. GBP 878 948,318
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 900 839,776
4.75%, 03/01/46 ................. 375 358,154
4.15%, 03/01/47 ................. 100 88,679
2.80%, 10/01/50 ................. 2,010 1,377,667
17,285,475
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 1,125 731,441
Amazon.com, Inc.
3.30%, 04/13/27 ................. 100 97,205
1.20%, 06/03/27 ................. 615 550,857
3.15%, 08/22/27 ................. 925 891,150
3.88%, 08/22/37 ................. 1,075 1,006,897
4.05%, 08/22/47 ................. 245 222,486
3.95%, 04/13/52 ................. 850 748,422
2.70%, 06/03/60 ................. 295 192,236
3.25%, 05/12/61 ................. 895 660,384
4.10%, 04/13/62 ................. 325 282,590
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 3,361 2,630,520
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 1,346 1,292,813
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
.................... 430 425,915
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 723 666,967
5.63%, 02/15/29 ................. 2,255 2,120,200
3.63%, 10/01/31 ................. 1,385 1,131,407
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 1,151 1,069,584
14,721,074
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 2,771 2,649,768
6.38%, 06/15/30 ................. 918 908,196
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 1,719 1,628,752
HT Troplast GmbH, 9.25%, 07/15/25
(c)
.... EUR 880 955,127
Security
Par (000)
Par (000) Value
Building Products (continued)
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. USD 902 $ 908,274
4.63%, 12/15/25 ................. 672 648,480
Knife River Holding Co., 7.75%, 05/01/31
(b)
. 377 382,165
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 402 386,925
3.50%, 02/15/30 ................. 1,633 1,398,397
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 1,044 934,380
9.75%, 07/15/28 ................. 773 738,215
PCF GmbH, 4.75%, 04/15/26
(c)
........ EUR 589 545,689
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... USD 6,159 5,764,371
Standard Industries, Inc.
(b)
4.75%, 01/15/28 ................. 842 786,968
4.38%, 07/15/30 ................. 2,732 2,358,122
3.38%, 01/15/31 ................. 1,011 800,102
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 146 138,729
21,932,660
Capital Markets — 1.3%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 1,482 1,523,570
Bank of New York Mellon Corp. (The), 3.00%,
10/30/28 ..................... 100 92,115
Blackstone Holdings Finance Co. LLC
(b)
5.90%, 11/03/27 ................. 881 903,841
6.20%, 04/22/33 ................. 1,589 1,656,721
Blackstone Private Credit Fund
7.05%, 09/29/25
(b)
................ 602 602,834
3.25%, 03/15/27 ................. 534 460,162
Codere New Holdco SA
7.50%, 11/30/27 ................. EUR 370 24,414
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 1,887 1,698,484
Credit Suisse AG, 7.75%, 03/10/26
(c)
..... GBP 2,200 2,864,385
Credit Suisse Group AG, (1-Year EURIBOR
ICE Swap Rate + 4.95%), 7.75%, 03/01/29
(a)
(c)
......................... EUR 2,129 2,557,080
Deutsche Bank AG
(a)
(1-Day SOFR + 2.16%), 2.22%, 09/18/24 USD 3,440 3,369,682
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(k)
............... 23,000 17,132,700
(1-Day SOFR + 2.58%), 3.96%, 11/26/25 600 573,493
(1-Day SOFR + 3.19%), 6.12%, 07/14/26 840 829,444
(1-Day SOFR + 1.87%), 2.13%, 11/24/26 595 529,437
(5-Year EUR Swap Annual + 4.55%),
4.50%
(c)(k)
.................... EUR 1,600 1,179,033
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(c)(k)
............. 5,000 5,150,876
(5-Year EUR Swap Annual + 5.69%),
6.75%
(c)(k)
.................... 1,000 833,422
(1-Day SOFR + 3.18%), 6.72%, 01/18/29 USD 1,010 1,026,927
(1-Day SOFR + 5.44%), 5.88%, 07/08/31 574 504,237
(1-Day SOFR + 3.65%), 7.08%, 02/10/34 935 874,738
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 222,628
Goldman Sachs Group, Inc. (The)
5.70%, 11/01/24 ................. 1,900 1,916,893
(3-mo. LIBOR USD + 1.20%), 3.27%,
09/29/25
(a)
................... 930 899,811
(1-Day SOFR + 0.79%), 1.09%, 12/09/26
(a)
2,080 1,860,713
(1-Day SOFR + 0.80%), 1.43%, 03/09/27
(a)
700 628,441
(1-Day SOFR + 0.91%), 1.95%, 10/21/27
(a)
275 246,260
(1-Day SOFR + 1.73%), 4.48%, 08/23/28
(a)
2,860 2,806,055

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. LIBOR USD + 1.30%), 4.22%,
05/01/29
(a)
................... USD 695 $ 667,707
(1-Day SOFR + 1.09%), 1.99%, 01/27/32
(a)
170 136,113
(1-Day SOFR + 1.28%), 2.62%, 04/22/32
(a)
1,470 1,226,791
(1-Day SOFR + 1.25%), 2.38%, 07/21/32
(a)
780 637,188
(1-Day SOFR + 1.41%), 3.10%, 02/24/33
(a)
1,637 1,408,584
6.75%, 10/01/37 ................. 450 492,475
5.15%, 05/22/45 ................. 195 184,146
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(c)
.................... 1,900 1,645,637
Huarong Finance 2019 Co. Ltd.
(c)
3.75%, 05/29/24 ................. 900 855,450
3.25%, 11/13/24 ................. 200 185,600
Huarong Finance Co. Ltd.
(c)
4.25%, 11/07/27 ................. 500 416,969
4.50%, 05/29/29 ................. 500 396,031
3.88%, 11/13/29 ................. 500 379,312
3.38%, 02/24/30 ................. 500 366,031
3.63%, 09/30/30 ................. 500 365,094
4.95%, 11/07/47 ................. 500 319,938
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. 25 23,654
4.60%, 03/15/33 ................. 570 569,232
4.25%, 09/21/48 ................. 15 13,220
5.20%, 06/15/62 ................. 375 381,717
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
... 820 833,318
Morgan Stanley
(a)
(1-Day SOFR + 1.16%), 3.62%, 04/17/25 990 970,548
(1-Day SOFR + 0.53%), 0.79%, 05/30/25 840 795,231
(1-Day SOFR + 1.99%), 2.19%, 04/28/26 725 682,523
(1-Day SOFR + 0.88%), 1.59%, 05/04/27 1,075 966,859
(1-Day SOFR + 1.61%), 4.21%, 04/20/28 6,400 6,204,625
(3-mo. LIBOR USD + 1.34%), 3.59%,
07/22/28 .................... 1,430 1,355,285
(1-Day SOFR + 1.73%), 5.12%, 02/01/29 1,250 1,256,122
(3-mo. LIBOR USD + 1.63%), 4.43%,
01/23/30 .................... 800 772,930
(1-Day SOFR + 1.14%), 2.70%, 01/22/31 1,530 1,320,466
(1-Day SOFR + 3.12%), 3.62%, 04/01/31 285 260,680
(1-Day SOFR + 1.29%), 2.94%, 01/21/33 1,330 1,128,396
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95%,
01/19/38 .................... 800 804,248
(1-Day SOFR + 1.49%), 3.22%, 04/22/42 180 139,396
(1-Day SOFR + 1.43%), 2.80%, 01/25/52 160 106,687
MSCI, Inc.
(b)
3.63%, 09/01/30 ................. 592 510,701
3.88%, 02/15/31 ................. 1,673 1,465,581
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. 455 403,207
2.68%, 07/16/30 ................. 500 410,829
2.61%, 07/14/31 ................. 880 700,871
Northern Trust Corp.
3.95%, 10/30/25 ................. 100 97,504
1.95%, 05/01/30 ................. 200 169,172
6.13%, 11/02/32 ................. 1,285 1,374,251
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 747 689,935
3.40%, 07/15/26 ................. 1,401 1,254,836
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 2,516 2,446,706
7.75%, 09/16/27
(b)
................ 1,780 1,788,404
S&P Global, Inc.
2.90%, 03/01/32 ................. 405 359,641
3.25%, 12/01/49 ................. 90 68,076
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Sherwood Financing plc, 6.00%, 11/15/26
(c)
. GBP 473 $ 489,080
State Street Corp., (3-mo. LIBOR USD +
1.00%), 5.87%, 06/15/47
(a)
.......... USD 48,980 40,317,484
Sun Hung Kai & Co. BVI Ltd., 5.00%,
09/07/26
(c)
.................... 750 654,047
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 3,157 3,115,959
UBS Group AG
(a)
(5-Year USD Swap Semi + 4.34%), 7.00%
(b)
(k)
......................... 13,976 13,102,500
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 1.01%,
07/30/24
(b)
................... 1,055 1,040,271
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
(k)
......................... 4,957 4,684,365
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(c)(k)
.................... 850 724,625
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36%,
01/30/27
(b)
................... 530 468,676
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(b)(k)
.................... 2,135 1,659,963
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49%,
08/10/27
(b)
................... 315 273,617
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b)(k)
.................... 6,088 4,199,219
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 5.96%,
01/12/34
(b)
................... 1,850 1,890,699
165,596,818
Chemicals — 0.6%
Air Products & Chemicals, Inc., 2.80%,
05/15/50 ..................... 5 3,652
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 297,543
Ashland LLC, 3.38%, 09/01/31
(b)
........ 230 190,290
Avient Corp., 7.13%, 08/01/30
(b)
........ 935 955,580
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(c)
............... EUR 220 238,218
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 1,477 1,426,494
3.38%, 02/15/29 ................. 1,484 1,283,291
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
.................... 2,545 2,425,321
Celanese US Holdings LLC, 5.90%, 07/05/24 1,700 1,701,875
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 894 794,570
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 575 581,301
5.42%, 11/15/48 ................. 150 150,833
Eastman Chemical Co.
5.75%, 03/08/33 ................. 1,760 1,799,301
4.80%, 09/01/42 ................. 220 194,698
4.65%, 10/15/44 ................. 200 172,139
Ecolab, Inc., 2.70%, 12/15/51 ......... 855 574,498
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 13,098 11,557,308
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 863 853,248
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 1,121 1,109,790
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 3,371 2,795,048
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,308 958,599
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,889 2,562,952

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Chemicals (continued)
INEOS Finance plc
6.63%, 05/15/28
(c)
................ EUR 1,041 $ 1,137,849
INEOS Quattro Finance 1 plc, 3.75%,
07/15/26
(c)
.................... 131 126,518
INEOS Quattro Finance 2 plc, 2.50%,
01/15/26
(c)
.................... 903 895,439
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 528 463,350
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
1,868 1,307,600
Kronos International, Inc., 3.75%, 09/15/25
(c)
EUR 803 818,207
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 1,016 875,030
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 800 729,363
MEGlobal BV
(b)
4.25%, 11/03/26 ................. 1,222 1,191,679
2.63%, 04/28/28 ................. 803 710,053
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,179,862
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
EUR 427 472,864
Nutrien Ltd.
5.90%, 11/07/24 ................. USD 275 278,458
4.90%, 03/27/28 ................. 560 562,297
5.80%, 03/27/53 ................. 150 155,822
Olympus Water US Holding Corp., 3.88%,
10/01/28
(c)
.................... EUR 348 313,868
Pearl Holding II Ltd., 6.00%,
(c)(k)
........ USD 573 13,169
Pearl Holding III Ltd., 9.00%, 10/22/25
(c)
... 456 138,954
Sasol Financing USA LLC
6.50%, 09/27/28 ................. 435 400,961
8.75%, 05/03/29
(b)
................ 3,762 3,777,048
5.50%, 03/18/31 ................. 3,305 2,734,475
SCIL IV LLC
4.38%, 11/01/26
(c)
................ EUR 463 468,090
5.38%, 11/01/26
(b)
................ USD 1,825 1,680,182
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
6.86%, 11/01/26
(a)(c)
............. EUR 203 220,890
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. USD 920 743,374
4.38%, 02/01/32 ................. 204 164,884
Sherwin-Williams Co. (The)
3.45%, 06/01/27 ................. 289 277,397
2.95%, 08/15/29 ................. 200 180,896
2.30%, 05/15/30 ................. 300 255,720
4.50%, 06/01/47 ................. 195 172,674
3.30%, 05/15/50 ................. 15 10,726
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 4,176 3,555,530
Synthomer plc, 3.88%, 07/01/25
(c)
....... EUR 547 555,656
UPL Corp. Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.87%), 5.25%
(a)(c)(k)
.............. USD 1,908 1,405,719
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 1,593 1,512,872
5.63%, 08/15/29 ................. 8,465 7,301,796
7.38%, 03/01/31 ................. 1,213 1,214,873
70,630,694
Commercial Services & Supplies — 0.7%
AA Bond Co. Ltd., 4.88%, 07/31/24
(c)
..... GBP 500 616,593
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
USD 903 781,095
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 6,770 6,525,952
9.75%, 07/15/27
(b)
................ 5,328 4,956,282
3.63%, 06/01/28
(c)
................ EUR 500 451,118
4.63%, 06/01/28
(b)
................ USD 11,068 9,625,139
4.88%, 06/01/28
(c)
................ GBP 310 314,615
6.00%, 06/01/29
(b)
................ USD 7,512 5,889,265
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. USD 1,008 $ 872,217
4.75%, 10/15/29 ................. 1,044 945,875
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 569 568,420
5.75%, 07/15/29 ................. 2,047 1,828,567
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 1,401 1,386,859
6.38%, 05/01/25 ................. 1,588 1,588,000
5.00%, 02/01/28 ................. 2,392 2,278,141
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 100,980
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 1,539 1,489,783
6.38%, 02/01/31 ................. 807 823,333
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 2,464 2,192,960
5.00%, 09/01/30 ................. 398 351,991
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 894 821,213
7.75%, 02/15/28 ................. 2,841 2,855,205
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 638 620,576
3.75%, 08/01/25 ................. 2,171 2,098,767
5.13%, 12/15/26 ................. 1,174 1,154,893
4.00%, 08/01/28 ................. 1,744 1,591,716
3.50%, 09/01/28 ................. 1,168 1,061,544
4.75%, 06/15/29 ................. 2,415 2,247,664
4.38%, 08/15/29 ................. 1,396 1,263,436
Intrum AB
(c)
3.13%, 07/15/24 ................. EUR 135 141,672
4.88%, 08/15/25 ................. 838 832,808
9.25%, 03/15/28 ................. 475 498,541
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,270,620
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 3,052 2,389,137
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 2,242 2,110,282
Paprec Holding SA
(c)
4.00%, 03/31/25 ................. EUR 619 665,941
3.50%, 07/01/28 ................. 513 501,495
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 625 622,024
5.75%, 04/15/26 ................. 2,736 2,715,380
6.25%, 01/15/28 ................. 2,122 1,987,330
Republic Services, Inc.
0.88%, 11/15/25 ................. 700 635,860
3.95%, 05/15/28 ................. 640 627,389
4.88%, 04/01/29 ................. 1,010 1,030,824
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 1,146 1,186,764
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
............... 300 312,253
Verisure Holding AB
(c)
3.25%, 02/15/27 ................. 512 494,524
9.25%, 10/15/27 ................. 841 990,392
7.13%, 02/01/28 ................. 100 109,698
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 7,894 7,337,733
83,762,866
Communications Equipment — 0.2%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 3,377 3,174,254
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 2,765 2,640,807
8.25%, 03/01/27 ................. 1,389 1,073,859
7.13%, 07/01/28 ................. 1,634 1,172,395
4.75%, 09/01/29 ................. 2,792 2,254,669

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. USD 900 $ 892,875
4.60%, 05/23/29 ................. 1,725 1,696,997
2.30%, 11/15/30 ................. 780 639,472
2.75%, 05/24/31 ................. 915 761,579
Nokia OYJ, 6.63%, 05/15/39 .......... 630 620,800
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 3,774 3,604,170
5.63%, 04/15/27 ................. 2,719 2,521,872
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 823 687,205
21,740,954
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 1,181 1,158,561
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,435,794
Azzurra Aeroporti SpA
(c)
2.13%, 05/30/24 ................. EUR 1,799 1,926,972
2.63%, 05/30/27 ................. 387 376,337
Cellnex Finance Co. SA
(c)
1.00%, 09/15/27 ................. 200 192,139
1.50%, 06/08/28 ................. 1,600 1,537,611
2.00%, 09/15/32 ................. 700 611,996
2.00%, 02/15/33 ................. 1,000 865,763
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(l)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 1,502 1,371,011
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 917 1,064,854
Heathrow Finance plc
(c)(d)
4.75%, 03/01/24 ................. 200 246,810
5.75%, 03/03/25 ................. 221 272,187
4.13%, 09/01/29 ................. 1,071 1,120,124
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 1,045 967,209
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
3,191 3,043,416
Promontoria Holding 264 BV, 6.38%, 03/01/27
(c)
EUR 1,387 1,534,449
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(c)
.................... USD 860 688,161
19,413,394
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.53%), 5.13%
(a)(b)(k)
.............. 1,682 1,481,716
Consumer Finance — 0.5%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,588,674
6.50%, 07/15/25 ................. 885 893,633
2.45%, 10/29/26 ................. 200 179,329
Ally Financial, Inc., 5.75%, 11/20/25 ..... 2,010 1,953,090
American Express Co.
3.95%, 08/01/25 ................. 2,300 2,255,291
3.13%, 05/20/26 ................. 1,200 1,150,652
American Honda Finance Corp.
1.95%, 05/10/23 ................. 590 589,611
2.00%, 03/24/28 ................. 1,440 1,293,773
Capital One Financial Corp.
3.30%, 10/30/24 ................. 2,215 2,153,311
(1-Day SOFR + 1.29%), 2.64%, 03/03/26
(a)
1,475 1,381,367
(1-Day SOFR + 0.86%), 1.88%, 11/02/27
(a)
300 261,500
3.80%, 01/31/28 ................. 660 616,522
(1-Day SOFR + 1.34%), 2.36%, 07/29/32
(a)
735 530,603
(1-Day SOFR + 1.27%), 2.62%, 11/02/32
(a)
420 325,856
(1-Day SOFR + 2.60%), 5.82%, 02/01/34
(a)
820 798,982
Discover Financial Services, 6.70%, 11/29/32 650 687,755
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 444 446,635
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.38%, 02/15/26 ................. GBP 300 $ 335,326
4.25%, 06/01/28 ................. 897 874,789
Ford Motor Credit Co. LLC
2.75%, 06/14/24 ................. 436 520,779
4.54%, 03/06/25 ................. 1,539 1,849,210
4.69%, 06/09/25 ................. USD 200 193,346
5.13%, 06/16/25 ................. 2,956 2,877,488
4.13%, 08/04/25 ................. 3,078 2,912,672
3.38%, 11/13/25 ................. 724 672,349
6.86%, 06/05/26 ................. GBP 1,286 1,610,281
4.95%, 05/28/27 ................. USD 1,606 1,518,782
4.87%, 08/03/27 ................. EUR 1,225 1,309,333
4.13%, 08/17/27 ................. USD 519 476,213
3.82%, 11/02/27 ................. 297 266,289
2.90%, 02/16/28 ................. 1,940 1,679,323
6.80%, 05/12/28 ................. 3,421 3,423,046
5.11%, 05/03/29 ................. 1,355 1,262,550
7.35%, 03/06/30 ................. 3,517 3,612,523
4.00%, 11/13/30 ................. 401 343,844
3.63%, 06/17/31 ................. 892 735,329
General Motors Financial Co., Inc.
6.00%, 01/09/28 ................. 460 469,521
2.40%, 04/10/28 ................. 255 222,818
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... 2,320 2,071,166
LeasePlan Corp. NV, (5-Year EURIBOR ICE
Swap Rate + 7.56%), 7.38%
(a)(c)(k)
...... EUR 1,400 1,489,284
Macquarie Airfinance Holdings Ltd., 8.38%,
05/01/28
(b)
.................... USD 636 636,420
Muthoot Finance Ltd., 4.40%, 09/02/23
(c)
... 811 802,890
Navient Corp.
7.25%, 09/25/23 ................. 376 376,692
5.88%, 10/25/24 ................. 600 589,668
5.50%, 03/15/29 ................. 1,399 1,204,469
OneMain Finance Corp.
6.88%, 03/15/25 ................. 934 913,714
7.13%, 03/15/26 ................. 2,323 2,263,859
3.50%, 01/15/27 ................. 1,857 1,586,101
6.63%, 01/15/28 ................. 899 833,822
5.38%, 11/15/29 ................. 451 379,404
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,156,750
Toyota Motor Credit Corp.
1.15%, 08/13/27 ................. 1,525 1,346,616
3.38%, 04/01/30 ................. 527 497,156
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
2,393 2,070,267
63,490,673
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 1,400 1,265,521
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,360 2,219,478
4.63%, 01/15/27 ................. 830 802,358
5.88%, 02/15/28 ................. 1,081 1,070,125
6.50%, 02/15/28 ................. 1,136 1,150,200
3.50%, 03/15/29 ................. 495 438,568
4.88%, 02/15/30 ................. 1,246 1,161,895
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 1,000 1,030,535
4.50%, 02/16/26 ................. 2,441 2,573,056
Casino Guichard Perrachon SA, (5-Year
EURIBOR ICE Swap Rate + 3.82%), 3.99%
(a)
(c)(k)
........................ EUR 1,100 70,907
CK Hutchison International 23 Ltd., 4.75%,
04/21/28
(b)
.................... USD 2,516 2,537,172
Ocado Group plc, 3.88%, 10/08/26
(c)
..... GBP 835 771,299

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 1,224 $ 1,114,273
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 504 492,391
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 630 597,996
US Foods, Inc.
(b)
4.75%, 02/15/29 ................. 2,292 2,131,978
4.63%, 06/01/30 ................. 1,174 1,073,639
Walmart, Inc.
1.50%, 09/22/28 ................. 100 88,451
2.65%, 09/22/51 ................. 630 455,838
21,045,680
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 4,580 3,753,009
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 3,558 3,540,405
2.00%, 09/01/28
(c)
................ EUR 388 354,856
4.00%, 09/01/29
(b)
................ USD 9,521 7,755,474
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 400 393,402
2.13%, 08/15/26
(c)
................ EUR 1,343 1,311,815
4.13%, 08/15/26
(b)
................ USD 811 763,990
4.75%, 07/15/27
(c)
................ GBP 799 798,170
5.25%, 08/15/27
(b)
................ USD 200 171,040
Ball Corp., 5.25%, 07/01/25 .......... 113 112,909
Berry Global, Inc., 1.57%, 01/15/26 ...... 2,295 2,085,561
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 718,875
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 5,044 4,950,669
8.75%, 04/15/30 ................. 3,222 2,965,250
Crown Americas LLC
4.75%, 02/01/26 ................. 1,705 1,671,465
4.25%, 09/30/26 ................. 620 593,526
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 386,823
Crown European Holdings SA, 3.38%,
05/15/25
(c)
.................... EUR 662 714,787
Fiber Bidco SpA, 11.00%, 10/25/27
(c)
..... 504 598,120
Graphic Packaging International LLC
(b)
3.50%, 03/15/28 ................. USD 993 899,992
3.50%, 03/01/29 ................. 364 322,353
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,321,240
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 1,448 1,289,046
LABL, Inc.
(b)
5.88%, 11/01/28 ................. USD 1,515 1,397,587
9.50%, 11/01/28 ................. 1,981 2,039,321
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 18,959 19,230,594
9.25%, 04/15/27 ................. 534 506,765
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... 3,552 3,005,436
Sealed Air Corp., 6.13%, 02/01/28
(b)
..... 1,104 1,120,230
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
621 635,935
Trivium Packaging Finance BV
3.75%, 08/15/26
(c)(d)
............... EUR 500 506,859
5.50%, 08/15/26
(b)(d)
............... USD 3,334 3,236,825
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.40%, 08/15/26
(a)(c)
............. EUR 586 632,638
8.50%, 08/15/27
(b)(d)
............... USD 7,337 7,083,345
Verallia SA, 1.88%, 11/10/31
(c)
......... EUR 900 800,907
WestRock MWV LLC, 8.20%, 01/15/30 .... USD 200 235,010
WRKCo, Inc.
3.75%, 03/15/25 ................. 325 316,120
4.90%, 03/15/29 ................. 400 395,828
3.00%, 06/15/33 ................. 1,855 1,516,632
81,132,809
Security
Par (000)
Par (000) Value
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
............ USD 1,019 $ 878,190
Azelis Finance NV, 5.75%, 03/15/28
(c)
.... EUR 327 361,672
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(b)
USD 2,258 2,071,715
Resideo Funding, Inc., 4.00%, 09/01/29
(b)
.. 493 417,557
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(b)
448 463,680
4,192,814
Diversified Consumer Services — 0.2%
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... 1,950 2,000,598
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 969 821,357
Northwestern University, 4.64%, 12/01/44 .. 470 461,464
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 1,791 1,733,841
Service Corp. International
5.13%, 06/01/29 ................. USD 716 689,150
3.38%, 08/15/30 ................. 1,285 1,088,690
4.00%, 05/15/31 ................. 2,612 2,301,877
Sotheby's
(b)
7.38%, 10/15/27 ................. 7,609 7,133,686
5.88%, 06/01/29 ................. 3,842 3,162,735
University of Miami, Series 2022, 4.06%,
04/01/52 ..................... 320 277,063
University of Southern California, Series 2017,
3.84%, 10/01/47 ................ 375 336,396
20,006,857
Diversified REITs — 0.2%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 761 582,432
GLP Capital LP
4.00%, 01/15/30 ................. 495 439,036
3.25%, 01/15/32 ................. 1,621 1,329,234
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,155,664
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 1,202 1,052,946
Simon Property Group LP, 5.50%, 03/08/33 . 1,270 1,292,705
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,546 1,476,237
Unibail-Rodamco-Westfield SE, (5-Year EUR
Swap Annual + 1.68%), 2.13%
(a)(c)(k)
.... EUR 800 775,738
Uniti Group LP, 10.50%, 02/15/28
(b)
...... USD 3,588 3,433,345
VICI Properties LP
3.50%, 02/15/25
(b)
................ 2,324 2,233,109
4.25%, 12/01/26
(b)
................ 147 140,075
4.50%, 01/15/28
(b)
................ 2,678 2,512,638
3.88%, 02/15/29
(b)
................ 397 356,754
4.63%, 12/01/29
(b)
................ 1,637 1,520,461
4.95%, 02/15/30 ................. 1,089 1,040,964
4.13%, 08/15/30
(b)
................ 2,184 1,947,188
5.13%, 05/15/32 ................. 2,240 2,137,714
5.63%, 05/15/52 ................. 1,796 1,624,922
25,051,162
Diversified Telecommunication Services — 1.2%
Altice France Holding SA, 10.50%, 05/15/27
(b)
3,752 2,770,773
Altice France SA
2.50%, 01/15/25
(c)
................ EUR 817 832,238
2.13%, 02/15/25
(c)
................ 325 327,678
5.88%, 02/01/27
(c)
................ 650 619,543
8.13%, 02/01/27
(b)
................ USD 6,052 5,403,912
5.50%, 01/15/28
(b)
................ 3,359 2,644,368
5.13%, 01/15/29
(b)
................ 894 660,692
5.50%, 10/15/29
(b)
................ 2,000 1,497,161
AT&T, Inc.
4.35%, 03/01/29 ................. 25 24,572
4.50%, 05/15/35 ................. 2,685 2,527,939
5.35%, 09/01/40 ................. 1,500 1,483,043
4.65%, 06/01/44 ................. 200 176,820

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.65%, 06/01/51 ................. USD 710 $ 529,357
3.55%, 09/15/55 ................. 926 657,179
3.65%, 09/15/59 ................. 406 287,273
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(e)(l)
1,000 1,438
British Telecommunications plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.49%), 4.88%, 11/23/81
(a)(b)
.. 700 556,333
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. 2,101 1,982,440
5.00%, 02/01/28 ................. 1,327 1,226,934
5.38%, 06/01/29 ................. 3,058 2,804,546
6.38%, 09/01/29 ................. 1,438 1,366,617
4.50%, 08/15/30 ................. 4,324 3,630,861
4.25%, 02/01/31 ................. 4,075 3,337,469
7.38%, 03/01/31 ................. 1,540 1,509,136
4.75%, 02/01/32 ................. 3,193 2,642,147
4.50%, 06/01/33 ................. 2,030 1,615,906
4.25%, 01/15/34 ................. 5,050 3,846,789
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 200 196,161
1.75%, 10/23/30 ................. 900 813,986
0.75%, 11/20/31
(m)
................ 1,900 1,671,246
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
............... USD 12 14,654
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 1,705 1,569,426
5.00%, 05/01/28 ................. 4,291 3,767,979
8.75%, 05/15/30 ................. 7,139 7,061,192
Global Switch Holdings Ltd., 2.25%, 05/31/27
(c)
EUR 961 995,681
Iliad Holding SASU
6.50%, 10/15/26
(b)
................ USD 7,016 6,750,866
5.63%, 10/15/28
(c)
................ EUR 500 502,275
7.00%, 10/15/28
(b)
................ USD 4,212 3,985,251
Iliad SA
(c)
5.38%, 06/14/27 ................. EUR 1,600 1,733,135
5.63%, 02/15/30 ................. 600 631,819
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(c)
.................... 1,465 1,430,129
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
116 110,088
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 3,459 2,706,256
4.63%, 09/15/27 ................. 1,045 645,423
4.25%, 07/01/28 ................. 1,115 649,985
3.63%, 01/15/29 ................. 900 503,347
3.75%, 07/15/29 ................. 1,156 650,572
3.88%, 11/15/29 ................. 2,801 2,044,707
10.50%, 05/15/30 ................ 1,655 1,584,337
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 2,468 2,496,790
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
USD 6,516 4,351,385
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.27%), 5.65%
(a)(c)(k)
.............. 4,615 4,424,054
RCS & RDS SA, 2.50%, 02/05/25
(c)
...... EUR 900 936,422
Sprint Capital Corp.
6.88%, 11/15/28 ................. USD 1,350 1,455,411
8.75%, 03/15/32 ................. 6,121 7,481,795
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 1,633 1,459,861
6.00%, 09/30/34 ................. 3,290 2,804,669
7.20%, 07/18/36 ................. 142 128,321
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 410 477,774
Telecom Italia SpA
4.00%, 04/11/24
(c)
................ 200 217,350
5.30%, 05/30/24
(b)
................ USD 1,855 1,811,844
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
2.75%, 04/15/25
(c)
................ EUR 300 $ 312,395
2.38%, 10/12/27
(c)
................ 600 566,302
Series APR, 6.88%, 02/15/28
(c)
....... 1,702 1,881,594
1.63%, 01/18/29
(c)
................ 3,585 3,041,740
Telefonica Emisiones SA
4.10%, 03/08/27 ................. USD 600 581,104
4.90%, 03/06/48 ................. 670 556,211
Vantage Towers AG, 0.38%, 03/31/27
(c)
... EUR 200 219,459
Verizon Communications, Inc.
3.88%, 02/08/29 ................. USD 3,275 3,162,279
4.02%, 12/03/29 ................. 24 23,046
1.50%, 09/18/30 ................. 285 230,580
1.68%, 10/30/30 ................. 711 573,751
2.55%, 03/21/31 ................. 420 357,584
2.36%, 03/15/32 ................. 540 443,307
5.85%, 09/15/35 ................. 690 732,815
2.65%, 11/20/40 ................. 1,400 993,568
3.40%, 03/22/41 ................. 3,325 2,617,103
2.85%, 09/03/41 ................. 440 318,842
6.55%, 09/15/43 ................. 245 277,658
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
1,350 1,137,616
Virgin Media Secured Finance plc
5.00%, 04/15/27
(c)
................ GBP 833 966,180
5.25%, 05/15/29
(c)
................ 361 386,784
5.50%, 05/15/29
(b)
................ USD 400 367,284
4.25%, 01/15/30
(c)
................ GBP 108 107,417
4.50%, 08/15/30
(b)
................ USD 843 721,906
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 20,600 15,597,434
6.13%, 03/01/28 ................. 7,725 4,938,371
154,139,685
Electric Utilities — 1.0%
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 55,102
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(c)
............... 1,831 1,579,256
Alabama Power Co.
3.94%, 09/01/32 ................. 590 558,298
4.15%, 08/15/44 ................. 300 260,187
3.13%, 07/15/51 ................. 55 39,206
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 200 175,581
3.20%, 09/15/49 ................. 525 391,186
2.90%, 06/15/50 ................. 105 73,074
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 285 254,509
Series K2, 6.95%, 03/15/33 ......... 100 117,620
4.95%, 04/01/33 ................. 595 610,138
Commonwealth Edison Co., Series 133, 3.85%,
03/15/52 ..................... 500 414,697
DTE Electric Co., Series B, 3.65%, 03/01/52 100 80,657
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 1,205 1,056,920
6.05%, 04/15/38 ................. 100 110,594
3.70%, 12/01/47 ................. 600 486,024
3.20%, 08/15/49 ................. 1,202 894,234
3.55%, 03/15/52 ................. 200 158,300
Duke Energy Corp.
5.00%, 12/08/25 ................. 1,055 1,061,830
2.45%, 06/01/30 ................. 425 365,207
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25%,
01/15/82
(a)
................... 18,465 13,941,075
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,225 1,974,558
1.75%, 06/15/30 ................. 255 212,267

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.40%, 06/15/38 ................. USD 230 $ 262,042
3.85%, 11/15/42 ................. 320 271,995
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,868 2,714,843
4.10%, 05/15/42 ................. 100 87,775
5.35%, 03/15/53 ................. 856 890,529
Edison International
6.95%, 11/15/29 ................. 755 820,063
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13%,
06/15/53
(a)
................... 3,200 3,292,000
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 1.84%),
1.70%, 07/20/80 ............... EUR 500 500,453
(5-Year EUR Swap Annual + 2.38%),
1.88%, 08/02/81 ............... 1,000 961,408
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83 ............... 300 325,611
Emera US Finance LP, 0.83%, 06/15/24 ... USD 975 923,694
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 1,890 1,689,455
Enel SpA, (5-Year EUR Swap Annual + 3.49%),
6.38%
(a)(c)(k)
................... EUR 500 555,082
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
. USD 1,910 1,564,768
Eversource Energy
2.80%, 05/01/23 ................. 690 690,000
4.60%, 07/01/27 ................. 365 365,108
5.45%, 03/01/28 ................. 880 912,634
Exelon Corp.
3.95%, 06/15/25 ................. 595 583,508
4.05%, 04/15/30 ................. 300 287,985
4.70%, 04/15/50 ................. 250 227,636
FirstEnergy Corp.
(d)
Series B, 4.15%, 07/15/27 .......... 1,500 1,458,750
Series C, 5.10%, 07/15/47 .......... 149 137,494
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 1,235 1,216,181
5.45%, 07/15/44 ................. 2,743 2,673,415
4.55%, 04/01/49 ................. 872 755,696
Florida Power & Light Co.
5.65%, 02/01/37 ................. 500 540,007
3.70%, 12/01/47 ................. 365 307,903
3.15%, 10/01/49 ................. 465 350,887
2.88%, 12/04/51 ................. 218 155,487
Georgia Power Co., 4.70%, 05/15/32 ..... 1,640 1,636,093
Interstate Power & Light Co.
3.25%, 12/01/24 ................. 300 291,690
3.10%, 11/30/51 ................. 100 68,380
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 3,114 2,987,105
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 1,025 987,608
4.25%, 07/15/49 ................. 1,175 1,058,461
Minejesa Capital BV, 4.63%, 08/10/30
(c)
... 400 352,750
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
.................... 4,260 3,688,478
Naturgy Finance BV
(a)(c)(k)
(9-Year EUR Swap Annual + 3.08%), 3.38% EUR 200 212,911
(5-Year EUR Swap Annual + 2.44%), 2.37% 900 861,897
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 ................. USD 370 376,152
3.55%, 05/01/27 ................. 215 207,512
1.90%, 06/15/28 ................. 700 617,067
2.25%, 06/01/30 ................. 400 339,531
2.44%, 01/15/32 ................. 184 152,776
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
................... USD 27,037 $ 22,432,182
Northern States Power Co.
2.90%, 03/01/50 ................. 350 250,616
2.60%, 06/01/51 ................. 360 243,860
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 800 694,698
5.75%, 01/15/28 ................. 460 448,524
5.25%, 06/15/29
(b)
................ 211 194,628
7.00%, 03/15/33
(b)
................ 1,180 1,224,274
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 1,200 961,873
4.15%, 04/01/48 ................. 140 120,870
4.00%, 06/01/49 ................. 975 815,115
Series R, 2.90%, 10/01/51 .......... 55 37,744
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 ................. 530 445,233
3.80%, 09/30/47 ................. 345 287,222
4.60%, 06/01/52 ................. 600 562,894
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 1,460 1,394,029
3.30%, 12/01/27 ................. 1,065 967,879
2.50%, 02/01/31 ................. 570 461,890
4.45%, 04/15/42 ................. 475 371,839
4.00%, 12/01/46 ................. 258 183,110
4.95%, 07/01/50 ................. 1,540 1,253,016
3.50%, 08/01/50 ................. 815 531,186
5.25%, 03/01/52 ................. 470 394,780
6.70%, 04/01/53 ................. 560 570,771
PacifiCorp
2.90%, 06/15/52 ................. 620 432,380
5.35%, 12/01/53 ................. 1,010 1,051,522
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,562 2,383,495
PECO Energy Co.
2.85%, 09/15/51 ................. 130 89,314
4.60%, 05/15/52 ................. 200 190,828
4.38%, 08/15/52 ................. 476 438,067
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 21,556
Progress Energy, Inc.
7.00%, 10/30/31 ................. 100 112,330
6.00%, 12/01/39 ................. 350 362,684
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 ......... 600 448,228
Series 36, 2.70%, 01/15/51 ......... 100 67,392
Series 39, 4.50%, 06/01/52 ......... 100 93,058
Public Service Electric & Gas Co.
4.90%, 12/15/32 ................. 1,545 1,592,308
4.65%, 03/15/33 ................. 1,315 1,330,706
5.80%, 05/01/37 ................. 100 108,821
2.05%, 08/01/50 ................. 80 47,496
3.00%, 03/01/51 ................. 657 473,522
Southern California Edison Co.
1.10%, 04/01/24 ................. 600 576,303
Series D, 4.70%, 06/01/27 .......... 465 468,085
5.95%, 11/01/32 ................. 700 761,449
4.00%, 04/01/47 ................. 725 599,201
Series B, 4.88%, 03/01/49 .......... 70 65,691
3.65%, 02/01/50 ................. 700 544,613
Series 20A, 2.95%, 02/01/51 ........ 240 162,681
Series H, 3.65%, 06/01/51 .......... 435 337,760
3.45%, 02/01/52 ................. 200 147,866
Series E, 5.45%, 06/01/52 .......... 490 495,748
5.70%, 03/01/53 ................. 435 455,337

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southern Co. (The), 4.48%, 08/01/24
(d)
.... USD 1,325 $ 1,310,207
Tampa Electric Co.
4.35%, 05/15/44 ................. 100 87,002
4.45%, 06/15/49 ................. 475 410,028
3.45%, 03/15/51 ................. 135 99,535
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... 460 499,881
6.35%, 11/30/37 ................. 300 335,825
4.45%, 02/15/44 ................. 300 267,900
4.60%, 12/01/48 ................. 595 537,534
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 2,250 2,200,094
5.50%, 09/01/26 ................. 302 295,912
5.63%, 02/15/27 ................. 1,344 1,310,800
5.00%, 07/31/27 ................. 140 133,044
4.38%, 05/01/29 ................. 1,734 1,550,297
Wisconsin Electric Power Co., 2.05%, 12/15/24 400 383,499
122,359,572
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(c)
.................... EUR 588 509,425
Nexans SA, 5.50%, 04/05/28
(c)
......... 500 560,647
Regal Rexnord Corp.
(b)
6.05%, 02/15/26 ................. USD 725 735,234
6.05%, 04/15/28 ................. 3,077 3,106,219
6.30%, 02/15/30 ................. 1,670 1,701,415
6.40%, 04/15/33 ................. 1,149 1,171,734
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. 2,963 2,917,339
4.00%, 04/15/29 ................. 2,040 1,843,528
5.88%, 09/01/30 ................. 735 721,762
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 4,614 4,164,988
17,432,291
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, 3.25%, 02/15/29 .......... 2,110 1,824,357
Coherent Corp., 5.00%, 12/15/29
(b)
...... 3,010 2,709,391
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 529 481,853
3.75%, 02/15/31 ................. 447 388,328
5,403,929
Energy Equipment & Services — 0.4%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 2,927 2,875,957
6.25%, 04/01/28 ................. 4,004 3,843,600
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 1,969 1,961,912
Halliburton Co.
3.80%, 11/15/25 ................. 187 183,553
2.92%, 03/01/30 ................. 650 582,261
5.00%, 11/15/45 ................. 275 252,353
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 1,570 1,479,843
7.50%, 01/15/28 ................. 2,635 2,397,800
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 5,619 5,485,043
7.38%, 05/15/27
(b)
................ 3,689 3,578,330
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 1,903 1,948,710
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 461 422,967
Tervita Corp., 11.00%, 12/01/25
(b)
....... 993 1,058,353
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 1,298 1,322,961
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 1,619 1,493,333
11.50%, 01/30/27 ................ 1,164 1,191,331
8.75%, 02/15/30 ................. 6,238 6,294,080
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
USA Compression Partners LP
6.88%, 04/01/26 ................. USD 3,952 $ 3,909,315
6.88%, 09/01/27 ................. 2,454 2,388,209
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 3,215 3,216,382
Vallourec SA, 8.50%, 06/30/26
(c)
........ EUR 717 787,100
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ USD 54 55,612
6.50%, 09/15/28 ................. 1,749 1,749,000
8.63%, 04/30/30 ................. 2,689 2,739,070
51,217,075
Entertainment — 0.2%
Banijay Group SAS, 6.50%, 03/01/26
(c)
.... EUR 900 964,747
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 1,681 1,224,592
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 650,743
5.63%, 03/15/26 ................. 100 97,297
6.50%, 05/15/27 ................. 8,735 8,833,496
4.75%, 10/15/27 ................. 2,302 2,131,997
Netflix, Inc.
4.88%, 04/15/28 ................. 2,045 2,057,751
4.88%, 06/15/30
(b)
................ 1,210 1,201,754
Odeon Finco plc, 12.75%, 11/01/27
(b)
..... 488 464,820
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 543 638,741
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 USD 85 76,858
Walt Disney Co. (The)
6.40%, 12/15/35 ................. 375 433,309
3.50%, 05/13/40 ................. 753 640,238
Warnermedia Holdings, Inc.
6.41%, 03/15/26 ................. 530 534,571
4.28%, 03/15/32
(b)
................ 125 111,020
5.14%, 03/15/52
(b)
................ 4,229 3,379,214
5.39%, 03/15/62
(b)
................ 2,220 1,782,477
25,223,625
Financial Services — 0.5%
Block, Inc.
2.75%, 06/01/26 ................. 2,742 2,481,543
3.50%, 06/01/31 ................. 7,458 6,075,998
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 1,565 1,549,820
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................ 195 137,231
Fiserv, Inc.
3.50%, 07/01/29 ................. 10 9,315
2.65%, 06/01/30 ................. 755 658,054
4.40%, 07/01/49 ................. 225 191,493
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. EUR 1,274 1,063,315
7.75%, 11/01/25 ................. GBP 381 359,270
Global Payments, Inc.
1.20%, 03/01/26 ................. USD 955 856,247
2.15%, 01/15/27 ................. 800 717,615
3.20%, 08/15/29 ................. 2,986 2,640,952
2.90%, 05/15/30 ................. 590 505,647
5.40%, 08/15/32 ................. 2,949 2,916,732
4.15%, 08/15/49 ................. 305 228,332
5.95%, 08/15/52 ................. 1,478 1,434,576
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 1,307 1,104,415
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 2,783 2,340,083
Jerrold Finco plc, 5.25%, 01/15/27
(c)
..... GBP 400 428,411
Mastercard, Inc.
3.35%, 03/26/30 ................. USD 345 328,442
3.85%, 03/26/50 ................. 160 141,732
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,129,567

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. USD 1,020 $ 966,450
5.13%, 12/15/30 ................. 670 548,797
5.75%, 11/15/31 ................. 1,240 1,031,362
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88% ... GBP 3,534 4,109,585
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ... 2,650 2,814,178
Nexi SpA, 0.00%, 02/24/28
(c)(m)(n)
........ EUR 1,800 1,493,834
NTT Finance Corp.
(b)
4.14%, 07/26/24 ................. USD 355 351,855
1.16%, 04/03/26 ................. 2,245 2,045,369
Nykredit Realkredit A/S, (5-Year EUR Swap
Annual + 4.57%), 4.13%
(a)(c)(k)
........ EUR 600 589,829
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ USD 258 135,450
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 955 899,815
4.40%, 06/01/32 ................. 380 372,943
3.25%, 06/01/50 ................. 155 111,956
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 6,614 5,887,061
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 1,924 1,774,890
7.38%, 09/01/25 ................. 1,135 1,008,731
11.25%, 12/15/27 ................ 1,097 963,989
Shell International Finance BV
2.38%, 11/07/29 ................. 20 17,882
4.38%, 05/11/45 ................. 10 9,297
3.00%, 11/26/51 ................. 130 94,127
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 2,914 2,740,158
Siemens Financieringsmaatschappij NV,
2.88%, 03/11/41
(b)
............... 1,725 1,342,814
Stena International SA, 7.25%, 02/15/28
(c)
.. EUR 375 417,361
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. USD 12,882 13,000,888
70,027,411
Food Products — 0.2%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 6,766 6,632,777
4.63%, 11/15/28 ................. 6,645 6,097,114
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 2,983 2,950,976
General Mills, Inc.
4.95%, 03/29/33 ................. 880 896,286
3.00%, 02/01/51 ................. 46 33,355
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 939 781,970
Knight Castle Investments Ltd., 7.99%,
01/23/24
(c)(e)(l)
.................. 231 161,700
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................. 400 390,517
4.38%, 06/01/46 ................. 1,254 1,097,380
4.88%, 10/01/49 ................. 1,716 1,591,694
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,376 1,349,808
4.13%, 01/31/30 ................. 2,679 2,453,514
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 522,848
5.63%, 01/15/28 ................. 413 403,541
5.50%, 12/15/29 ................. 124 117,941
4.63%, 04/15/30 ................. 129 116,515
4.50%, 09/15/31 ................. 186 162,764
Premier Foods Finance plc, 3.50%, 10/15/26
(c)
GBP 569 647,157
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 1,634 1,350,093
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 850 933,103
28,691,053
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
Atmos Energy Corp.
2.63%, 09/15/29 ................. USD 100 $ 90,766
4.13%, 10/15/44 ................. 100 87,470
2.85%, 02/15/52 ................. 305 209,030
China Oil & Gas Group Ltd., 4.70%, 06/30/26
(c)
900 754,763
Piedmont Natural Gas Co., Inc., 5.05%,
05/15/52 ..................... 100 94,459
Promigas SA ESP
3.75%, 10/16/29
(b)
................ 2,312 1,875,321
3.75%, 10/16/29
(c)
................ 1,344 1,090,152
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 619 542,027
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 1,199 1,037,125
5,781,113
Ground Transportation — 0.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
USD 1,639 1,493,957
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................. EUR 756 695,585
6.13%, 11/30/28 ................. GBP 800 840,112
Burlington Northern Santa Fe LLC
6.15%, 05/01/37 ................. USD 185 210,773
5.75%, 05/01/40 ................. 300 323,783
5.15%, 09/01/43 ................. 100 102,147
4.90%, 04/01/44 ................. 995 980,713
4.15%, 04/01/45 ................. 100 89,275
4.70%, 09/01/45 ................. 200 192,125
4.05%, 06/15/48 ................. 100 87,968
3.55%, 02/15/50 ................. 105 84,979
2.88%, 06/15/52 ................. 305 214,249
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 740 710,099
Canadian Pacific Railway Co.
4.80%, 08/01/45 ................. 200 195,162
3.10%, 12/02/51 ................. 515 369,031
CSX Corp.
3.25%, 06/01/27 ................. 600 575,177
4.25%, 03/15/29 ................. 200 198,368
4.10%, 11/15/32 ................. 90 87,254
4.30%, 03/01/48 ................. 430 381,474
4.75%, 11/15/48 ................. 165 156,009
DAE Funding LLC
(c)
1.55%, 08/01/24 ................. 1,648 1,557,669
2.63%, 03/20/25 ................. 829 783,637
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 698 719,304
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 958 862,832
5.00%, 12/01/29 ................. 839 686,403
Loxam SAS
(c)
3.75%, 07/15/26 ................. EUR 673 696,695
4.50%, 02/15/27 ................. 703 732,108
5.75%, 07/15/27 ................. 200 193,904
National Express Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
4.14%), 4.25%
(a)(c)(k)
.............. GBP 600 661,679
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,283,952
Norfolk Southern Corp.
3.80%, 08/01/28 ................. 200 194,660
4.45%, 03/01/33 ................. 870 858,406
3.94%, 11/01/47 ................. 100 82,575
4.15%, 02/28/48 ................. 750 635,634
3.05%, 05/15/50 ................. 610 427,856
4.05%, 08/15/52 ................. 100 83,881
3.70%, 03/15/53 ................. 545 425,155
3.16%, 05/15/55 ................. 150 102,695

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. USD 3,115 $ 3,021,512
4.20%, 04/01/27 ................. 340 326,011
5.88%, 11/15/27 ................. 1,205 1,226,395
Ryder System, Inc.
2.50%, 09/01/24 ................. 550 530,810
2.85%, 03/01/27 ................. 700 648,024
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 2,496 2,533,440
8.00%, 11/01/26 ................. 3,554 3,643,881
7.50%, 09/15/27 ................. 4,087 4,215,675
6.25%, 01/15/28 ................. 782 789,116
4.50%, 08/15/29 ................. 6,916 6,359,834
Union Pacific Corp.
2.89%, 04/06/36 ................. 200 166,635
3.55%, 08/15/39 ................. 3 2,581
4.05%, 03/01/46 ................. 25 21,554
3.25%, 02/05/50 ................. 300 229,007
3.50%, 02/14/53 ................. 515 408,633
3.95%, 08/15/59 ................. 1,005 830,328
3.84%, 03/20/60 ................. 411 334,374
3.80%, 04/06/71 ................. 100 78,150
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 1,546 1,538,335
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 647 663,165
46,544,745
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. 500 498,371
4.75%, 11/30/36 ................. 845 876,810
6.15%, 11/30/37 ................. 240 277,523
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 2,133 1,995,156
3.88%, 11/01/29 ................. 1,465 1,290,462
Baxter International, Inc., 2.54%, 02/01/32 . 1,300 1,070,601
Becton Dickinson & Co.
3.73%, 12/15/24 ................. 158 154,880
3.70%, 06/06/27 ................. 1,575 1,525,920
Embecta Corp., 6.75%, 02/15/30
(b)
...... 617 559,009
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 1,738 1,868,351
GE HealthCare Technologies, Inc., 5.55%,
11/15/24
(b)
.................... 1,375 1,380,851
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 2,519 2,204,007
5.25%, 10/01/29 ................. 9,357 8,093,460
Medtronic Global Holdings SCA
4.25%, 03/30/28 ................. 830 832,875
4.50%, 03/30/33 ................. 955 963,898
Teleflex, Inc., 4.63%, 11/15/27 ......... 172 165,550
23,757,724
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
705 680,538
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 449 396,296
5.13%, 03/01/30 ................. 204 168,810
Aetna, Inc.
4.75%, 03/15/44 ................. 550 500,447
3.88%, 08/15/47 ................. 326 257,737
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 2,274,600
Banner Health
2.91%, 01/01/42 ................. 100 75,676
2.91%, 01/01/51 ................. 100 69,381
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 571 305,665
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Centene Corp.
2.45%, 07/15/28 ................. USD 1,190 $ 1,034,143
3.00%, 10/15/30 ................. 3,581 3,051,871
2.50%, 03/01/31 ................. 3,360 2,738,058
2.63%, 08/01/31 ................. 738 604,319
Cigna Group (The), 4.13%, 11/15/25 ..... 400 394,890
CommonSpirit Health
3.35%, 10/01/29 ................. 500 451,988
2.78%, 10/01/30 ................. 225 193,375
3.82%, 10/01/49 ................. 300 238,726
3.91%, 10/01/50 ................. 440 349,122
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 1,857 1,713,586
6.00%, 01/15/29 ................. 4,642 4,113,972
5.25%, 05/15/30 ................. 3,244 2,703,757
4.75%, 02/15/31 ................. 1,887 1,522,316
CVS Health Corp.
5.00%, 02/20/26 ................. 1,545 1,563,146
1.30%, 08/21/27 ................. 160 140,291
1.88%, 02/28/31 ................. 335 272,845
5.13%, 07/20/45 ................. 1,450 1,371,833
5.05%, 03/25/48 ................. 160 149,364
Elevance Health, Inc.
2.38%, 01/15/25 ................. 105 100,978
5.50%, 10/15/32 ................. 910 961,143
6.38%, 06/15/37 ................. 500 560,209
4.65%, 01/15/43 ................. 250 235,106
3.70%, 09/15/49 ................. 625 497,131
4.55%, 05/15/52 ................. 400 362,951
6.10%, 10/15/52 ................. 70 78,078
Encompass Health Corp.
4.50%, 02/01/28 ................. 116 109,371
4.75%, 02/01/30 ................. 3,121 2,878,115
4.63%, 04/01/31 ................. 1,793 1,607,814
HCA, Inc.
5.38%, 09/01/26 ................. 1,170 1,178,451
3.50%, 09/01/30 ................. 210 189,019
5.25%, 06/15/49 ................. 30 27,168
3.50%, 07/15/51 ................. 960 670,082
4.63%, 03/15/52
(b)
................ 728 603,850
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 3,826 3,421,209
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ..................... 500 416,076
Humana, Inc., 2.15%, 02/03/32 ........ 255 206,764
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 223,732
Korian SA
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 4.13%
(a)(c)(k)
GBP 1,100 1,078,988
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. USD 2,093 2,013,639
4.38%, 02/15/27 ................. 1,965 1,671,841
Memorial Health Services, 3.45%, 11/01/49 . 495 381,970
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 830 793,082
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 1,953 1,830,377
3.88%, 11/15/30 ................. 829 731,288
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ........ 265 212,031
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ..................... 195 184,086
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 1,735 1,560,010
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 111 92,309
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 580 455,085

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. USD 1,950 $ 1,947,563
10.00%, 04/15/27 ................ 2,252 2,308,285
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 870 735,769
Series 20A, 3.36%, 08/15/50 ........ 244 177,527
Tenet Healthcare Corp.
4.63%, 09/01/24 ................. 460 457,125
4.88%, 01/01/26 ................. 4,787 4,714,505
6.25%, 02/01/27 ................. 2,322 2,310,479
5.13%, 11/01/27 ................. 1,149 1,114,847
4.63%, 06/15/28 ................. 234 221,746
6.13%, 10/01/28 ................. 986 956,625
4.38%, 01/15/30 ................. 756 694,650
6.13%, 06/15/30
(b)
................ 2,586 2,557,843
UnitedHealth Group, Inc.
4.50%, 04/15/33 ................. 1,175 1,176,241
6.88%, 02/15/38 ................. 1,180 1,434,434
3.50%, 08/15/39 ................. 775 664,369
2.75%, 05/15/40 ................. 345 264,875
4.63%, 11/15/41 ................. 115 111,310
4.75%, 07/15/45 ................. 440 429,638
4.25%, 06/15/48 ................. 510 461,856
3.70%, 08/15/49 ................. 400 328,947
2.90%, 05/15/50 ................. 185 132,119
3.25%, 05/15/51 ................. 180 136,698
5.88%, 02/15/53 ................. 650 734,066
6.05%, 02/15/63 ................. 415 477,217
77,217,439
Health Care REITs — 0.1%
Healthpeak OP LLC
3.00%, 01/15/30 ................. 458 404,406
2.88%, 01/15/31 ................. 75 64,962
5.25%, 12/15/32 ................. 545 549,945
MPT Operating Partnership LP
3.33%, 03/24/25 ................. EUR 383 363,619
5.25%, 08/01/26 ................. USD 1,055 939,525
0.99%, 10/15/26 ................. EUR 263 205,671
4.63%, 08/01/29 ................. USD 2,981 2,256,684
3.50%, 03/15/31 ................. 5,821 3,978,843
Ventas Realty LP, 3.00%, 01/15/30 ...... 680 589,984
9,353,639
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 10/15/26
(b)
......... 1,065 1,046,205
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 3,052 2,868,880
4.50%, 02/15/29
(b)
................ 1,283 1,155,277
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 847 782,730
4,806,887
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 957 958,916
3.88%, 01/15/28 ................. 315 295,450
4.38%, 01/15/28 ................. 1,015 948,857
4.00%, 10/15/30 ................. 676 590,136
Accor SA
(c)
(5-Year EUR Swap Annual + 4.56%),
4.38%
(a)(k)
.................... EUR 600 641,306
0.70%, 12/07/27
(m)
............... 319 162,171
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(b)
................ USD 1,000 1,007,600
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.25%, 04/30/30
(c)
................ EUR 678 $ 753,298
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 774 746,975
4.75%, 06/15/31
(b)
................ 719 658,300
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 2,962 2,682,991
Burger King France SAS, (3-mo. EURIBOR at
4.75% Floor + 4.75%), 7.23%, 11/01/26
(a)(c)
EUR 225 246,068
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 6,486 6,493,916
8.13%, 07/01/27 ................. 6,543 6,675,509
4.63%, 10/15/29 ................. 5,396 4,733,885
7.00%, 02/15/30 ................. 8,451 8,526,425
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 2,453 2,473,200
Carnival Corp.
10.13%, 02/01/26
(c)
............... EUR 1,888 2,168,284
10.50%, 02/01/26
(b)
............... USD 2,078 2,169,276
7.63%, 03/01/26
(c)
................ EUR 636 624,537
5.75%, 03/01/27
(b)
................ USD 5,261 4,329,800
9.88%, 08/01/27
(b)
................ 3,224 3,305,348
4.00%, 08/01/28
(b)
................ 3,571 3,095,501
6.00%, 05/01/29
(b)
................ 3,798 2,981,046
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 11,794 12,679,541
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 666 651,015
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 4,124 3,976,469
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 3,134 3,124,682
6.50%, 10/01/28 ................. 435 429,799
Champion Path Holdings Ltd., 4.85%,
01/27/28
(c)
.................... 1,661 1,378,422
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 2,577 2,513,987
4.75%, 01/15/28 ................. 1,121 1,061,582
6.75%, 05/01/31 ................. 2,277 2,291,914
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 933 999,801
(3-mo. EURIBOR at 3.63% Floor + 3.63%),
6.27%, 09/30/25
(a)
.............. 152 164,131
4.50%, 03/15/27 ................. 274 264,512
Codere Finance 2 Luxembourg SA
(j)
11.00%, (11.00% Cash or 11.00% PIK),
09/30/26
(c)(d)
.................. 1,144 1,068,304
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(c)
.................. 282 91,054
13.63%, (13.63% Cash or 13.63% PIK),
11/30/27
(a)(b)
.................. USD 135 51,614
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ................. GBP 619 732,575
4.50%, 08/28/27 ................. 200 210,506
Elior Group SA, 3.75%, 07/15/26
(c)
...... EUR 405 387,153
Expedia Group, Inc., 6.25%, 05/01/25
(b)
... USD 308 311,616
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 1,458 1,276,581
6.75%, 01/15/30 ................. 525 425,298
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 816 840,427
Fortune Star BVI Ltd., 6.75%, 07/02/23
(c)
... USD 2,953 2,864,410
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. 474 472,546
5.75%, 05/01/28 ................. 2,323 2,317,377
3.75%, 05/01/29 ................. 172 155,033
4.00%, 05/01/31 ................. 1,134 1,002,994
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,159,061

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 1,014 $ 1,052,770
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. USD 2,524 2,464,768
8.00%, 04/15/26 ................. 1,972 1,960,869
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 1,443 1,447,166
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,752 2,586,927
Lottomatica SpA
(c)
5.13%, 07/15/25 ................. EUR 380 422,113
6.25%, 07/15/25 ................. 1,139 1,267,615
9.75%, 09/30/27 ................. 669 789,459
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 1,336 1,055,440
Melco Resorts Finance Ltd.
4.88%, 06/06/25
(b)
................ 1,200 1,128,225
4.88%, 06/06/25
(c)
................ 1,200 1,128,225
5.25%, 04/26/26
(c)
................ 750 689,062
5.63%, 07/17/27
(c)
................ 880 785,015
5.75%, 07/21/28
(b)
................ 400 349,000
5.75%, 07/21/28
(c)
................ 1,000 872,500
5.38%, 12/04/29
(b)
................ 2,846 2,354,709
5.38%, 12/04/29
(c)
................ 1,631 1,349,449
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
1,959 1,861,050
MGM China Holdings Ltd.
5.38%, 05/15/24
(c)
................ 500 489,938
5.25%, 06/18/25
(c)
................ 4,116 3,913,544
4.75%, 02/01/27
(b)
................ 440 398,007
4.75%, 02/01/27
(c)
................ 250 226,141
MGM Resorts International, 5.75%, 06/15/25 261 260,319
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c)(j)
........... EUR 150 149,170
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,935 1,731,825
Motion Bondco DAC, 6.63%, 11/15/27
(b)
... 784 709,654
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,131 1,835,574
8.38%, 02/01/28 ................. 987 992,904
7.75%, 02/15/29 ................. 342 289,585
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 876,945
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 507,705
5.88%, 09/01/31 ................. 888 628,260
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,403,435
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 1,697 1,800,943
4.25%, 07/01/26 ................. 700 626,561
5.50%, 08/31/26 ................. 1,057 968,972
5.38%, 07/15/27 ................. 1,316 1,168,347
11.63%, 08/15/27 ................ 871 926,557
5.50%, 04/01/28 ................. 1,408 1,241,568
8.25%, 01/15/29 ................. 1,461 1,534,781
9.25%, 01/15/29 ................. 3,598 3,838,256
7.25%, 01/15/30 ................. 1,195 1,198,360
Sands China Ltd.
(d)
4.30%, 01/08/26 ................. 1,700 1,594,600
2.80%, 03/08/27 ................. 2,000 1,736,000
4.88%, 06/18/30 ................. 1,500 1,358,250
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 1,982 2,026,595
7.25%, 11/15/29 ................. 475 475,000
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 2,212 2,167,152
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 857,828
4.63%, 12/01/31 ................. 1,835 1,571,284
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 313 $ 355,993
8.25%, 07/31/25 ................. 699 805,092
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
.... USD 250 237,000
Studio City Finance Ltd.
6.00%, 07/15/25
(c)
................ 800 731,000
5.00%, 01/15/29
(b)
................ 2,820 2,209,470
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 954 961,155
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 963 813,907
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 1,844 1,714,533
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 2,157,776
Wynn Macau Ltd.
5.50%, 01/15/26
(c)
................ 4,974 4,607,167
5.63%, 08/26/28
(b)
................ 3,000 2,608,125
5.63%, 08/26/28
(c)
................ 450 391,219
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 3,972 3,657,214
7.13%, 02/15/31 ................. 1,783 1,826,350
186,315,622
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 637,940
4.63%, 04/01/30 ................. 1,114 923,094
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,251,483
4.88%, 02/15/30 ................. 3,081 2,403,180
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,461,387
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 1,758 1,727,235
KB Home, 7.25%, 07/15/30 ........... 516 530,368
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 1,141,721
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 583,100
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
2,493 1,520,730
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 58 57,832
5.13%, 08/01/30 ................. 61 57,200
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,824 1,595,535
3.88%, 10/15/31 ................. 567 470,076
Tri Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,824,000
5.70%, 06/15/28 ................. 343 336,569
17,521,450
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 1,436 1,359,779
4.13%, 10/15/30 ................. 1,317 1,128,801
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,630 1,399,762
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 143,895
5.50%, 07/15/30 ................. 446 410,840
4,443,077
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38%, 01/15/26 ................. 1,645 1,491,109
2.45%, 01/15/31 ................. 960 787,901
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 2,016 1,862,197
4.63%, 02/01/29 ................. 200 173,837
5.00%, 02/01/31 ................. 128 107,837

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... USD 2,183 $ 2,068,773
Colbun SA, 3.15%, 01/19/32
(b)
......... 3,740 3,173,857
Talen Energy Supply, LLC, 8.63%, 01/06/30 . 786 786,000
TransAlta Corp., 7.75%, 11/15/29 ....... 824 865,266
11,316,777
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 753 727,727
Industrial REITs — 0.0%
Prologis LP
2.13%, 04/15/27 ................. 100 91,913
2.88%, 11/15/29 ................. 100 89,980
2.25%, 04/15/30 ................. 600 516,835
3.05%, 03/01/50 ................. 120 84,022
782,750
Insurance — 1.0%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 1,576 1,303,635
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 7,056 6,460,098
6.75%, 10/15/27 ................. 14,828 13,841,842
6.75%, 04/15/28 ................. 3,875 3,870,104
5.88%, 11/01/29 ................. 8,603 7,421,327
Allianz SE
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 3.50% 22,800 18,608,744
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 3.20% 9,400 6,831,382
Allstate Corp. (The), Series B, (3-mo. LIBOR
USD + 2.94%), 5.75%, 08/15/53
(a)
..... 2,800 2,725,693
American International Group, Inc.
4.80%, 07/10/45 ................. 455 413,459
4.38%, 06/30/50 ................. 200 171,275
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 2,933 2,661,453
Aon Corp.
3.75%, 05/02/29 ................. 550 527,215
2.80%, 05/15/30 ................. 100 88,023
2.05%, 08/23/31 ................. 300 243,853
2.60%, 12/02/31 ................. 1,365 1,153,728
5.35%, 02/28/33 ................. 515 532,727
Aon Global Ltd., 4.60%, 06/14/44 ....... 365 326,068
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(j)
......... 406 362,464
Asahi Mutual Life Insurance Co., (5-Year USD
Swap Semi + 4.59%), 6.50%
(a)(c)(k)
..... 2,700 2,673,000
Aviva plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(k)
GBP 3,375 3,706,106
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... USD 10 8,525
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(k)
................... GBP 1,500 1,210,967
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... 1,336 1,516,153
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 2,161 2,112,421
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 75 49,586
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 6,302 6,273,951
5.63%, 12/01/29 ................. 605 538,450
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 2,052 2,076,357
10.50%, 12/15/30 ................ 2,044 2,074,660
Security
Par (000)
Par (000) Value
Insurance (continued)
Just Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(k)
................... GBP 550 $ 453,608
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(k)
.............. 2,175 2,190,162
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13%,
12/15/51
(b)
................... USD 4,925 3,970,782
(5-Year EUR Swap Annual + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 3,928 3,972,220
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 ................. USD 665 652,819
4.38%, 03/15/29 ................. 1,175 1,167,725
2.38%, 12/15/31 ................. 160 133,789
NFP Corp.
(b)
4.88%, 08/15/28 ................. 6,507 5,922,866
6.88%, 08/15/28 ................. 13,059 11,392,369
7.50%, 10/01/30 ................. 871 853,709
Progressive Corp. (The)
3.00%, 03/15/32 ................. 290 260,925
6.25%, 12/01/32 ................. 200 225,313
QBE Insurance Group Ltd., (10-Year USD
Swap Rate + 4.40%), 5.88%, 06/17/46
(a)(c)
677 647,617
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
1,261 1,130,171
Travelers Cos., Inc. (The)
4.00%, 05/30/47 ................. 240 206,877
2.55%, 04/27/50 ................. 25 16,527
122,980,745
Interactive Media & Services — 0.0%
Alphabet, Inc., 1.90%, 08/15/40 ........ 340 239,494
Meta Platforms, Inc., 3.85%, 08/15/32 .... 1,275 1,203,577
1,443,071
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 4,676 3,709,471
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 829,990
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,124,100
Atos SE
(c)
0.00%, 11/06/24
(m)(n)
.............. EUR 1,200 1,164,413
1.75%, 05/07/25 ................. 500 484,836
2.50%, 11/07/28 ................. 700 570,784
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. USD 1,003 919,028
4.00%, 07/01/29 ................. 1,892 1,715,245
CA Magnum Holdings
5.38%, 10/31/26
(b)
................ 4,407 3,863,837
5.38%, 10/31/26
(c)
................ 1,800 1,578,150
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 3,067 2,559,833
5.63%, 09/15/28 ................. 1,358 991,958
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 799 750,879
International Business Machines Corp.
4.15%, 05/15/39 ................. 300 266,214
4.25%, 05/15/49 ................. 100 86,353
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 1,842 1,541,367
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 3,426 2,972,055
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 281 266,128
Twilio, Inc.
3.63%, 03/15/29 ................. 2,491 2,126,691
3.88%, 03/15/31 ................. 3,553 2,969,171
United Group BV
(c)
4.88%, 07/01/24 ................. EUR 480 524,284

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
IT Services (continued)
(3-mo. EURIBOR + 3.25%), 5.90%,
02/15/26
(a)
................... EUR 501 $ 507,680
4.00%, 11/15/27 ................. 376 325,122
4.63%, 08/15/28 ................. 142 120,091
31,967,680
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ USD 1,117 1,008,152
6.20%, 10/01/40 ................. 875 824,631
5.45%, 11/01/41 ................. 1,769 1,572,619
3,405,402
Life Sciences Tools & Services — 0.0%
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27 100 94,862
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
............... 521 453,921
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
2,590 2,363,915
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 1,700 1,422,968
4.95%, 11/21/32 ................. 595 618,451
4,954,117
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 352,935
ATS Corp., 4.13%, 12/15/28
(b)
......... 814 728,823
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 4,056 4,177,680
9.50%, 01/01/31 ................. 703 744,301
Daimler Truck Finance North America LLC,
2.00%, 12/14/26
(b)
............... 820 742,860
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 547,820
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 1,802 1,514,599
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 2,542 2,313,220
IMA Industria Macchine Automatiche SpA,
3.75%, 01/15/28
(c)
............... EUR 790 757,214
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 533 481,345
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 877 517,430
Otis Worldwide Corp.
3.11%, 02/15/40 ................. 108 84,758
3.36%, 02/15/50 ................. 10 7,451
Parker-Hannifin Corp., 4.50%, 09/15/29 ... 845 838,084
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 1,348 1,452,208
Terex Corp., 5.00%, 05/15/29
(b)
........ USD 2,775 2,581,057
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 6,165 5,486,850
Titan International, Inc., 7.00%, 04/30/28 .. 371 331,670
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 360 329,763
7.63%, 07/15/28
(b)
................ USD 3,556 3,180,894
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
EUR 1,148 1,127,414
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 10,054 9,399,148
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 1,985,557
39,683,081
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
....... 1,212 1,199,568
Media — 1.0%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 1,303 1,353,371
3.00%, 01/15/28
(c)
................ 376 320,058
5.00%, 01/15/28
(b)
................ USD 3,203 2,593,475
4.25%, 08/15/29
(c)
................ EUR 471 402,221
5.75%, 08/15/29
(b)
................ USD 5,216 4,160,560
AMC Networks, Inc.
4.75%, 08/01/25 ................. 1,332 1,235,546
4.25%, 02/15/29 ................. 940 651,235
Security
Par (000)
Par (000) Value
Media (continued)
Block Communications, Inc., 4.88%, 03/01/28
(b)
USD 670 $ 576,786
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
.............. 665 543,970
4.00%, 11/15/30
(b)
................ 4,176 3,395,923
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 655 647,364
2.80%, 04/01/31 ................. 355 286,457
6.38%, 10/23/35 ................. 905 894,611
6.48%, 10/23/45 ................. 670 620,783
5.75%, 04/01/48 ................. 100 84,995
5.13%, 07/01/49 ................. 1,530 1,195,821
4.80%, 03/01/50 ................. 690 522,529
3.70%, 04/01/51 ................. 175 110,986
3.90%, 06/01/52 ................. 200 130,295
5.25%, 04/01/53 ................. 640 512,224
5.50%, 04/01/63 ................. 388 309,965
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,764 1,745,513
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 8,714 7,871,029
7.75%, 04/15/28 ................. 5,463 4,145,297
7.50%, 06/01/29 ................. 4,887 3,616,352
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 3,259 2,526,703
Comcast Corp.
2.35%, 01/15/27 ................. 300 280,301
4.15%, 10/15/28 ................. 862 854,954
2.65%, 02/01/30 ................. 2,350 2,103,867
1.95%, 01/15/31 ................. 220 184,135
5.50%, 11/15/32 ................. 205 219,705
4.60%, 10/15/38 ................. 1,600 1,545,764
4.00%, 08/15/47 ................. 240 202,425
2.80%, 01/15/51 ................. 1,705 1,151,064
2.89%, 11/01/51 ................. 1,238 846,037
CSC Holdings LLC
5.25%, 06/01/24 ................. 2,396 2,336,061
5.50%, 04/15/27
(b)
................ 1,664 1,422,732
11.25%, 05/15/28
(b)
............... 2,404 2,395,826
6.50%, 02/01/29
(b)
................ 1,734 1,447,774
4.13%, 12/01/30
(b)
................ 4,441 3,187,226
4.50%, 11/15/31
(b)
................ 4,392 3,076,832
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 3,215 2,821,387
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 3,391 2,590,155
5.75%, 12/01/28
(b)
................ 647 459,957
5.13%, 06/01/29 ................. 1,805 832,437
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 4,922 4,649,540
GCI LLC, 4.75%, 10/15/28
(b)
.......... 2,329 1,991,295
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 180 136,021
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 2,809 2,668,234
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 513,010
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 3,592 3,316,530
4.25%, 01/15/29 ................. 1,618 1,385,823
4.63%, 03/15/30 ................. 593 500,628
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 5,523 4,737,408
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 2,242 1,744,854
6.50%, 09/15/28 ................. 6,565 3,063,229
SES SA
(a)(c)(k)
(5-Year EUR Swap Annual + 5.40%), 5.63% EUR 800 863,697

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Media (continued)
(5-Year EUR Swap Annual + 3.19%), 2.88% EUR 1,298 $ 1,161,834
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 4,404 3,502,677
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 3,587 3,210,294
5.00%, 08/01/27 ................. 1,896 1,743,948
4.00%, 07/15/28 ................. 2,493 2,104,965
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,371,044
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... EUR 1,919 1,837,012
Summer BidCo BV
(c)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 1,131 984,679
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 371 323,847
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ USD 261 249,205
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... EUR 1,943 1,404,491
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 2,000 1,846,000
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 2,026 1,994,901
7.38%, 06/30/30 ................. 1,640 1,573,622
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
3,090 2,666,485
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 1,303 1,341,864
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 1,496 1,341,146
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,219 1,046,298
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
596 514,760
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. USD 783 742,846
5.13%, 02/28/30 ................. 1,134 921,435
Ziggo BV
2.88%, 01/15/30
(c)
................ EUR 830 732,713
4.88%, 01/15/30
(b)
................ USD 924 795,500
127,394,543
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(c)
.................... 3,359 3,342,835
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 2,487 2,180,477
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,250,576
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 961 955,436
6.13%, 02/15/28 ................. 2,574 2,540,340
ATI, Inc.
5.88%, 12/01/27 ................. 1,108 1,082,034
4.88%, 10/01/29 ................. 769 708,980
5.13%, 10/01/31 ................. 2,949 2,653,699
Barrick North America Finance LLC, 5.75%,
05/01/43 ..................... 30 31,711
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 41,764
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 10,656 10,568,245
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 226 224,022
7.63%, 03/15/30 ................. 1,528 1,562,848
Commercial Metals Co., 4.38%, 03/15/32 .. 1,403 1,213,519
Constellium SE
(b)
5.88%, 02/15/26 ................. 2,648 2,635,131
5.63%, 06/15/28 ................. 2,235 2,146,181
3.75%, 04/15/29 ................. 4,237 3,646,849
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,594 1,415,671
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.. 3,125 3,080,664
Freeport-McMoRan, Inc., 5.40%, 11/14/34 .. 475 468,337
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,821 1,383,163
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
JSW Steel Ltd., 5.95%, 04/18/24
(c)
...... USD 630 $ 622,440
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
. 3,973 3,148,483
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 3,848 3,709,203
Newmont Corp.
2.80%, 10/01/29 ................. 235 209,528
5.45%, 06/09/44 ................. 200 203,252
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 2,341 2,200,540
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 3,689 3,377,146
4.75%, 01/30/30 ................. 4,694 4,247,477
3.88%, 08/15/31 ................. 4,840 4,053,018
Nucor Corp.
3.95%, 05/23/25 ................. 720 710,544
2.00%, 06/01/25 ................. 205 193,531
2.98%, 12/15/55 ................. 75 49,956
Periama Holdings LLC, 5.95%, 04/19/26
(c)
.. 4,374 4,209,100
POSCO
(b)
5.63%, 01/17/26 ................. 1,032 1,047,351
5.75%, 01/17/28 ................. 1,116 1,158,408
5.88%, 01/17/33 ................. 299 322,173
Rio Tinto Finance USA plc, 5.00%, 03/09/33 1,625 1,678,360
Southern Copper Corp., 5.88%, 04/23/45 .. 150 156,403
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 95 90,009
5.00%, 12/15/26 ................. 700 702,238
1.65%, 10/15/27 ................. 535 466,015
3.25%, 10/15/50 ................. 410 282,454
Stillwater Mining Co., 4.00%, 11/16/26
(c)
... 3,420 3,067,954
Teck Resources Ltd.
5.20%, 03/01/42 ................. 44 40,872
5.40%, 02/01/43 ................. 34 32,359
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
............... 3,215 2,736,769
8.95%, 03/11/25
(c)
................ 2,627 1,858,602
8.95%, 03/11/25
(b)
................ 639 452,093
Vedanta Resources Ltd.
7.13%, 05/31/23
(c)
................ 1,040 1,012,245
85,171,005
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 258 242,520
4.25%, 02/01/27 ................. 1,275 1,086,938
4.75%, 06/15/29 ................. 1,068 845,055
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 217 215,375
4.38%, 01/15/27 ................. 862 743,242
3,133,130
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC
(b)
4.38%, 01/24/29 ................. 1,080 1,085,400
4.70%, 04/24/33 ................. 728 739,830
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 ................. 825 818,152
3.70%, 07/15/30 ................. 100 95,863
4.60%, 05/01/53 ................. 400 372,691
CMS Energy Corp.
3.45%, 08/15/27 ................. 100 95,877
4.88%, 03/01/44 ................. 300 278,675
Consumers Energy Co.
3.60%, 08/15/32 ................. 640 596,572
4.63%, 05/15/33 ................. 630 633,653
2.50%, 05/01/60 ................. 500 295,639
Dominion Energy, Inc.
3.90%, 10/01/25 ................. 1,120 1,097,805

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series A, 1.45%, 04/15/26 .......... USD 975 $ 886,550
Series C, 3.38%, 04/01/30 .......... 300 273,655
Series C, 2.25%, 08/15/31 .......... 300 249,337
NiSource, Inc.
5.25%, 03/30/28 ................. 515 526,017
3.60%, 05/01/30 ................. 400 371,718
4.80%, 02/15/44 ................. 280 262,244
3.95%, 03/30/48 ................. 290 238,450
Puget Sound Energy, Inc., 2.89%, 09/15/51 . 100 68,325
San Diego Gas & Electric Co.
2.95%, 08/15/51 ................. 450 317,453
5.35%, 04/01/53 ................. 1,109 1,149,068
Sempra Energy
3.70%, 04/01/29 ................. 840 792,470
3.80%, 02/01/38 ................. 825 724,325
11,969,769
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. 1,925 1,833,485
2.75%, 12/15/29 ................. 400 346,857
4.90%, 12/15/30 ................. 1,135 1,118,466
1.88%, 02/01/33 ................. 900 680,340
3.55%, 03/15/52 ................. 585 412,974
Kilroy Realty LP, 3.05%, 02/15/30 ....... 400 306,422
4,698,544
Oil, Gas & Consumable Fuels — 2.6%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 4,222 4,099,842
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,580,597
5.75%, 01/15/28 ................. 732 709,045
Apache Corp.
4.25%, 01/15/30 ................. 1,086 992,333
5.35%, 07/01/49 ................. 1,170 906,969
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 3,564 4,405,995
8.25%, 12/31/28 ................. 5,161 4,999,111
5.88%, 06/30/29 ................. 4,400 3,951,800
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 1,027 1,032,465
BP Capital Markets America, Inc.
3.02%, 01/16/27 ................. 582 557,148
3.59%, 04/14/27 ................. 732 714,835
4.23%, 11/06/28 ................. 458 459,233
3.63%, 04/06/30 ................. 530 507,472
1.75%, 08/10/30 ................. 60 50,377
3.06%, 06/17/41 ................. 2,020 1,575,236
Buckeye Partners LP
5.85%, 11/15/43 ................. 1,712 1,317,452
5.60%, 10/15/44 ................. 503 362,412
Callon Petroleum Co.
8.25%, 07/15/25 ................. 265 263,675
6.38%, 07/01/26 ................. 2,437 2,354,498
8.00%, 08/01/28
(b)
................ 5,333 5,261,661
7.50%, 06/15/30
(b)
................ 4,754 4,515,425
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 765 662,757
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 490 355,980
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,895 1,909,947
5.13%, 06/30/27 ................. 1,165 1,170,186
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 3,482 3,275,994
4.00%, 03/01/31 ................. 3,481 3,113,495
3.25%, 01/31/32 ................. 5,154 4,293,707
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 71 67,901
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.75%, 04/15/29 ................. USD 716 $ 708,786
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,710,405
6.38%, 06/15/26 ................. 2,279 2,219,700
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 1,167 1,096,980
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
1,681 1,407,395
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 740 713,964
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 4,061 4,106,686
5.88%, 07/01/29 ................. 3,815 3,610,053
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 2,266 2,051,585
5.88%, 01/15/30 ................. 2,936 2,520,476
ConocoPhillips Co., 3.80%, 03/15/52 ..... 465 389,292
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
................ 977 872,625
4.50%, 02/09/27
(c)
................ 1,821 1,627,237
Coterra Energy, Inc., 3.90%, 05/15/27 .... 155 149,170
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 8,621 8,023,559
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 4,394 4,209,540
9.25%, 02/15/28 ................. 1,953 1,947,649
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 2,110 2,024,819
6.00%, 02/01/29 ................. 2,097 1,976,423
7.38%, 02/01/31 ................. 715 715,000
CrownRock LP
(b)
5.63%, 10/15/25 ................. 6,744 6,657,607
5.00%, 05/01/29 ................. 147 138,876
Cullinan Holdco Scsp, 4.63%, 10/15/26
(c)
.. EUR 1,057 1,015,078
DCP Midstream Operating LP
3.25%, 02/15/32 ................. USD 2,689 2,297,723
6.45%, 11/03/36
(b)
................ 745 780,766
6.75%, 09/15/37
(b)
................ 444 482,338
(3-mo. LIBOR USD + 3.85%), 5.85%,
05/21/43
(a)(b)
.................. 2,200 2,198,683
Devon Energy Corp.
5.25%, 10/15/27 ................. 1,070 1,067,766
4.50%, 01/15/30 ................. 500 479,156
4.75%, 05/15/42 ................. 523 459,491
Diamondback Energy, Inc.
3.13%, 03/24/31 ................. 269 235,288
6.25%, 03/15/33 ................. 3,113 3,320,662
4.25%, 03/15/52 ................. 2,287 1,805,136
6.25%, 03/15/53 ................. 330 344,880
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 2,732 2,421,243
4.38%, 06/15/31 ................. 1,138 989,508
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 2,217 2,163,659
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 2,394 2,063,029
4.39%, 11/30/46 ................. 3,555 2,843,556
Empresa Nacional del Petroleo ENAP, 6.15%,
05/10/33 ..................... 1,515 1,522,503
Enbridge, Inc.
4.00%, 10/01/23 ................. 500 496,972
0.55%, 10/04/23 ................. 355 347,314
2.50%, 01/15/25 ................. 1,040 999,350
4.25%, 12/01/26 ................. 500 492,149
3.70%, 07/15/27 ................. 644 617,544
3.13%, 11/15/29 ................. 125 113,598
5.70%, 03/08/33 ................. 1,735 1,801,781
2.50%, 08/01/33 ................. 440 355,743
4.50%, 06/10/44 ................. 30 25,664

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Series 16-A, (3-mo. LIBOR USD + 3.89%),
6.00%, 01/15/77
(a)
.............. USD 13,675 $ 12,780,222
Energy Transfer LP
5.88%, 01/15/24 ................. 3,740 3,738,967
4.90%, 02/01/24 ................. 245 243,496
2.90%, 05/15/25 ................. 600 572,695
5.55%, 02/15/28 ................. 845 861,548
5.25%, 04/15/29 ................. 270 270,929
3.75%, 05/15/30 ................. 30 27,582
5.95%, 10/01/43 ................. 220 212,366
5.15%, 03/15/45 ................. 1,250 1,089,566
6.13%, 12/15/45 ................. 150 146,544
5.30%, 04/15/47 ................. 851 745,543
5.40%, 10/01/47 ................. 200 178,092
6.00%, 06/15/48 ................. 495 472,716
6.25%, 04/15/49 ................. 2,305 2,286,574
5.00%, 05/15/50 ................. 2,347 1,992,207
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 3,779 3,721,917
6.50%, 09/01/30 ................. 1,675 1,692,034
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 431 416,750
4.85%, 07/15/26 ................. 1,641 1,597,866
5.60%, 04/01/44 ................. 1,173 974,847
5.45%, 06/01/47 ................. 427 356,545
EnQuest plc, 11.63%, 11/01/27
(b)
....... 305 287,556
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 163,960
4.85%, 08/15/42 ................. 105 97,747
4.45%, 02/15/43 ................. 1,130 1,006,389
4.85%, 03/15/44 ................. 510 475,816
4.80%, 02/01/49 ................. 575 530,841
4.20%, 01/31/50 ................. 930 778,390
3.30%, 02/15/53 ................. 640 460,781
EOG Resources, Inc., 4.95%, 04/15/50 ... 170 171,312
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 844 829,173
4.13%, 12/01/26 ................. 178 161,526
6.50%, 07/01/27
(b)
................ 4,017 3,916,610
4.50%, 01/15/29
(b)
................ 138 117,277
7.50%, 06/01/30
(b)
................ 681 661,024
4.75%, 01/15/31
(b)
................ 1,962 1,607,998
EQT Corp., 5.70%, 04/01/28 .......... 325 326,419
Exxon Mobil Corp., 2.99%, 03/19/25 ..... 100 97,386
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 1,984 1,630,546
Genesis Energy LP
6.50%, 10/01/25 ................. 1,569 1,535,952
7.75%, 02/01/28 ................. 964 948,801
8.88%, 04/15/30 ................. 1,142 1,143,531
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,373 1,332,747
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(c)
.................... 5,565 5,218,231
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(c)
.................... 500 473,125
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 333,331
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 1,178 1,078,966
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 556,738
Hess Corp.
4.30%, 04/01/27 ................. 955 937,653
5.60%, 02/15/41 ................. 1,025 996,616
5.80%, 04/01/47 ................. 800 792,017
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 1,086 965,552
HF Sinclair Corp., 2.63%, 10/01/23 ...... 885 874,218
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. USD 608 $ 582,313
5.75%, 02/01/29 ................. 1,546 1,444,363
6.00%, 02/01/31 ................. 130 119,811
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27
(c)
. 700 658,350
India Green Energy Holdings, 5.38%,
04/29/24
(c)
.................... 1,695 1,648,388
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 2,707 2,247,541
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 941 721,806
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 886 1,001,840
6.38%, 03/01/41 ................. 75 77,507
5.50%, 03/01/44 ................. 155 145,101
5.40%, 09/01/44 ................. 850 784,192
Kinder Morgan, Inc., 5.55%, 06/01/45 .... 775 730,918
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 1,256 1,203,210
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(c)
.. 2,508 2,493,901
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 268 259,960
Marathon Oil Corp., 4.40%, 07/15/27 ..... 610 595,670
Marathon Petroleum Corp.
6.50%, 03/01/41 ................. 100 105,639
4.75%, 09/15/44 ................. 49 42,490
5.00%, 09/15/54 ................. 100 86,237
Matador Resources Co.
5.88%, 09/15/26 ................. 1,590 1,559,198
6.88%, 04/15/28
(b)
................ 1,310 1,318,214
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(c)
2,590 2,486,076
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(c)
.................... 240 233,724
MPLX LP
1.75%, 03/01/26 ................. 1,160 1,067,043
4.13%, 03/01/27 ................. 900 878,663
4.25%, 12/01/27 ................. 790 772,405
4.00%, 03/15/28 ................. 425 410,614
5.50%, 02/15/49 ................. 170 157,312
4.95%, 03/14/52 ................. 1,345 1,164,289
5.65%, 03/01/53 ................. 130 124,400
Murphy Oil Corp.
5.75%, 08/15/25 ................. 119 117,929
5.87%, 12/01/42
(d)
................ 150 128,453
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,284 1,265,722
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 7,298 6,950,154
6.50%, 09/30/26 ................. 8,917 8,211,045
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,317 2,221,564
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 712 789,324
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 7,030 6,942,125
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 737,511
6.38%, 10/01/30 ................. 47 45,262
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 203 206,553
8.88%, 07/15/30 ................. 2,457 2,886,975
6.63%, 09/01/30 ................. 5,450 5,817,875
6.13%, 01/01/31 ................. 157 164,123
7.50%, 05/01/31 ................. 1,275 1,422,556
6.45%, 09/15/36 ................. 2,641 2,802,761
4.63%, 06/15/45 ................. 138 113,137
6.60%, 03/15/46 ................. 3,432 3,662,390
4.40%, 04/15/46 ................. 512 412,362
4.20%, 03/15/48 ................. 167 130,335
ONEOK, Inc., 4.95%, 07/13/47 ......... 371 315,142
Ovintiv, Inc., 6.63%, 08/15/37 ......... 343 348,926

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.
6.13%, 09/15/24 ................. USD 568 $ 563,731
5.75%, 05/15/26 ................. 126 122,310
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 1,058 1,007,007
6.88%, 04/01/27 ................. 2,217 2,194,830
Phillips 66, 3.30%, 03/15/52 .......... 810 570,363
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 580 579,032
1.13%, 01/15/26 ................. 310 282,782
5.10%, 03/29/26 ................. 770 777,644
1.90%, 08/15/30 ................. 300 249,098
2.15%, 01/15/31 ................. 755 633,046
Plains All American Pipeline LP
6.65%, 01/15/37 ................. 100 103,982
5.15%, 06/01/42 ................. 1,069 903,815
4.30%, 01/31/43 ................. 430 325,520
Puma International Financing SA
(c)
5.13%, 10/06/24 ................. 829 791,695
5.00%, 01/24/26 ................. 1,911 1,720,258
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(c)
.. 2,619 2,459,077
Repsol International Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 100 102,730
(5-Year EUR Swap Annual + 4.41%), 4.25% 1,046 1,034,060
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 2,347 2,122,439
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 420 387,849
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 975 975,050
5.63%, 03/01/25 ................. 1,105 1,110,435
Santos Finance Ltd., 5.25%, 03/13/29
(c)
... 1,100 1,059,101
SM Energy Co.
5.63%, 06/01/25 ................. 1,007 983,728
6.63%, 01/15/27 ................. 245 236,425
6.50%, 07/15/28 ................. 2,004 1,898,790
Southwestern Energy Co.
5.70%, 01/23/25
(d)
................ 309 308,365
5.38%, 02/01/29 ................. 1,850 1,744,141
Spectra Energy Partners LP, 5.95%, 09/25/43 100 101,084
Sunoco LP, 5.88%, 03/15/28 .......... 911 890,503
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 78 78,594
6.00%, 03/01/27 ................. 482 465,047
5.50%, 01/15/28 ................. 260 240,544
6.00%, 12/31/30 ................. 1,094 971,634
6.00%, 09/01/31 ................. 1,126 996,989
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
7,060 6,783,319
Targa Resources Corp., 6.25%, 07/01/52 .. 1,056 1,044,685
Targa Resources Partners LP, 4.00%, 01/15/32 791 695,107
TerraForm Power Operating LLC, 5.00%,
01/31/28
(b)
.................... 1,080 1,034,100
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ 500 456,056
Valero Energy Corp.
4.35%, 06/01/28 ................. 253 249,424
4.00%, 06/01/52 ................. 90 69,158
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 6,705 6,022,423
4.13%, 08/15/31 ................. 5,905 5,230,959
3.88%, 11/01/33 ................. 6,849 5,775,202
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 1,373 1,274,034
Western Midstream Operating LP
6.15%, 04/01/33 ................. 425 432,144
5.45%, 04/01/44 ................. 2,063 1,793,806
5.30%, 03/01/48 ................. 389 328,278
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50%, 08/15/48 ................. USD 856 $ 732,034
5.50%, 02/01/50
(d)
................ 6,750 5,726,518
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. 1,425 1,413,302
3.75%, 06/15/27 ................. 500 482,655
340,321,491
Paper & Forest Products — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... 325 303,022
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... 187 173,973
Suzano Austria GmbH
2.50%, 09/15/28 ................. 390 327,673
Series DM3N, 3.13%, 01/15/32 ....... 2,435 1,929,738
2,734,406
Passenger Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
......... 2,746 2,541,927
Air France-KLM, 8.13%, 05/31/28
(c)
...... EUR 400 445,146
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... USD 935 923,430
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 10,030 11,033,593
5.50%, 04/20/26 ................. 1,110 1,090,166
7.25%, 02/15/28 ................. 387 376,409
5.75%, 04/20/29 ................. 5,236 4,975,943
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 3,480 2,897,267
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 461 447,283
Deutsche Lufthansa AG
(c)
2.88%, 05/16/27 ................. EUR 200 200,647
3.50%, 07/14/29 ................. 500 492,844
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 2,270 2,114,775
International Consolidated Airlines Group SA
(c)
1.50%, 07/04/27 ................. EUR 800 727,254
1.13%, 05/18/28
(m)
............... 1,200 1,063,510
3.75%, 03/25/29 ................. 600 545,440
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 3,490 3,484,517
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 1,929 1,947,719
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 312 302,147
Series 2020-1, Class A, 5.88%, 10/15/27 4,512 4,511,026
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 2,765 2,640,628
4.63%, 04/15/29 ................. 4,320 3,909,716
46,671,387
Personal Care Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 999 1,054,014
4.75%, 04/15/26
(c)
................ 200 213,218
4.75%, 01/15/29
(b)
................ USD 141 132,364
Kenvue, Inc., 5.05%, 03/22/28
(b)
........ 1,535 1,589,780
2,989,376
Pharmaceuticals — 0.3%
Astrazeneca Finance LLC, 2.25%, 05/28/31 . 155 134,303
AstraZeneca plc, 6.45%, 09/15/37 ....... 25 29,612
Bayer AG, (5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(a)(c)
.............. EUR 2,400 2,454,294
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. USD 1,525 1,495,243
4.38%, 12/15/28 ................. 2,080 2,018,190
Bristol-Myers Squibb Co.
3.40%, 07/26/29 ................. 25 23,917
2.95%, 03/15/32 ................. 31 27,994
3.90%, 03/15/62 ................. 55 45,613

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................ USD 1,235 $ 1,185,600
2.38%, 03/01/28
(c)
................ EUR 671 618,314
3.13%, 02/15/29
(b)
................ USD 1,049 892,727
3.50%, 04/01/30
(b)
................ 1,225 1,038,682
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 695,709
5.50%, 01/15/28
(b)
................ USD 1,550 1,414,586
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. EUR 558 578,737
4.13%, 05/15/28 ................. 835 841,879
6.75%, 05/15/30 ................. 116 128,296
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 800 735,252
Merck & Co., Inc.
3.40%, 03/07/29 ................. 155 149,733
2.15%, 12/10/31 ................. 1,060 904,389
6.50%, 12/01/33
(d)
................ 185 215,787
2.75%, 12/10/51 ................. 825 584,618
Organon & Co.
(b)
4.13%, 04/30/28 ................. 2,957 2,720,453
5.13%, 04/30/31 ................. 2,602 2,318,495
Pfizer, Inc.
3.45%, 03/15/29 ................. 105 101,628
2.55%, 05/28/40 ................. 45 34,057
5.60%, 09/15/40 ................. 140 152,470
4.30%, 06/15/43 ................. 5 4,722
Pharmacia LLC, 6.60%, 12/01/28
(d)
...... 300 335,584
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 1,435 1,000,457
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,447,188
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. USD 687 683,079
3.18%, 07/09/50 ................. 1,078 776,131
Teva Pharmaceutical Finance Netherlands II
BV
4.50%, 03/01/25 ................. EUR 191 207,543
3.75%, 05/09/27 ................. 440 437,504
7.38%, 09/15/29 ................. 1,994 2,223,027
4.38%, 05/09/30 ................. 173 160,104
7.88%, 09/15/31 ................. 524 592,004
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 849 842,399
7.13%, 01/31/25 ................. 400 406,500
3.15%, 10/01/26 ................. 3,630 3,271,537
4.75%, 05/09/27 ................. 736 685,078
6.75%, 03/01/28 ................. 200 199,500
7.88%, 09/15/29 ................. 1,799 1,879,055
8.13%, 09/15/31 ................. 1,629 1,712,503
Wyeth LLC, 5.95%, 04/01/37 .......... 505 570,044
38,974,537
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 612,480
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 5,607 4,583,723
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 4,799 4,213,857
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 36 33,287
Korn Ferry, 4.63%, 12/15/27
(b)
......... 1,665 1,581,334
La Financiere Atalian SASU
(c)
5.13%, 05/15/25 ................. EUR 1,071 780,494
6.63%, 05/15/25 ................. GBP 150 122,590
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 2,119 1,999,128
13,926,893
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.4%
Adler Financing SARL, 12.50%, 06/30/25 .. EUR 2,168 $ 2,399,636
Agile Group Holdings Ltd., 5.75%, 01/02/25
(c)
USD 2,652 1,286,220
Agps Bondco plc
(c)
6.00%, 08/05/25
(e)(l)
............... EUR 600 272,720
5.50%, 11/13/26
(e)(l)
............... 1,000 424,232
5.00%, 01/14/29 ................. 400 149,858
Aroundtown SA
(a)(c)(k)
(5-Year GBP Swap + 4.38%), 4.75% ... GBP 329 142,647
(5-Year EUR Swap Annual + 3.98%), 3.38% EUR 1,100 529,926
ATF Netherlands BV, (5-Year EUR Swap
Annual + 4.38%), 7.08%
(a)(c)(k)
........ 1,000 499,289
Central China Real Estate New AUGU, 7.90%,
11/07/25 ..................... USD 557 108,615
Country Garden Holdings Co. Ltd.
(c)
5.13%, 01/17/25 ................. 1,500 952,500
5.40%, 05/27/25 ................. 300 174,244
6.15%, 09/17/25 ................. 250 142,469
3.13%, 10/22/25 ................. 200 98,000
4.20%, 02/06/26 ................. 1,982 951,732
7.25%, 04/08/26 ................. 1,500 775,594
2.70%, 07/12/26 ................. 650 298,309
5.13%, 01/14/27 ................. 250 113,719
3.88%, 10/22/30 ................. 200 79,912
3.30%, 01/12/31 ................. 1,300 493,025
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 2,667 2,489,031
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 900 677,497
DIC Asset AG, 2.25%, 09/22/26
(c)
....... 900 595,125
Easy Tactic Ltd.
7.50%, 07/11/27 ................. USD 32 5,467
7.50%, (7.50% Cash or 7.50% PIK),
07/11/28
(j)
.................... 123 17,067
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
11.88%, 06/01/23 ................ 1,500 142,500
7.95%, 07/05/23 ................. 1,650 162,706
9.25%, 07/28/23 ................. 3,540 336,300
12.25%, 10/18/23 ................ 3,269 310,555
9.88%, 10/19/23 ................. 2,640 250,800
10.88%, 01/09/24 ................ 1,345 127,775
11.75%, 04/17/24 ................ 2,039 193,705
15.00%, 12/31/49 ................ 1,735 164,825
Fastighets AB Balder, (5-Year EUR Swap
Annual + 3.19%), 2.87%, 06/02/81
(a)(c)
... EUR 397 294,276
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(c)
.................... USD 2,656 2,553,578
Heimstaden Bostad AB
(a)(c)(k)
(5-Year EUR Swap Annual + 3.91%), 3.38% EUR 400 246,826
(5-Year EUR Swap Annual + 3.15%), 2.63% 1,725 1,002,508
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 523 472,126
4.13%, 02/01/29 ................. 1,028 864,178
4.38%, 02/01/31 ................. 270 218,738
JGC Ventures Pte. Ltd.
(j)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 94 18,241
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(e)(l)
................. 1,502 487,881
KWG Group Holdings Ltd., 5.95%, 08/10/25
(c)
1,200 226,350
Lai Sun MTN Ltd., 5.00%, 07/28/26
(c)
..... 1,000 783,000
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(c)(k)
....... 2,389 2,337,935
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ................. 3,051 3,015,341

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
3.93%, 02/28/30 ................. USD 2,507 $ 2,370,369
Modern Land China Co. Ltd.
(a)(c)(e)(j)(l)
9.00%, (9.00% Cash or 11.00% PIK),
12/30/25 .................... 198 6,178
9.00%, (9.00% Cash or 11.00% PIK),
12/30/26 .................... 198 6,672
Modernland Overseas Pte. Ltd.
(c)
3.00%, (3.00% Cash or 3.00% PIK),
04/30/27
(e)(j)(l)
.................. 1,450 434,818
Series 2, 4.00%, 04/30/27 .......... 38 11,033
New Metro Global Ltd., 6.80%, 08/05/23
(c)
.. 1,810 1,705,925
NWD Finance BVI Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.86%), 4.13%
(a)(c)(k)
.............. 6,084 4,491,893
Powerlong Real Estate Holdings Ltd.
(c)
6.95%, 07/23/23 ................. 895 183,475
7.13%, 01/15/24 ................. 672 127,670
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 3,335 2,476,238
5.25%, 04/15/30 ................. 446 317,979
RKPF Overseas 2019 A Ltd.
(c)
6.70%, 09/30/24 ................. 1,880 1,704,102
6.00%, 09/04/25 ................. 2,230 1,601,140
Shimao Group Holdings Ltd.
(c)(e)(l)
5.60%, 07/15/26 ................. 895 109,638
3.45%, 01/11/31 ................. 1,145 140,262
Shui On Development Holding Ltd.
(c)
5.75%, 11/12/23 ................. 1,143 1,117,140
6.15%, 08/24/24 ................. 2,155 1,962,127
Sino-Ocean Land Treasure IV Ltd., 2.70%,
01/13/25
(c)
.................... 800 261,650
Sunac China Holdings Ltd., 7.00%, 07/09/25
(c)(e)
(l)
......................... 1,440 280,800
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(c)
.. 850 704,862
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(c)
.................... 800 565,900
Yango Justice International Ltd.
(c)(e)(l)
8.25%, 11/25/23 ................. 4,104 82,080
7.50%, 04/15/24 ................. 2,675 53,500
9.25%, 04/15/24 ................. 2,081 41,620
7.88%, 09/04/24 ................. 1,215 24,300
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(c)
1,830 1,784,250
Yuzhou Group Holdings Co. Ltd.
(c)(e)(l)
7.85%, 08/12/26 ................. 1,680 117,600
6.35%, 01/13/27 ................. 2,087 146,090
50,716,289
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33 510 521,833
Camden Property Trust, 2.80%, 05/15/30 .. 290 252,601
Mid-America Apartments LP, 1.70%, 02/15/31 230 184,654
UDR, Inc.
3.20%, 01/15/30 ................. 300 270,416
2.10%, 08/01/32 ................. 85 66,726
1,296,230
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 1,671 1,381,917
Kimco Realty OP LLC, 4.60%, 02/01/33 ... 920 869,578
Realty Income Corp.
3.88%, 04/15/25 ................. 450 440,635
3.00%, 01/15/27 ................. 370 347,331
3.95%, 08/15/27 ................. 360 347,156
3.40%, 01/15/28 ................. 470 441,059
2.20%, 06/15/28 ................. 320 286,723
Security
Par (000)
Par (000) Value
Retail REITs (continued)
4.85%, 03/15/30 ................. USD 525 $ 522,520
5.63%, 10/13/32 ................. 1,080 1,118,511
2.85%, 12/15/32 ................. 45 37,548
Regency Centers LP
2.95%, 09/15/29 ................. 1,075 945,870
3.70%, 06/15/30 ................. 2,245 2,056,735
8,795,583
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG
(c)(m)
0.00%, 03/05/25
(n)
................ EUR 1,000 871,019
2.13%, 11/03/27 ................. 600 446,269
Analog Devices, Inc.
1.70%, 10/01/28 ................. USD 410 361,189
2.80%, 10/01/41 ................. 235 180,496
Applied Materials, Inc., 3.30%, 04/01/27 ... 1,280 1,239,383
Broadcom, Inc.
4.15%, 11/15/30 ................. 340 316,230
2.45%, 02/15/31
(b)
................ 830 680,375
4.15%, 04/15/32
(b)
................ 520 474,990
4.30%, 11/15/32 ................. 2,160 1,980,508
3.42%, 04/15/33
(b)
................ 3,635 3,059,364
3.14%, 11/15/35
(b)
................ 514 397,918
3.19%, 11/15/36
(b)
................ 260 197,861
4.93%, 05/15/37
(b)
................ 2,725 2,487,361
Entegris Escrow Corp.
(b)
4.75%, 04/15/29 ................. 12,050 11,207,974
5.95%, 06/15/30 ................. 1,190 1,131,026
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 870 793,468
3.63%, 05/01/29 ................. 687 588,278
Intel Corp.
5.20%, 02/10/33 ................. 965 985,387
2.80%, 08/12/41 ................. 115 83,459
5.63%, 02/10/43 ................. 535 549,057
5.70%, 02/10/53 ................. 1,100 1,125,106
5.90%, 02/10/63 ................. 780 803,291
KLA Corp.
4.10%, 03/15/29 ................. 1,326 1,309,967
4.65%, 07/15/32 ................. 195 198,021
5.00%, 03/15/49 ................. 300 295,222
3.30%, 03/01/50 ................. 765 583,822
Lam Research Corp.
3.75%, 03/15/26 ................. 800 790,568
4.88%, 03/15/49 ................. 171 168,461
2.88%, 06/15/50 ................. 314 221,758
Marvell Technology, Inc., 2.95%, 04/15/31 .. 868 724,451
NVIDIA Corp., 3.50%, 04/01/40 ........ 790 680,314
NXP BV
4.30%, 06/18/29 ................. 1,070 1,018,172
3.40%, 05/01/30 ................. 600 537,488
2.50%, 05/11/31 ................. 1,415 1,166,314
2.65%, 02/15/32 ................. 590 483,911
5.00%, 01/15/33 ................. 300 292,744
3.25%, 05/11/41 ................. 100 72,831
QUALCOMM, Inc.
4.30%, 05/20/47 ................. 584 542,578
4.50%, 05/20/52 ................. 200 185,910
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 1,969 1,663,806
Texas Instruments, Inc.
4.15%, 05/15/48 ................. 100 92,334
2.70%, 09/15/51 ................. 265 187,085
TSMC Arizona Corp., 4.50%, 04/22/52 .... 535 522,294
41,698,060

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Software — 1.0%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... USD 180 $ 179,325
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 1,418 1,378,522
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
12,225 10,040,863
Autodesk, Inc.
3.50%, 06/15/27 ................. 18 17,423
2.40%, 12/15/31 ................. 1,565 1,312,561
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 2,259,750
7.13%, 10/02/25
(b)
................ USD 3,366 3,355,935
9.13%, 03/01/26
(b)
................ 4,563 4,448,144
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 4,152 3,932,272
Cedacri Mergeco SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 7.28%, 05/15/28
(a)(c)
EUR 865 931,221
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... USD 3,342 3,309,044
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 7,079 6,369,684
4.88%, 07/01/29 ................. 5,101 4,593,918
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 21,029 18,939,097
9.00%, 09/30/29 ................. 9,471 8,138,430
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 861,529
6.50%, 10/15/28 ................. 623 545,125
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 300 260,953
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,345,557
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 2,350 2,189,102
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 648 544,320
McAfee Corp., 7.38%, 02/15/30
(b)
....... 7,008 5,817,336
Microsoft Corp.
3.45%, 08/08/36 ................. 538 499,760
2.53%, 06/01/50 ................. 656 465,434
2.92%, 03/17/52 ................. 2,631 2,016,185
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,587 3,241,823
NCR Corp.
(b)
5.75%, 09/01/27 ................. 884 867,467
5.00%, 10/01/28 ................. 1,212 1,057,072
5.13%, 04/15/29 ................. 867 749,954
Open Text Corp., 6.90%, 12/01/27
(b)
..... 5,271 5,444,168
Oracle Corp.
5.80%, 11/10/25 ................. 245 251,115
2.95%, 04/01/30 ................. 2,620 2,320,996
6.25%, 11/09/32 ................. 1,363 1,471,555
3.85%, 07/15/36 ................. 850 726,404
6.50%, 04/15/38 ................. 500 546,214
5.38%, 07/15/40 ................. 850 818,872
3.65%, 03/25/41 ................. 370 286,943
4.13%, 05/15/45 ................. 485 382,152
4.00%, 07/15/46 ................. 350 268,654
4.00%, 11/15/47 ................. 435 334,119
3.60%, 04/01/50 ................. 3,348 2,380,468
3.95%, 03/25/51 ................. 2,391 1,805,228
6.90%, 11/09/52 ................. 1,080 1,209,954
5.55%, 02/06/53 ................. 220 211,362
4.38%, 05/15/55 ................. 130 103,785
3.85%, 04/01/60 ................. 190 133,293
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 860 829,370
Roper Technologies, Inc., 3.65%, 09/15/23 . 350 347,899
Salesforce, Inc.
2.70%, 07/15/41 ................. 625 467,443
2.90%, 07/15/51 ................. 355 252,049
3.05%, 07/15/61 ................. 295 202,644
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
5,516 5,339,025
TeamSystem SpA
(c)
3.50%, 02/15/28 ................. EUR 394 382,085
Security
Par (000)
Par (000) Value
Software (continued)
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.93%, 02/15/28
(a)
.............. EUR 392 $ 417,272
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... USD 800 607,052
VMware, Inc.
4.70%, 05/15/30 ................. 560 539,642
2.20%, 08/15/31 ................. 2,715 2,152,433
Workday, Inc., 3.80%, 04/01/32 ........ 1,110 1,013,218
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
7,120 6,139,078
128,052,298
Specialized REITs — 0.2%
American Tower Corp.
2.95%, 01/15/25 ................. 1,060 1,020,528
3.38%, 10/15/26 ................. 995 947,409
3.95%, 03/15/29 ................. 615 582,026
2.10%, 06/15/30 ................. 1,995 1,642,297
2.70%, 04/15/31 ................. 1,280 1,081,847
5.65%, 03/15/33 ................. 2,235 2,321,081
Crown Castle, Inc.
3.80%, 02/15/28 ................. 670 641,688
4.30%, 02/15/29 ................. 715 695,979
3.10%, 11/15/29 ................. 200 179,733
2.10%, 04/01/31 ................. 900 734,966
2.50%, 07/15/31 ................. 1,200 1,006,895
5.10%, 05/01/33 ................. 1,645 1,649,577
2.90%, 04/01/41 ................. 400 285,927
Equinix, Inc.
1.45%, 05/15/26 ................. 500 451,692
2.90%, 11/18/26 ................. 575 537,027
2.50%, 05/15/31 ................. 920 759,991
3.00%, 07/15/50 ................. 225 149,101
2.95%, 09/15/51 ................. 265 170,900
3.40%, 02/15/52 ................. 500 355,068
Iron Mountain, Inc.
(b)
5.00%, 07/15/28 ................. 227 213,658
5.25%, 07/15/30 ................. 825 759,847
5.63%, 07/15/32 ................. 873 792,874
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,838 1,714,308
3.13%, 02/01/29 ................. 4,246 3,632,457
22,326,876
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,124,696
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 234 212,574
4.75%, 03/01/30 ................. 231 205,008
5.00%, 02/15/32
(b)
................ 517 445,465
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 1,184 1,130,597
eG Global Finance plc
3.63%, 02/07/24
(c)
................ EUR 728 786,140
6.75%, 02/07/25
(b)
................ USD 1,121 1,062,147
8.50%, 10/30/25
(b)
................ 2,845 2,710,517
Goldstory SASU, 5.38%, 03/01/26
(c)
..... EUR 883 904,869
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. USD 2,639 2,328,918
Home Depot, Inc. (The)
5.95%, 04/01/41 ................. 200 224,374
4.20%, 04/01/43 ................. 125 114,608
4.50%, 12/06/48 ................. 615 582,870
3.35%, 04/15/50 ................. 710 552,816
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 620,970
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 1,886,590
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 999 864,750

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Lowe's Cos., Inc.
5.00%, 04/15/33 ................. USD 810 $ 818,827
5.15%, 07/01/33 ................. 895 912,184
2.80%, 09/15/41 ................. 220 155,882
4.65%, 04/15/42 ................. 110 99,384
3.70%, 04/15/46 ................. 735 572,979
5.13%, 04/15/50 ................. 130 124,507
3.00%, 10/15/50 ................. 675 451,090
3.50%, 04/01/51 ................. 130 94,298
4.25%, 04/01/52 ................. 1,240 1,023,062
5.63%, 04/15/53 ................. 1,165 1,171,796
4.45%, 04/01/62 ................. 320 262,854
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,254,907
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 987 943,041
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 4,834 4,766,955
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 873 792,248
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 3,500 3,082,363
6.13%, 07/01/29 ................. 4,751 3,919,243
6.00%, 12/01/29 ................. 3,585 2,919,983
Staples, Inc., 7.50%, 04/15/26
(b)
........ 2,892 2,438,930
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 8,764 7,599,805
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 1,851 1,697,130
50,859,377
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 ................. 1,400 1,259,595
4.50%, 02/23/36 ................. 580 602,139
3.45%, 02/09/45 ................. 225 192,250
3.85%, 08/04/46 ................. 350 313,215
2.65%, 05/11/50 ................. 990 702,574
2.65%, 02/08/51 ................. 1,460 1,026,128
2.70%, 08/05/51 ................. 370 261,773
3.95%, 08/08/52 ................. 1,110 990,340
Dell International LLC, 6.02%, 06/15/26 ... 875 900,509
HP, Inc.
2.20%, 06/17/25 ................. 1,250 1,182,494
1.45%, 06/17/26 ................. 2,170 1,961,457
3.00%, 06/17/27 ................. 1,100 1,025,195
10,417,669
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. 2,149 1,906,292
4.13%, 08/15/31 ................. 548 462,748
European TopSoho SARL, Series SMCP,
4.00%, 10/14/23
(c)(e)(l)(m)
............ EUR 1,300 1,267,736
Hanesbrands, Inc.
(b)
4.88%, 05/15/26 ................. USD 559 526,808
9.00%, 02/15/31 ................. 2,117 2,167,065
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 747 634,772
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 1,404 1,386,450
8,351,871
Tobacco — 0.0%
Altria Group, Inc.
5.95%, 02/14/49 ................. 1,142 1,077,839
3.70%, 02/04/51 ................. 385 257,838
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,200,546
4.39%, 08/15/37 ................. 565 460,961
3.73%, 09/25/40 ................. 420 301,505
4.54%, 08/15/47 ................. 488 364,372
Security
Par (000)
Par (000) Value
Tobacco (continued)
4.76%, 09/06/49 ................. USD 165 $ 126,067
Philip Morris International, Inc.
5.63%, 11/17/29 ................. 600 626,696
2.10%, 05/01/30 ................. 500 420,154
4,835,978
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 07/01/25 ................. 1,400 1,341,558
2.88%, 01/15/26 ................. 3,485 3,256,025
1.88%, 08/15/26 ................. 1,880 1,670,636
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,835 1,602,719
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,148,621
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 4,044 3,993,584
9.75%, 08/01/27 ................. 1,112 1,158,076
5.50%, 05/01/28 ................. 2,798 2,564,604
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 548 437,805
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 282,498
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 1,853 1,769,586
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 3,335 2,887,949
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 9,495 9,636,371
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 2,308 2,347,010
7.25%, 06/15/28 ................. 3,729 3,827,703
37,924,745
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, (5-Year
EUR Swap Annual + 3.69%), 3.25%
(a)(c)(k)
. EUR 600 584,527
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(c)
.................... GBP 687 759,719
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,300 1,224,275
4.38%, 04/22/49 ................. 550 491,322
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 10,578 10,081,395
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a)(c)(k)
.............. 1,770 1,629,285
Kenbourne Invest SA, 4.70%, 01/22/28
(c)
.. 1,495 797,956
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 882 837,018
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
........ 1,826 451,267
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. 1,719 1,517,340
4.50%, 04/27/31 ................. 1,727 1,328,270
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ 2,300 2,071,005
4.30%, 02/15/48 ................. 838 663,829
4.35%, 05/01/49 ................. 351 281,908
3.70%, 11/15/49 ................. 270 195,703
4.55%, 03/15/52
(b)
................ 1,972 1,616,983
SoftBank Group Corp.
(c)
(5-Year USD Swap Rate + 4.23%), 6.00%
(a)
(k)
......................... 310 304,575
2.13%, 07/06/24 ................. EUR 1,370 1,433,470
4.50%, 04/20/25 ................. 553 583,324
4.75%, 07/30/25 ................. 1,783 1,874,430
3.13%, 09/19/25 ................. 414 415,130

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Telefonica Europe BV
(a)(c)(k)
(8-Year EUR Swap Annual + 2.97%), 3.88% EUR 800 $ 813,395
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,007,825
(7-Year EUR Swap Annual + 3.35%), 6.14% 2,900 3,091,656
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,615 1,502,967
2.05%, 02/15/28 ................. 1,200 1,065,297
2.55%, 02/15/31 ................. 525 446,631
3.50%, 04/15/31 ................. 827 747,098
2.70%, 03/15/32 ................. 249 210,137
4.38%, 04/15/40 ................. 475 426,636
3.00%, 02/15/41 ................. 880 654,193
4.50%, 04/15/50 ................. 109 95,527
3.30%, 02/15/51 ................. 925 660,126
3.40%, 10/15/52 ................. 1,290 933,367
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 900 915,040
4.25%, 01/31/31
(b)
................ USD 493 408,655
4.50%, 07/15/31
(c)
................ GBP 1,204 1,177,515
4.75%, 07/15/31
(b)
................ USD 1,166 993,593
Vodafone Group plc
6.15%, 02/27/37 ................. 100 107,729
(5-Year EUR Swap Annual + 3.43%),
4.20%, 10/03/78
(a)(c)
............. EUR 732 736,014
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78
(a)(c)
.................. GBP 2,384 2,842,812
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80
(a)(c)
............. EUR 400 395,476
Series 60NC10, (5-Year EUR Swap Annual
+ 3.48%), 3.00%, 08/27/80
(a)(c)
...... 400 358,142
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 3.25%,
06/04/81
(a)
................... USD 7,706 6,741,632
54,129,948
Total Corporate Bonds — 27.3%
(Cost: $3,835,259,495) ........................... 3,516,027,558
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)
Barclays Bank plc (Airbus SE),
18.13%, 07/10/23 ................ EUR 25 3,544,033
Barclays Bank plc (BAE Systems plc),
15.89%, 07/10/23 ................ GBP 263 3,380,287
BNP Paribas SA (BAE Systems plc),
21.70%, 05/18/23 ................ 1,637 10,719,284
Goldman Sachs International (Raytheon
Technologies Corp.), 13.13%, 06/22/23 . USD 56 5,583,695
JPMorgan Structured Products BV (L3Harris
Technologies, Inc.), 14.03%, 05/15/23 .. 22 4,207,102
27,434,401
Automobile Components — 0.0%
BMO Capital Markets Corp. (Lear Corp.),
17.39%, 06/07/23
(b)
............... 38 4,963,282
Automobiles — 0.1%
(b)
Royal Bank of Canada (General Motors Co.)
25.41%, 06/12/23
(b)
............... 95 3,181,850
18.67%, 07/25/23
(b)
............... 177 5,833,472
9,015,322
Banks — 0.4%
Barclays Bank plc (Kotak Mahindra Bank Ltd),
8.42%, 07/26/23 ................. 32 4,654,786
BNP Paribas SA (First Citizens BancShares,
Inc.), 20.08%, 06/14/23
(b)
........... 3 2,910,355
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc. (Citizens Financial Group, Inc.),
17.68%, 06/29/23
(b)
............... USD 82 $ 2,512,631
SGA Societe Generale Acceptance NV (Bank of
America Corp.), 11.11%, 06/01/23 ..... 382 11,284,261
Societe Generale SA (Citigroup, Inc.)
18.36%, 06/01/23 ................ 118 5,627,511
20.86%, 06/14/23
(b)
............... 131 6,186,038
Societe Generale SA (JPMorgan Chase & Co.),
9.44%, 06/01/23 ................. 118 16,372,549
Wells Fargo & Co. (Wells Fargo & Co.),
16.45%, 06/29/23
(b)
............... 192 7,712,493
57,260,624
Biotechnology — 0.0%
Citigroup, Inc. (Biogen, Inc.), 17.21%, 07/21/23 12 3,624,596
Broadline Retail — 0.1%
BMO Capital Markets Corp. (Amazon.com,
Inc.), 13.94%, 05/19/23
(b)
........... 113 11,834,984
Building Products — 0.0%
BNP Paribas SA (Allegion plc),
14.65%, 07/28/23
(b)
............... 19 2,077,047
SGA Societe Generale Acceptance NV (Masco
Corp.), 15.70%, 07/28/23 ........... 70 3,639,288
5,716,335
Capital Markets — 0.2%
BMO Capital Markets Corp. (EQT AB),
22.01%, 06/07/23
(b)
............... 82 2,801,531
BMO Capital Markets Corp. (Nasdaq, Inc.),
6.56%, 06/02/23 ................. 50 2,806,072
BNP Paribas SA (Raymond James Financial,
Inc.)
19.50%, 06/29/23
(b)
............... 21 1,947,800
18.44%, 07/27/23
(b)
............... 23 2,064,923
Royal Bank of Canada (Morgan Stanley),
12.90%, 06/02/23
(b)
............... 65 5,871,651
SGA Societe Generale Acceptance NV (Carlyle
Group, Inc. (The)), 24.11%, 06/02/23
(b)
.. 126 3,785,827
SGA Societe Generale Acceptance NV (Charles
Schwab Corp. (The)), 14.71%, 06/01/23 . 43 2,266,015
SGA Societe Generale Acceptance NV
(Invesco Ltd), 33.16%, 06/12/23
(b)
..... 80 1,348,843
22,892,662
Chemicals — 0.1%
Barclays Bank plc (Dow, Inc.),
16.80%, 07/25/23 ................ 88 4,735,085
BNP Paribas SA (PPG Industries, Inc.),
21.68%, 06/26/23
(b)
............... 22 3,108,195
7,843,280
Commercial Services & Supplies — 0.0%
JPMorgan Structured Products BV (Waste
Management, Inc.), 8.03%, 07/27/23
(b)(c)
. 32 5,169,022
Communications Equipment — 0.1%
BMO Capital Markets Corp. (Cisco Systems,
Inc.)
13.75%, 05/17/23
(b)
............... 170 8,086,614
12.50%, 06/07/23
(b)
............... 113 5,386,691
BNP Paribas SA (Juniper Networks, Inc.),
14.08%, 07/26/23
(b)
............... 104 3,124,156
Nomura Holdings, Inc. (Nokia Oyj),
17.29%, 06/02/23
(b)
............... 374 1,594,560
18,192,021

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.0%
BMO Capital Markets Corp. (Vinci SA),
14.38%, 06/26/23
(b)
............... USD 19 $ 4,078,324
Consumer Finance — 0.1%
BMO Capital Markets Corp. (Synchrony
Financial), 17.35%, 06/02/23 ........ 57 1,690,503
SGA Societe Generale Acceptance NV
(American Express Co.), 10.59%, 06/05/23 43 6,979,430
SGA Societe Generale Acceptance
NV (Discover Financial Services),
15.66%, 06/05/23 ................ 17 1,736,132
10,406,065
Consumer Staples Distribution & Retail — 0.2%
Citigroup, Inc. (Target Corp.), 15.61%, 05/18/23
(b)
........................... 12 1,944,521
Nomura Holdings, Inc. (Walmart, Inc.),
7.52%, 05/19/23 ................. 117 17,613,112
19,557,633
Containers & Packaging — 0.1%
Citigroup, Inc. (Sealed Air Corp.),
17.40%, 06/29/23
(b)
............... 160 7,571,465
Distributors — 0.0%
SGA Societe Generale Acceptance NV
(Genuine Parts Co.), 10.77%, 06/05/23 . 21 3,476,988
Diversified Telecommunication Services — 0.1%
(b)
Barclays Bank plc (Telekom Malaysia Bhd),
25.54%, 05/11/23 ................ 147 2,623,704
Citigroup, Inc. (Verizon Communications, Inc.),
15.06%, 06/29/23 ................ 175 6,826,015
9,449,719
Electric Utilities — 0.1%
(b)
Barclays Bank plc (Exelon Corp.),
21.59%, 05/11/23 ................ 80 3,320,389
Barclays Bank plc (Hydro One Ltd),
16.45%, 05/10/23 ................ 19 2,214,334
JPMorgan Structured Products BV (PG&E
Corp.), 20.36%, 05/15/23 ........... 163 2,664,471
Royal Bank of Canada (American Electric
Power Co., Inc.), 13.71%, 06/07/23 .... 32 2,981,569
11,180,763
Electrical Equipment — 0.0%
Barclays Bank plc (Eaton Corp. plc),
10.96%, 05/03/23
(b)
............... 32 5,383,426
Energy Equipment & Services — 0.1%
BMO Capital Markets Corp. (Baker Hughes
Co.), 14.46%, 06/02/23 ............ 115 3,361,425
Citigroup, Inc. (Halliburton Co.),
20.70%, 07/20/23 ................ 106 3,472,321
Royal Bank of Canada (Schlumberger NV),
19.31%, 06/08/23
(b)
............... 118 5,822,993
12,656,739
Entertainment — 0.0%
Societe Generale SA (Walt Disney Co. (The)),
13.77%, 05/11/23
(b)
............... 38 3,919,400
Financial Services — 0.5%
(c)
Barclays Bank plc (Berkshire Hathaway, Inc.),
10.49%, 05/02/23
(b)
............... 61 19,442,842
Citigroup, Inc. (Fiserv, Inc.), 10.31%, 07/26/23 48 5,827,877
Goldman Sachs International (Fidelity National
Information Services, Inc.)
14.91%, 05/03/23
(b)
............... 169 9,529,376
24.19%, 06/22/23
(b)
............... 95 5,482,349
Security
Par (000)
Par (000) Value
Financial Services (continued)
JPMorgan Structured Products BV (Mastercard,
Inc.), 9.07%, 05/01/23
(b)
............ USD 48 $ 18,101,735
JPMorgan Structured Products BV (Visa, Inc.)
16.68%, 05/15/23
(b)
............... 8 1,714,589
9.62%, 07/26/23
(c)
................ 14 3,126,288
Nomura Holdings, Inc. (Equitable Holdings,
Inc.), 21.97%, 06/02/23
(b)
........... 131 3,319,815
SGA Societe Generale Acceptance NV (Apollo
Global Management, Inc.), 22.12%, 05/11/23
(b)
........................... 24 1,526,250
68,071,121
Food Products — 0.2%
BNP Paribas SA (Danone SA),
20.41%, 07/10/23
(b)
............... EUR 26 1,741,202
BNP Paribas SA (Hershey Co. (The)),
8.90%, 07/31/23
(b)
................ USD 19 5,155,445
Citigroup, Inc. (Archer-Daniels-Midland Co.),
11.93%, 07/26/23 ................ 61 4,718,378
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 23.51%, 05/04/23
(b)
....... 197 7,578,352
SGA Societe Generale Acceptance NV (PPB
Group Bhd), 8.24%, 06/08/23 ........ 37 7,038,972
26,232,349
Ground Transportation — 0.1%
SGA Societe Generale Acceptance NV (Norfolk
Southern Corp.), 14.08%, 07/28/23 .... 15 3,083,937
SGA Societe Generale Acceptance NV (Union
Pacific Corp.), 12.62%, 06/05/23 ...... 29 5,664,699
8,748,636
Health Care Equipment & Supplies — 0.4%
BMO Capital Markets Corp. (Becton Dickinson
& Co.), 5.80%, 05/08/23
(b)
........... 39 9,722,115
HSBC Bank plc (Koninklijke Philips NV),
49.20%, 05/25/23
(b)
............... EUR 161 3,094,586
Nomura Bank International plc (Boston
Scientific Corp.), 10.09%, 07/27/23 .... USD 81 4,131,895
Nomura Holdings, Inc. (Zimmer Biomet
Holdings, Inc.), 15.66%, 06/12/23
(b)
.... 46 6,168,667
Royal Bank of Canada (Abbott Laboratories),
4.74%, 06/02/23
(b)
................ 52 5,772,976
SGA Societe Generale Acceptance NV (Baxter
International, Inc.), 20.91%, 06/02/23
(b)
.. 211 9,259,503
SGA Societe Generale Acceptance NV
(Medtronic plc), 16.21%, 06/12/23
(b)
.... 104 8,778,964
46,928,706
Health Care Providers & Services — 0.8%
BNP Paribas SA (Humana, Inc.)
22.70%, 05/04/23
(b)
............... 4 2,090,787
12.62%, 07/28/23
(b)
............... 15 7,937,141
Citigroup, Inc. (Elevance Health, Inc.)
6.78%, 06/02/23 ................. 22 9,981,641
17.53%, 06/12/23
(b)
............... 8 3,572,728
HSBC Bank plc (Cigna Group (The))
7.61%, 05/08/23
(b)
................ 42 10,757,417
20.40%, 05/11/23
(b)
............... 18 4,517,730
Nomura Holdings, Inc. (Cardinal Health, Inc.),
19.71%, 06/02/23
(b)
............... 65 5,091,806
Royal Bank of Canada (AmerisourceBergen
Corp.), 10.90%, 05/04/23
(b)
.......... 31 4,899,823
SGA Societe Generale Acceptance NV (HCA
Healthcare, Inc.), 10.86%, 06/08/23 .... 20 5,848,566
SGA Societe Generale Acceptance NV
(Laboratory Corp. of America Holdings)
26.88%, 05/11/23
(b)
............... 27 6,101,767

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
10.33%, 07/26/23 ................ USD 8 $ 1,750,441
SGA Societe Generale Acceptance NV
(McKesson Corp.), 9.01%, 05/08/23
(b)
.. 27 9,626,049
Societe Generale SA (CVS Health Corp.),
10.39%, 05/04/23
(b)
............... 120 8,827,485
Societe Generale SA (UnitedHealth Group,
Inc.), 8.39%, 06/01/23 ............. 40 19,658,195
100,661,576
Hotels, Restaurants & Leisure — 0.5%
BMO Capital Markets Corp. (Marriott
International, Inc.) + 0.00%),
16.26%, 05/03/23
(a)(b)
.............. 53 8,925,893
Goldman Sachs International (Aramark),
15.48%, 05/10/23
(b)
............... 235 8,170,399
JPMorgan Structured Products BV (Yum!
Brands, Inc.), 8.22%, 05/04/23
(b)
...... 33 4,546,683
Royal Bank of Canada (McDonald's Corp.),
6.99%, 07/26/23
(b)
................ 80 23,583,853
SGA Societe Generale Acceptance NV
(Domino's Pizza, Inc.), 13.10%, 07/20/23 10 3,044,594
SGA Societe Generale Acceptance NV (Hilton
Worldwide Holdings, Inc.)
12.11%, 05/03/23
(b)
............... 36 5,141,358
13.17%, 07/27/23 ................ 37 5,258,922
Societe Generale SA (Flight Centre Travel
Group Ltd), 16.24%, 05/04/23
(b)
....... 27 5,600,049
64,271,751
Household Durables — 0.1%
(b)
Citigroup, Inc. (Sony Group Corp.),
16.08%, 06/29/23 ................ 37 3,330,434
Nomura Holdings, Inc. (Newell Brands, Inc.),
32.68%, 06/02/23 ................ 212 2,559,420
Royal Bank of Canada (NVR, Inc.),
9.77%, 07/25/23 ................. —
(o)
1,617,322
7,507,176
Household Products — 0.0%
BNP Paribas SA (Reckitt Benckiser Group plc),
12.90%, 07/10/23
(b)
............... GBP 23 1,906,103
Industrial Conglomerates — 0.0%
HSBC Bank plc (Siemens AG),
19.40%, 05/18/23
(b)
............... EUR 11 1,708,296
Industrial REITs — 0.0%
SGA Societe Generale Acceptance NV
(Prologis, Inc.), 12.50%, 06/01/23 ..... USD 14 1,767,318
Insurance — 0.2%
BNP Paribas SA (Prudential plc),
19.94%, 07/10/23
(b)
............... GBP 279 4,086,619
JPMorgan Structured Products BV (American
International Group, Inc.), 14.84%, 06/26/23
(b)
........................... USD 112 5,915,346
JPMorgan Structured Products BV (Chubb Ltd),
11.68%, 07/26/23
(c)
............... 31 6,255,057
JPMorgan Structured Products BV (Fidelity
National Financial, Inc.), 26.89%, 06/26/23
(b)
........................... 153 5,405,232
Mizuho Markets Cayman LP (Willis Towers
Watson plc), 19.45%, 05/04/23
(b)
...... 17 4,025,939
Royal Bank of Canada (Travelers Cos, Inc.
(The)), 6.68%, 06/02/23
(b)
........... 25 4,608,112
30,296,305
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.3%
(c)
JPMorgan Structured Products BV (Alphabet,
Inc.), 16.85%, 06/22/23
(b)
........... USD 15 $ 1,613,437
JPMorgan Structured Products BV (Meta
Platforms, Inc.)
21.28%, 06/22/23
(b)
............... 11 2,543,118
15.49%, 07/27/23
(b)(c)
.............. 34 8,265,827
SGA Societe Generale Acceptance NV
(Alphabet, Inc.), 14.34%, 07/26/23 ..... 199 21,077,400
33,499,782
IT Services — 0.1%
Royal Bank of Canada (Cognizant Technology
Solutions Corp.), 15.07%, 06/07/23
(b)
... 133 7,920,223
Life Sciences Tools & Services — 0.3%
BNP Paribas SA (Thermo Fisher Scientific,
Inc.), 12.66%, 07/28/23
(b)
........... 24 13,083,865
Nomura Holdings, Inc. (Charles River
Laboratories International, Inc.),
11.24%, 05/04/23 ................ 48 9,010,034
Royal Bank of Canada (Danaher Corp.),
12.17%, 07/21/23
(b)
............... 74 17,408,000
39,501,899
Machinery — 1.4%
Barclays Bank plc (Caterpillar, Inc.),
15.27%, 08/02/23 ................ 24 5,253,860
Barclays Bank plc (PACCAR, Inc.),
13.30%, 07/26/23 ................ 63 4,719,550
BMO Capital Markets Corp. (Parker-Hannifin
Corp.), 10.66%, 05/05/23
(b)
.......... 18 5,968,326
BNP Paribas SA (Otis Worldwide Corp.),
10.88%, 07/27/23
(b)
............... 37 3,138,480
Mizuho Markets Cayman LP (Deere & Co.),
12.50%, 05/18/23
(b)
............... 12 4,631,826
Royal Bank of Canada (Spirax-Sarco
Engineering plc)
5.77%, 05/01/23
(b)
................ 6 24,108,191
9.19%, 05/03/23
(b)
................ 6 24,150,092
6.06%, 05/09/23
(b)
................ 7 30,310,395
5.72%, 05/16/23
(b)
................ 6 23,856,608
4.67%, 05/19/23
(b)
................ 6 23,295,607
5.56%, 05/25/23
(b)
................ 2 8,825,331
5.37%, 06/01/23
(b)
................ 6 23,301,541
181,559,807
Media — 0.1%
BNP Paribas SA (Comcast Corp.)
16.77%, 06/14/23
(b)
............... 183 7,171,479
11.96%, 07/28/23
(b)
............... 195 7,766,084
Goldman Sachs International (Fox Corp.),
17.81%, 06/22/23
(b)
............... 62 2,073,530
17,011,093
Metals & Mining — 0.0%
SGA Societe Generale Acceptance NV (Nucor
Corp.), 11.44%, 06/05/23 ........... 22 3,322,211
Multi-Utilities — 0.1%
(b)
BMO Capital Markets Corp. (Sempra Energy),
15.38%, 06/26/23 ................ 15 2,355,610
SGA Societe Generale Acceptance NV
(Public Service Enterprise Group, Inc.),
19.88%, 06/12/23 ................ 58 3,672,771
6,028,381

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.3%
Barclays Bank plc (Devon Energy Corp.),
24.05%, 05/02/23
(b)
............... USD 168 $ 8,975,582
BNP Paribas SA (Kosmos Energy Ltd),
32.44%, 06/26/23
(b)
............... 247 1,619,708
JPMorgan Structured Products BV (Hess
Corp.), 16.59%, 07/27/23
(c)
.......... 18 2,600,214
JPMorgan Structured Products BV (Valero
Energy Corp.), 20.69%, 07/28/23
(b)(c)
... 18 2,071,636
Nomura Holdings, Inc. (ConocoPhillips),
17.51%, 06/14/23
(b)
............... 17 1,714,573
Royal Bank of Canada (Marathon Petroleum
Corp.), 19.02%, 05/02/23
(b)
.......... 77 9,390,963
Royal Bank of Canada (Shell plc),
18.08%, 05/18/23
(b)
............... GBP 112 3,382,946
Royal Bank of Canada (Williams Cos, Inc.
(The)), 23.00%, 05/04/23
(b)
.......... USD 95 2,834,359
32,589,981
Personal Care Products — 0.0%
BNP Paribas SA (Unilever plc),
15.57%, 06/26/23
(b)
............... 76 4,146,439
Pharmaceuticals — 0.4%
Barclays Bank plc (Bayer AG),
34.57%, 05/25/23
(b)
............... EUR 98 6,307,857
Barclays Bank plc (Sanofi), 13.12%, 05/25/23
(b)
68 7,435,126
BNP Paribas SA (Eli Lilly & Co.),
16.98%, 06/14/23
(b)
............... USD 5 1,832,695
Royal Bank of Canada (AstraZeneca plc),
20.32%, 05/18/23
(b)
............... GBP 40 5,618,583
SGA Societe Generale Acceptance NV (Bristol-
Myers Squibb Co.), 12.08%, 07/27/23 .. USD 154 10,321,986
SGA Societe Generale Acceptance NV (Merck
KGaA), 10.76%, 07/31/23 .......... 137 15,718,037
SGA Societe Generale Acceptance NV (Novo
Nordisk A/S), 19.56%, 05/04/23
(b)
..... 13 1,903,799
49,138,083
Professional Services — 0.1%
(b)
Goldman Sachs International (SS&C
Technologies Holdings, Inc.),
16.43%, 06/22/23 ................ 124 7,111,178
Mizuho Markets Cayman LP (Robert Half
International, Inc.), 20.70%, 05/15/23 ... 12 869,391
SGA Societe Generale Acceptance NV (Leidos
Holdings, Inc.), 14.25%, 06/22/23 ..... 46 4,217,110
12,197,679
Retail REITs — 0.1%
Barclays Bank plc (Simon Property Group,
Inc.), 12.10%, 05/10/23
(b)
........... 79 8,911,625
Semiconductors & Semiconductor Equipment — 0.3%
JPMorgan Structured Products BV (Broadcom,
Inc.), 7.64%, 05/24/23
(b)
............ 18 11,539,053
JPMorgan Structured Products BV (NVIDIA
Corp.), 13.97%, 05/24/23 ........... 43 11,923,576
Mizuho Markets Cayman LP (Applied Materials,
Inc.), 20.00%, 05/18/23
(b)
........... 58 6,605,419
Royal Bank of Canada (Analog Devices, Inc.),
14.97%, 05/18/23
(b)
............... 49 8,876,484
38,944,532
Software — 0.4%
BNP Paribas SA (Palo Alto Networks, Inc.),
13.12%, 05/19/23
(b)
............... 60 11,055,726
BNP Paribas SA (ServiceNow, Inc.),
16.46%, 07/27/23
(b)
............... 18 8,306,531
Security
Par (000)
Par (000) Value
Software (continued)
JPMorgan Structured Products BV (Salesforce,
Inc.), 8.64%, 05/24/23 ............. USD 44 $ 8,832,012
Nomura Bank International plc (Microsoft Corp.)
19.39%, 06/14/23
(b)
............... 18 5,295,723
12.25%, 07/26/23 ................ 70 20,599,990
54,089,982
Specialized REITs — 0.1%
BNP Paribas SA (Public Storage),
10.60%, 05/04/23
(b)
............... 32 9,572,195
Specialty Retail — 0.2%
BMO Capital Markets Corp. (Ross Stores, Inc.),
13.41%, 06/29/23
(b)
............... 16 1,683,843
BNP Paribas SA (AutoZone, Inc.),
10.03%, 05/23/23
(b)
............... 1 3,813,594
BNP Paribas SA (Home Depot, Inc. (The)),
10.17%, 05/17/23
(b)
............... 16 4,770,336
BNP Paribas SA (O'Reilly Automotive, Inc.),
9.39%, 07/27/23
(b)
................ 7 6,196,627
Citigroup, Inc. (Advance Auto Parts, Inc.),
16.23%, 05/23/23
(b)
............... 14 1,834,724
Nomura Holdings, Inc. (TJX Cos, Inc. (The)),
11.62%, 05/18/23 ................ 120 9,380,161
27,679,285
Technology Hardware, Storage & Peripherals — 0.4%
(b)
BNP Paribas SA (Apple, Inc.)
13.80%, 05/01/23
(b)
............... 60 9,765,396
10.50%, 05/19/23
(b)
............... 89 14,969,062
10.32%, 05/31/23
(b)
............... 143 24,089,649
48,824,107
Textiles, Apparel & Luxury Goods — 0.0%
Nomura Holdings, Inc. (Ralph Lauren Corp.),
22.38%, 06/02/23
(b)
............... 24 2,733,999
Tobacco — 0.1%
Merrill Lynch International & Co. (Altria Group,
Inc.), 16.65%, 06/02/23
(b)
........... 43 1,946,630
Royal Bank of Canada (British American
Tobacco plc), 10.94%, 05/25/23
(b)
..... GBP 113 4,119,211
SGA Societe Generale Acceptance NV (Philip
Morris International, Inc.), 6.16%, 06/05/23 USD 91 8,925,685
14,991,526
Trading Companies & Distributors — 0.0%
Merrill Lynch International & Co. (MSC
Industrial Direct Co., Inc.), 22.44%, 06/02/23
(b)
........................... 22 1,921,292
Wireless Telecommunication Services — 0.1%
(b)
Royal Bank of Canada (Rogers
Communications, Inc.), 13.20%, 06/07/23 CAD 48 2,345,201
Royal Bank of Canada (Vodafone Group plc),
20.72%, 05/25/23 ................ GBP 3,883 4,506,919
6,852,120
Total Equity-Linked Notes — 9.5%
(Cost: $1,211,868,354) ........................... 1,221,162,629

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.40%
,
 05/25/28 ........... USD 3,010 $ 2,668,419
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.25%), 9.40%
,
 05/25/28 .......... 550 487,934
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. LIBOR USD at 0.50% Floor
+ 3.50%), 8.56%
,
 08/03/29 .......... 602 586,050
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.50%),
8.58%
,
 04/06/26 ................. 2,381 2,335,055
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 3.50%),
8.58%
,
 04/06/26 ................. 1,280 1,255,181
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.83%
,
 02/01/28 ................. 1,930 1,887,805
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.65%
,
 02/01/29 ................ 1,118 1,069,315
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.15%
,
 08/24/28 ..... 2,472 2,468,302
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.15%
,
 02/22/27 .. 937 937,291
13,695,352
Automobile Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.35%
,
 04/10/28 .. 594 593,801
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
8.80%
,
 05/06/30 ................. 4,014 4,002,624
Clarios Global LP, Term Loan, 05/06/30
(p)
... 2,631 2,626,606
7,223,031
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.48%
,
 12/14/27
(a)
.......... 1,930 1,920,620
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.25%
,
 01/24/29 ................. 5,333 4,735,651
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.00%
,
 01/24/30 ................ 1,845 1,383,750
6,119,401
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. LIBOR USD at 0.50%
Floor + 3.25%), 8.31%
,
 11/24/28 ...... 1,588 1,581,725
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.30%
,
 06/30/27 ................ 1,674 1,413,559
Pug LLC, Term Loan B, (1-mo. LIBOR USD +
3.50%), 8.52%
,
 02/12/27 ........... 3,700 2,917,149
Pug LLC, Term Loan B2, (1-mo. LIBOR USD at
0.50% Floor + 4.25%), 9.27%
,
 02/12/27
(f)
. 430 340,052
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 2.50%), 7.48%
,
 02/28/30
(f)
. 630 629,213
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.76%
,
 12/21/27
(f)
................ USD 685 $ 661,044
7,542,742
Building Products — 0.0%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.33%
,
 05/13/29 600 598,747
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.24%
,
 04/12/28 ........... 341 307,593
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
4.25% - 8.58%
,
 11/23/27 ............ 1,843 1,665,889
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.58%
,
 10/02/28 ........... 809 762,269
CP Iris Holdco I, Inc., Delayed Draw 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 0.00%), 3.50% -
8.65%
,
 10/02/28 ................. 5 4,317
Jeld-Wen, Inc., Term Loan, (1-mo. LIBOR USD
+ 2.25%), 7.27%
,
 07/28/28 .......... 996 987,611
Wilsonart LLC, Term Loan E, (6-mo.
LIBOR USD at 1.00% Floor + 3.25%),
8.46%
,
 12/31/26 ................. 2,461 2,385,374
6,711,800
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.52%
,
 07/31/26 ................. 1,439 1,428,785
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
7.90%
,
 12/20/29 ................. 1,182 1,184,022
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.52%, 07/24/26 ............... 1,660 1,584,622
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.73%, 07/24/26 ......... 780 744,440
Castlelake Aviation One DAC, Term Loan
(3-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.62%, 10/22/26 ......... 1,591 1,577,114
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.78%, 10/22/27 ......... 701 691,165
CML Paradise Plaza, Term Loan, (1-mo. LIBOR
USD at 0.15% Floor + 0.00%), 0.00% -
8.36%
,
 12/09/26
(f)
................ 9,638 9,334,697
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.48%
,
 06/30/28 ........... 1,617 1,594,960
Greenhill & Co., Inc., Term Loan, (3-mo. LIBOR
USD + 3.25%), 8.20%
,
 04/12/24 ...... 968 945,009
Ion Trading Finance Ltd., Term Loan, (3-mo.
LIBOR USD + 4.75%), 9.91%
,
 04/01/28 . 715 689,203
Mercury Borrower, Inc., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 3.50%),
8.56%
,
 08/02/28 ................. 2,317 2,258,699
Mercury Borrower, Inc., 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
6.50%), 11.63%
,
 08/02/29 ........... 556 496,915
22,529,631

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.77%
,
 09/30/28 ................. USD 1,283 $ 1,167,200
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.02%
,
 11/24/27
(f)
........... 941 931,463
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 2,533 2,501,911
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.91%
,
 12/29/27 ........... 761 575,947
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 9.28%
,
 10/04/29 ...... 1,708 1,633,725
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.65%
,
 06/09/28 ........... 1,627 1,620,229
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
6.98%
,
 01/31/26 ................. 2,197 2,192,849
HB Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.48%
,
 02/15/30 ................. 323 324,211
Herens Holdco SARL, Facility Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 3.93%),
9.08%
,
 07/03/28 ................. 1,387 1,274,194
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.58%
,
 02/18/30 ................. 638 636,137
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.60%
,
 10/15/28 ................. 1,916 1,854,365
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.60%
,
 06/30/27 ................. 1,006 993,709
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
7.66%
,
 03/02/26 ................. 1,769 1,765,831
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.48%
,
 03/29/28 ................. 2,100 2,090,823
Oxea Holding Vier GMBH, Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.39%
,
 10/14/24 ................. 1,875 1,822,831
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.38%
,
 08/02/28 ........... 1,309 1,289,358
WR Grace Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.94%
,
 09/22/28 ................. 1,621 1,620,395
24,295,178
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.83%
,
 05/12/28 ................. 3,417 3,292,348
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.76% -
9.03%
,
 02/15/29 ................. 1,391 1,332,347
Aramark Intermediate HoldCo Corp., Term
Loan B3, (1-mo. LIBOR USD + 1.75%),
6.77%
,
 03/11/25 ................. 1,402 1,395,168
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Asplundh Tree Expert LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.77%
,
 09/07/27 . USD 2,260 $ 2,248,645
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.48%
,
 11/30/28 ................. 1,881 1,870,029
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.48%
,
 11/30/28 ................. 142 141,492
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.15%
,
 05/31/27 ................. 1,267 1,266,679
LABL, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.08%
,
 10/29/28 ................ 663 653,026
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.27% - 9.52%
,
 12/15/28 ...... 1,176 963,152
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. LIBOR USD at 0.75%
Floor + 2.75%), 7.84%
,
 09/23/26 ...... 1,944 1,939,771
Tempo Acquisition LLC, Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.98%
,
 08/31/28 ................. 5,094 5,085,617
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.08%
,
 11/02/27 ................. 2,098 1,929,000
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.10%
,
 07/30/28 ................ 1,328 1,276,198
23,393,472
Communications Equipment — 0.0%
(a)
Ciena Corp., Term Loan, (1-mo. CME Term
SOFR + 2.50%), 7.44%
,
 01/18/30 ..... 235 234,706
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.60%
,
 03/02/29 ................. 1,803 1,743,880
1,978,586
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.25%),
9.14% - 9.41%
,
 06/21/24 ........... 1,387 1,302,662
Hilton Washington Dupont Hotel, Term Loan,
(1-mo. LIBOR USD at 1.00% Floor +
0.00%), 7.35%
,
 04/25/23
(f)
........... 14,529 13,978,828
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.10%
,
 01/21/28 ..... 981 976,084
USIC Holdings, Inc., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.50%),
8.52%
,
 05/12/28 ................. 1,671 1,636,511
17,894,085
Construction Materials — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.08%
,
 01/15/27 ........... 1,619 1,609,982
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.98%
,
 03/08/29 ................ 746 640,917
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.50%
,
 04/29/29 ................. 1,179 1,138,138

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.33%
,
 09/22/28 ........... USD 1,279 $ 1,275,246
4,664,283
Consumer Staples Distribution & Retail — 0.1%
(a)
Cml Project Horizons, Term Loan, (3-mo.
LIBOR GBP + 4.34%), 4.34%
,
 01/01/30 . GBP 10,046 12,562,008
US Foods, Inc., Term Loan B
(1-mo. LIBOR USD + 2.00%),
7.02%, 09/13/26 ............... USD 1,682 1,676,395
(1-mo. CME Term SOFR + 2.75%),
7.77%, 11/22/28 ............... 961 961,120
15,199,523
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.85%
,
 12/01/27 ...... 3,485 3,435,238
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
8.99%
,
 08/14/26 ................. 1,091 1,087,083
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.35%
,
 02/05/26 ................. 907 904,019
Pregis TopCo LLC, 1st Lien Term Loan,
07/31/26
(p)
..................... 330 324,040
Trident TPI Holdings, Inc., Term Loan B3, (3-
mo. LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 09/15/28 ................. 1,351 1,310,748
7,061,128
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
9.02%
,
 10/28/27
(a)
................ 1,450 1,360,867
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.58%
,
 12/11/28 ............ 1,007 917,983
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.83%
,
 12/10/29 ........... 1,629 1,411,121
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.35%
,
 11/24/28
(f)
..... 1,645 1,640,615
Sotheby's, Term Loan, (3-mo. LIBOR USD at
0.50% Floor + 4.50%), 9.76%
,
 01/15/27 . 3,091 3,083,998
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
8.90%
,
 07/30/25 ................. 990 979,344
Veritas US, Inc., Term Loan B, (1-mo.
LIBOR USD at 1.00% Floor + 5.00%),
10.02%
,
 09/01/25 ................ 3,453 2,646,692
Wand Newco 3, Inc., 1st Lien Term Loan B1, (1-
mo. LIBOR USD + 2.75%), 7.77%
,
 02/05/26 2,615 2,559,395
WCG Purchaser Corp., 1st Lien Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.00%),
8.95%
,
 01/08/27 ................. 1,318 1,256,128
14,495,276
Diversified REITs — 0.0%
RHP Hotel Properties LP, Term Loan B, (1-mo.
LIBOR USD + 2.00%), 7.03%
,
 05/11/24
(a)
2,229 2,222,515
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.01%, 07/15/25 ............... USD 937 $ 925,932
(3-mo. LIBOR USD + 2.75%),
8.01%, 01/31/26 ............... 460 455,239
Connect Finco SARL, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.53%
,
 12/11/26 ................. 5,635 5,599,512
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.60%
,
 10/02/27 .......... 1,328 1,128,363
Frontier Communications Holdings LLC, Term
Loan B, (1-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.81%
,
 05/01/28 .......... 1,338 1,275,136
Iridium Satellite LLC, Term Loan B2, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.58%
,
 11/04/26 ................. 2,072 2,067,925
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
6.85%
,
 03/01/27 ................. 1,520 1,295,086
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.35%
,
 03/15/27 ................. 2,149 1,454,532
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.25%),
9.20% - 9.27%
,
 09/01/28 ........... 1,173 938,508
Radiate Holdco LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.27%
,
 09/25/26 ................. 3,122 2,573,422
Virgin Media Bristol LLC, Facility Term
Loan N, (1-mo. LIBOR USD + 2.50%),
7.45%
,
 01/31/28 ................. 462 454,345
Virgin Media Bristol LLC, Facility Term
Loan Q, (1-mo. LIBOR USD + 3.25%),
8.20%
,
 01/31/29 ................. 795 786,390
Zayo Group Holdings, Inc., Term Loan, (1-mo.
LIBOR USD + 3.00%), 8.02%
,
 03/09/27 . 4,819 3,904,294
22,858,684
Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, Term
Loan B, (1-mo. LIBOR USD + 2.00%),
7.02%
,
 01/15/25
(a)
................ 779 777,406
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
4.75%), 9.91%
,
 06/23/28 ........... 1,663 1,588,561
Graftech International Ltd., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
8.02%
,
 02/12/25 ................. 545 542,966
2,131,527
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.85%
,
 07/02/29
(a)
................ 1,242 1,235,446
Energy Equipment & Services — 0.0%
(a)
Lealand Finance Co. BV, Term Loan
(1-mo. LIBOR USD + 3.00%),
8.02%, 06/28/24 ............... 41 27,724
(1-mo. LIBOR USD + 1.00%),
6.02%, 06/30/25 ............... 406 267,244

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.40%
,
 10/05/28 . USD 2,962 $ 2,926,686
3,221,654
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
7.95%
,
 04/22/26 ................. 1,781 1,359,691
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.15%
,
 03/08/30 ........... 1,043 1,030,828
City Football Group Ltd., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.00%),
8.27%
,
 07/21/28 ................. 2,014 1,958,691
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.48%
,
 11/27/28 ................. 1,582 1,577,064
Formula One Management Ltd., 1st Lien
Facility Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.23%
,
 01/15/30 ................. 1,308 1,308,981
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.80%
,
 10/19/26 ................. 4,454 4,394,394
NASCAR Holdings LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.60%
,
 10/19/26 ................. 407 406,796
Playtika Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 2.75%), 7.77%
,
 03/13/28 . 1,942 1,927,239
SMG US Midco 2, Inc., 1st Lien Term Loan, (3-
mo. LIBOR USD + 2.50%), 7.77%
,
 01/23/25 1,315 1,305,822
UFC Holdings LLC, 1st Lien Term Loan B3, (3-
mo. LIBOR USD at 0.75% Floor + 2.75%),
8.05%
,
 04/29/26 ................. 1,637 1,631,815
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. LIBOR USD
+ 2.75%), 7.78%
,
 05/18/25 .......... 3,290 3,279,287
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 7.15%
,
 01/20/28 . 2,952 2,941,153
23,121,761
Financial Services — 1.1%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, 12/21/28
(p)
........... 145 142,286
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.49%
,
 08/15/28 . 1,780 1,671,069
Belron Finance LLC, Term Loan, (3-mo. LIBOR
USD + 2.25%), 7.56%
,
 10/30/26 ...... 1,289 1,285,866
Belron Finance US LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.83%
,
 04/18/29 ................. 473 471,818
Belron Group SA, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.43%),
7.80%
,
 04/13/28 ................. 786 783,427
CML Hyatt Lost Pines, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 0.00%),
8.01%
,
 09/09/26
(f)
................ 10,600 10,378,682
CML La Quinta Resort, Term Loan, (1-
mo. LIBOR USD + 0.00%), 0.00% -
7.59%
,
 12/09/26
(f)
................ 8,890 8,606,301
CML ST Regis Aspen, Term Loan, (1-mo.
LIBOR USD at 0.10% Floor + 0.00%),
0.00% - 7.73%
,
 01/01/28
(f)
........... 12,450 11,969,992
Security
Par (000)
Par (000) Value
Financial Services (continued)
Colorado Plaza, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00%
,
 05/15/24
(e)(f)(l)
.... USD 7,906 $ 3,969,883
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.65%
,
 04/09/27 ...... 6,027 5,813,003
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 11.91%
,
 04/07/28 ........... 1,440 1,322,395
Houston Center, Term Loan, (1-mo. LIBOR
USD + 0.00%), 6.78%
,
 01/09/24
(f)
...... 42,968 34,081,110
Lions Gate Capital Holdings LLC, Term
Loan B, (1-mo. LIBOR USD + 2.25%),
7.27%
,
 03/24/25 ................. 2,429 2,391,405
Park Avenue Tower, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00% - 7.69%
,
 04/09/23
(f)
31,471 29,039,109
Sheraton Austin, Term Loan, (1-mo. LIBOR
USD at 0.25% Floor + 0.00%), 0.00% -
8.33%
,
 06/01/24
(f)
................ 8,491 8,196,201
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.02%
,
 12/11/26 ...... 3,147 3,048,656
The Vinoy St. Petersburg, Term Loan, (1-mo.
CME Term SOFR at 0.39% Floor + 0.00%),
0.00% - 7.40%
,
 06/09/26
(f)
........... 11,528 11,032,032
Travelport Finance SARL, 1st Lien Term
Loan, (3-mo. LIBOR USD + 5.00%),
13.08%
,
 05/29/26 ................ 1,339 826,239
UPC Financing Partnership, Facility Term
Loan AX, (1-mo. LIBOR USD + 2.93%),
7.87%
,
 01/31/29 ................. 646 637,325
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.35%
,
 03/31/28 ..... 1,029 1,025,790
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.73%
,
 10/19/27 ........... 1,637 1,620,626
138,313,215
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.85%
,
 10/01/25 ........... 1,797 1,577,981
B&G Foods, Inc., Term Loan B4, (1-mo. LIBOR
USD + 2.50%), 7.52%
,
 10/10/26 ...... 179 172,672
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.60%
,
 10/25/27 ................. 4,000 3,978,763
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (3-mo. LIBOR USD + 2.25%),
7.41%
,
 01/29/27 ................. 3,994 3,940,898
H-Food Holdings LLC, Term Loan, (1-mo.
LIBOR USD + 3.69%), 8.71%
,
 05/23/25 . 609 474,810
Hostess Brands LLC, 1st Lien Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 2.25%),
7.52%
,
 08/03/25 ................. 1,507 1,504,310
Nomad Foods Ltd., Facility Term Loan B2,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 11/12/29 ............ 798 796,886
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.77%
,
 06/08/28 ........... 2,353 2,318,434
Triton Water Holdings, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.66%
,
 03/31/28 ........... 2,744 2,596,184

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Food Products (continued)
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.10%
,
 01/20/28 ................. USD 2,908 $ 2,896,718
20,257,656
Ground Transportation — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.62%
,
 04/06/28 ...... 502 480,583
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
6.85%
,
 08/06/27 ................. 1,126 1,114,770
Uber Technologies, Inc., Term Loan, 7.66% -
7.87%
,
 03/03/30 ................. 2,254 2,245,896
3,841,249
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.27%
,
 11/03/28 ................. 2,638 2,556,498
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD + 4.50%), 9.66%
,
 03/05/26 . 847 763,060
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.35%
,
 05/04/28 ................. 887 885,645
Medline Borrower LP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.27%
,
 10/23/28 ................. 5,249 5,090,902
9,296,105
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.27%
,
 09/29/28 ........... 1,623 1,611,978
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.46%
,
 11/08/27 ............ 1,588 1,571,374
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.10%
,
 11/01/28 ................. 2,296 2,272,023
Envision Healthcare Corp., Term Loan
(3-mo. CME Term SOFR at 1.00% Floor +
4.25%), 9.15%, 03/31/27 ......... 1,843 190,423
(3-mo. CME Term SOFR at 1.00% Floor +
7.88%), 12.92%, 03/31/27 ......... 352 277,016
EyeCare Partners LLC, 1st Lien Term Loan
(1-mo. LIBOR USD + 3.75%),
8.77%, 02/18/27 ............... 1,333 1,084,530
(1-mo. LIBOR USD at 0.50% Floor +
3.75%), 8.77%, 11/15/28 .......... 415 335,621
EyeCare Partners LLC, 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
6.75%), 11.77%
,
 11/15/29 ........... 611 460,590
MED ParentCo. LP, 1st Lien Term Loan, (1-mo.
LIBOR USD + 4.25%), 9.27%
,
 08/31/26 . 1,843 1,684,934
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.24%
,
 11/01/28 ...... 1,326 1,273,249
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 11.99%
,
 11/01/29 ...... 404 366,125
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.77%
,
 10/27/28 ........... 1,609 1,607,258
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
PetVet Care Centers LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.52%
,
 02/14/25 ........... USD 73 $ 70,451
Surgery Center Holdings, Inc., Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.70%
,
 08/31/26 ................. 604 602,325
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.31%
,
 05/16/29 ................. 348 347,824
13,755,721
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(p)
................. 392 367,005
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.46%
,
 02/15/29 ................. 3,193 2,987,478
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 06/02/28 ................. 4,387 4,060,039
Verscend Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 4.00%), 9.02%
,
 08/27/25 . 2,730 2,725,285
10,139,807
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.77%
,
 11/19/26 ................. 2,961 2,926,031
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD + 3.75%),
8.77%
,
 02/02/26 ................. 1,355 1,274,860
Bally's Corp., Facility Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.20%
,
 10/02/28 ................. 998 959,882
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.33%
,
 02/06/30 ........... 1,232 1,225,840
Carnival Corp., Term Loan, (1-mo. LIBOR USD
at 0.75% Floor + 3.00%), 8.02%
,
 06/30/25 2,315 2,298,028
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.08%
,
 03/17/28 ................. 1,667 1,662,039
CML Lake Tahoe Resort Hotel, Term Loan,
(1-mo. LIBOR USD + 0.00%), 0.00% -
7.61%
,
 10/25/26
(f)
................ 5,520 5,322,863
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.98%
,
 01/27/29 ........... 5,269 5,121,201
Flutter Entertainment plc, Term Loan, (3-mo.
LIBOR USD + 2.25%), 7.41%
,
 07/21/26 . 2,060 2,056,231
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.41%
,
 07/22/28 ................. 1,943 1,944,459
Four Seasons Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.33%
,
 11/30/29 ............ 3,678 3,685,459
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
6.82%
,
 06/22/26 ................. 3,294 3,286,721
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.08%
,
 12/15/27 ................. 2,961 2,909,970

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Light and Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.98%
,
 04/14/29 ........... USD 1,376 $ 1,369,704
Packers Holdings LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.24%
,
 03/09/28 ................. 1,119 550,360
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.83%
,
 05/03/29 ........... 1,944 1,933,814
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.14%
,
 01/05/29 ................. 485 483,709
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.00%), 8.06%
,
 08/25/28 ........... 1,114 1,108,125
Station Casinos LLC, Facility Term Loan B1, (1-
mo. LIBOR USD at 0.25% Floor + 2.25%),
7.28%
,
 02/08/27 ................. 2,377 2,351,153
Whatabrands LLC, Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.27%
,
 08/03/28 ................. 2,541 2,509,719
Wyndham Hotels & Resorts, Inc., Term
Loan B, (1-mo. LIBOR USD + 1.75%),
6.77%
,
 05/30/25 ................. 913 911,977
45,892,145
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.25%),
9.41%
,
 05/17/28 ................. 1,617 1,277,661
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.37%
,
 02/26/29
(f)
........... 2,917 2,647,573
Serta Simmons Bedding LLC, Term Loan, (1-
mo. LIBOR USD at 1.00% Floor + 7.50%),
0.00%
,
 08/10/23 ................. 946 946,102
SWF Holdings I Corp., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 4.00%),
9.01%
,
 10/06/28 ................. 1,144 964,161
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.27%
,
 10/30/27 ........... 3,089 2,746,541
8,582,038
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%), 7.85%
- 8.06%
,
 09/29/28 ................ 1,862 1,858,939
Energizer Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.33%
,
 12/22/27 ................. 641 636,265
Spectrum Brands, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.00%),
6.96%
,
 03/03/28 ................. 836 827,578
3,322,782
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.46%
,
 12/15/27
(a)
.......... 1,477 1,468,803
Security
Par (000)
Par (000) Value
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.51%
,
 11/05/27 ............ USD 1,996 $ 1,977,035
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.38%
,
 11/05/27 .......... 4,099 4,061,479
AmWINS Group, Inc., Term Loan
(1-mo. LIBOR USD at 0.75% Floor +
2.25%), 7.27%, 02/19/28 ......... 2,401 2,372,713
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.83%, 02/19/28 ......... 481 478,391
AssuredPartners, Inc., Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.52%, 02/12/27 ......... 3,765 3,698,780
Hub International Ltd., Term Loan
(2-mo. LIBOR USD + 3.00%), 8.02% -
8.16%, 04/25/25 ............... 1,594 1,590,347
(3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.73%, 11/10/29 .......... 657 655,637
Hub International Ltd., Term Loan B3, (2-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.23% - 8.41%
,
 04/25/25 ........... 4,727 4,715,492
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.08%
,
 09/01/27 ................. 2,245 2,238,868
USI, Inc., Term Loan
(3-mo. LIBOR USD + 3.25%),
8.41%, 12/02/26 ............... 782 780,823
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.65%, 11/22/29 .......... 2,887 2,878,224
25,447,789
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
LIBOR USD at 0.75% Floor + 2.75%),
7.91%
,
 06/26/28 ................. 1,576 1,576,143
Camelot US Acquisition 1 Co., Term Loan
(1-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.02%, 10/30/26 ......... 4,111 4,103,691
GoodRx, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD + 2.75%), 7.77%
,
 10/10/25 . 654 647,897
Grab Holdings, Inc., Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 4.50%),
9.53%
,
 01/29/26 ................. 1,048 1,043,665
7,371,396
IT Services — 0.1%
(a)
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
LIBOR USD + 5.25%), 10.27%
,
 01/31/28 . 1,906 1,594,693
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
LIBOR USD + 5.25%), 10.27%
,
 01/20/29 . 1,418 1,171,325
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.33%
,
 08/19/28 ..... 207 192,096
Asurion LLC, Term Loan B8, (1-mo. LIBOR
USD + 3.25%), 8.27%
,
 12/23/26 ...... 1,491 1,390,192
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.75%), 12.83%
,
 07/31/28 ........... 1,398 1,389,039
Epicor Software Corp., Term Loan C, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.27%
,
 07/30/27 ................. 1,108 1,093,565
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.00%
,
 10/01/27 ........... 2,633 2,532,741

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
IT Services (continued)
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.23%
,
 11/09/29 ................. USD 1,402 $ 1,402,485
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. LIBOR USD + 2.00%),
7.02%
,
 08/10/27 ................. 1,577 1,572,948
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.73%
,
 02/24/28 ........... 3,684 3,638,315
Venga Finance SARL, Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
9.70%
,
 06/28/29 ................. 1,023 971,272
16,948,671
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.99%
,
 12/01/28 ........... 1,102 1,021,304
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.58%
,
 03/15/30 ................. 1,144 1,142,570
2,163,874
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.33%
,
 11/08/27 ................. 1,732 1,728,701
Catalent Pharma Solutions, Inc., Term Loan
B3, (1-mo. LIBOR USD at 0.50% Floor +
2.00%), 7.06%
,
 02/22/28 ........... 2,227 2,205,123
Curia Global, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.83% - 8.90%
,
 08/30/26 ........... 200 173,396
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 9.60%
,
 02/04/27 ...... 1,934 1,827,997
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.41%, 07/03/28 ......... 3,058 3,055,511
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.03%
,
 10/19/27 ........... 2,264 2,259,879
Parexel International, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.27%
,
 11/15/28 ............ 3,258 3,199,363
14,449,970
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 5.25%),
10.52%
,
 08/17/26 ................ 1,463 1,434,198
Columbus McKinnon Corp., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.94%
,
 05/14/28 ................. 362 360,927
Filtration Group Corp., Term Loan
(1-mo. LIBOR USD + 3.00%),
8.02%, 03/31/25 ............... 1,972 1,968,049
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.52%, 10/21/28 ......... 1,626 1,608,233
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
6.83%
,
 03/01/27 ................. 1,097 1,090,864
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.58%
,
 03/31/27 ................. 2,362 2,351,465
Security
Par (000)
Par (000) Value
Machinery (continued)
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. LIBOR USD + 3.00%),
8.15%
,
 03/28/25 ................. USD 3,258 $ 3,116,269
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.40%
,
 11/22/29 ................. 1,633 1,621,520
Ingersoll-Rand Services Co., Term Loan
B1, (1-mo. CME Term SOFR + 1.75%),
6.83%
,
 03/01/27 ................. 2,260 2,247,844
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 2,324 2,232,893
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.58%
,
 04/05/29 ................. 1,758 1,693,715
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.60%
,
 07/30/27 ........... 2,921 2,847,807
Vertiv Group Corp., Term Loan B, (1-mo.
LIBOR USD + 2.75%), 7.81%
,
 03/02/27 . 2,602 2,572,557
25,146,341
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.60%
,
 03/03/25
(a)
.......... 1,399 1,334,907
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(q)
............... 1,132 1,173,197
Cable One, Inc., Term Loan B4, (1-mo. LIBOR
USD + 2.00%), 7.02%
,
 05/03/28
(a)
..... 1,225 1,191,791
Charter Communications Operating LLC, Term
Loan B1, (3-mo. CME Term SOFR + 1.75%),
6.73% - 6.80%
,
 04/30/25
(a)
.......... 1,565 1,561,972
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.60% - 8.81%
,
 08/21/26
(a)
.......... 3,107 2,923,334
CMG Media Corp., 1st Lien Term Loan
B, (3-mo. LIBOR USD + 3.50%),
8.66%
,
 12/17/26
(a)
................ 1,030 883,424
Cogeco Communications Finance LP, Term
Loan B, (1-mo. LIBOR USD at 0.50% Floor
+ 2.50%), 7.52%
,
 09/01/28
(a)
......... 1,620 1,591,577
CSC Holdings LLC, Term Loan
(a)
(1-mo. LIBOR USD + 2.25%),
7.20%, 07/17/25 ............... 1,013 965,019
(1-mo. LIBOR USD + 2.50%),
7.45%, 04/15/27 ............... 1,837 1,619,503
DirecTV Financing LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 5.00%),
10.02%
,
 08/02/27
(a)
............... 2,348 2,250,112
Eagle Broadband Investments LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.19%
,
 11/12/27
(a)
.......... 658 633,775
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.28%
,
 12/01/23
(a)
.......... 1,635 1,199,055
Midcontinent Communications, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.73%
,
 08/15/26
(a)(f)
............... 1,168 1,163,413
Nexstar Media, Inc., Term Loan B4, (1-mo.
LIBOR USD + 2.50%), 7.52%
,
 09/18/26
(a)
509 507,804
Sinclair Television Group, Inc., Term Loan
B3, (1-mo. LIBOR USD + 3.00%),
8.03%
,
 04/01/28
(a)
................ 674 570,980

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Media (continued)
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.05%
,
 05/11/29
(a)(f)
............... USD 1,522 $ 1,506,288
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. LIBOR USD + 2.50%),
7.45%
,
 04/30/28
(a)
................ 1,197 1,173,814
22,249,965
Metals & Mining — 0.0%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.16%
,
 03/08/24
(a)
.......... 4,641 4,178,690
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (3-mo. LIBOR USD at
1.00% Floor + 9.00%), 14.21%
,
 11/01/25 . 2,183 2,311,251
Freeport LNG investments LLLP, Term Loan
B, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.75%
,
 12/21/28 ........... 3,956 3,835,987
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.55%
,
 09/19/29 ........... 319 317,000
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.91%
,
 10/18/28 ........... 2,576 2,546,100
Murphy Oil USA, Inc., Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 1.75%),
6.77%
,
 01/31/28 ................. 898 898,245
9,908,583
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
10.00%
,
 04/20/28 ................ 2,258 2,270,871
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.37%
,
 08/11/28 .. 2,293 2,285,038
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
6.51%, 01/29/27 ............... 810 787,653
(6-mo. CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... 2,495 2,424,666
Mileage Plus Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 5.25%),
10.21%
,
 06/21/27 ................ 2,801 2,911,515
United AirLines, Inc., Term Loan B, (1-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.77%
,
 04/21/28 ................. 2,471 2,459,783
WestJet Airlines Ltd., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
7.86%
,
 12/11/26 ................. 1,000 944,109
14,083,635
Personal Care Products — 0.0%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.91%
,
 10/01/26
(a)
......... 6,524 6,444,751
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan, (1-
mo. LIBOR USD + 3.50%), 8.56%
,
 05/04/25 1,386 1,292,020
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 5.00%),
9.99%
,
 02/28/28 ................. 886 857,940
Bausch Health Cos., Inc., Term Loan,
02/01/27
(p)
..................... 1,199 965,536
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.84%
,
 08/01/27 ................. USD 2,227 $ 2,161,773
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.52%
,
 05/05/28 ................. 2,624 2,620,416
Organon & Co., Term Loan, (3-mo. LIBOR USD
at 0.50% Floor + 3.00%), 8.00%
,
 06/02/28 1,764 1,760,772
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.33%
,
 04/20/29
(f)
................ 1,092 1,085,385
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.00%
,
 11/18/27
(f)
........... 1,793 1,721,427
12,465,269
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.77%
,
 02/04/28 ................. 1,632 1,628,505
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.56%
,
 06/02/28 ................. 4,224 3,779,851
Dun & Bradstreet Corp. (The), Term Loan, (1-
mo. LIBOR USD + 3.25%), 8.27%
,
 02/06/26 5,943 5,930,373
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.25%
,
 01/18/29 ................. 1,482 1,473,301
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.25%
,
 06/22/29 ...... 720 710,354
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.25%
,
 06/22/29 ................. 1,561 1,539,099
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 6.77%
,
 04/28/28 ........... 1,084 1,070,884
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.73%
,
 04/29/29
(f)
........... 2,418 2,151,886
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
8.77%
,
 07/11/25 ................. 652 649,068
Maximus, Inc., Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 0.00%), 0.00% -
7.23%
,
 05/28/28 ................. 642 641,138
Trans Union LLC, Term Loan B5, (1-mo. LIBOR
USD + 1.75%), 6.77%
,
 11/16/26 ....... 1,504 1,496,781
Trans Union LLC, Term Loan B6, (1-mo.
LIBOR USD at 0.50% Floor + 2.25%),
7.27%
,
 12/01/28 ................. 2,025 2,017,672
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.13%
,
 02/28/27 ..... 2,296 2,259,396
25,348,308
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. LIBOR USD + 2.75%),
7.77%, 08/21/25 ............... 1,124 1,100,520

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.33%, 01/31/30 ......... USD 1,891 $ 1,825,099
2,925,619
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.81%
,
 08/17/29 ................. 1,579 1,569,814
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.40%
,
 12/02/28 ................. 822 815,023
2,384,837
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.40%
,
 09/18/26 ........... 1,190 1,190,655
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.65%
,
 09/17/27 ........... 805 804,332
Boxer Parent Co., Inc., Term Loan, (1-mo.
LIBOR USD + 3.75%), 8.77%
,
 10/02/25 . 1,300 1,283,191
CCC Intelligent Solutions, Inc., Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 2.25%),
7.27%
,
 09/21/28 ................. 2,255 2,244,367
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.15%
,
 07/06/29 ................. 2,249 2,245,943
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.50%
,
 03/30/29 ........... 5,526 5,159,350
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.83%
,
 10/08/28 ................. 666 642,408
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.08%
,
 10/08/29 ................ 1,527 1,346,936
Delta Topco, Inc., 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.16%
,
 12/01/28 ................ 394 356,077
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.08%
,
 09/12/29 ................. 1,414 1,397,537
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.02%
,
 12/01/27 ........... 3,334 3,298,637
Informatica LLC, Term Loan, (1-mo. LIBOR
USD + 2.75%), 7.81%
,
 10/27/28 ...... 3,171 3,156,708
Instructure Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.85%
,
 10/30/28 ................. 1,037 1,032,000
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
10.03%
,
 07/27/28 ................ 1,838 1,543,939
Magenta Buyer LLC, 2nd Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 8.25%),
13.53%
,
 07/27/29 ................ 2,926 2,201,439
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.84%
,
 03/01/29 ................. 2,724 2,564,844
MH Sub I LLC, 1st Lien Term Loan
(1-mo. LIBOR USD at 1.00% Floor +
3.75%), 8.77%, 09/13/24 ......... 3,258 3,239,916
Security
Par (000)
Par (000) Value
Software (continued)
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.23%
,
 02/23/29 ................ USD 2,419 $ 2,236,918
MH SUB I LLC, Term Loan, 04/25/28
(p)
.... 3,965 3,801,444
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.27%
,
 08/31/28 ................. 4,545 4,441,260
RealPage, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
8.02%
,
 04/24/28 ................. 5,305 5,146,798
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.05%
,
 08/01/25 ................. 1,289 1,287,128
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.66%
,
 10/07/27 ................. 2,589 2,552,803
SS&C Technologies Holdings, Inc., Term
Loan B3, (1-mo. LIBOR USD + 1.75%),
6.77%
,
 04/16/25 ................. 954 951,500
SS&C Technologies Holdings, Inc., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.77%
,
 04/16/25 ................. 846 843,744
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.27%, 05/04/26 ......... 665 647,172
(3-mo. CME Term SOFR + 3.75%),
8.90%, 05/04/26 ............... 1,303 1,279,858
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.27%
,
 05/03/27 ................ 1,583 1,518,779
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.81%
,
 07/20/28 ........... 290 287,379
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
7.83%
,
 02/28/30 ................. 388 388,350
59,091,412
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. LIBOR USD + 4.00%),
8.93%, 02/07/25 ............... 1,320 1,273,080
(1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.17%, 03/31/26 ......... 1,453 1,401,847
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.00%), 9.10%
,
 05/04/28 . 2,797 2,746,487
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
8.83%
,
 02/11/28 ................. 2,587 2,573,882
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.08%
,
 08/04/28 ................. 1,672 1,666,847
Restoration Hardware, Inc., Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
2.50%), 7.52%, 10/20/28 ......... 669 618,537
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.33%, 10/20/28 ......... 592 549,547
RVR Dealership Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.97%
,
 02/08/28 ........... 202 175,877
11,006,104

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.58%
,
 02/20/29 ................. USD 1,209 $ 1,206,579
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.73%
,
 03/08/30 ................. 513 510,117
1,716,696
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (6-mo.
CME Term SOFR + 2.50%), 7.60% -
7.69%
,
 07/27/28 ................. 3,574 3,546,451
SRS Distribution, Inc., Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.52%, 06/02/28 ......... 2,836 2,700,402
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.58%, 06/02/28 ......... 679 646,414
TMK Hawk Parent Corp., Term Loan A, (3-mo.
LIBOR USD at 1.00% Floor + 7.50%),
12.46%
,
 05/30/24
(f)
............... 851 823,666
TMK Hawk Parent Corp., Term Loan B, (3-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.46%
,
 08/28/24
(f)
................ 2,028 1,135,683
8,852,616
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 2.75%),
7.77%
,
 09/22/28 ................. 1,299 1,281,722
KKR Apple Bidco LLC, 2nd Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 5.75%),
10.77%
,
 09/21/29 ................ 421 412,580
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.30%
,
 12/15/26
(f)
................ 1,411 1,340,372
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.13%
,
 03/17/30 ................. 348 324,945
3,359,619
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (1-mo. LIBOR USD + 3.25%),
8.27%
,
 05/27/24 ................. 907 817,630
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.85%
,
 04/30/28 ........... 957 948,393
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.78%
,
 04/11/25 .. 1,666 1,663,953
3,429,976
Total Floating Rate Loan Interests — 5.9%
(Cost: $798,515,264) ............................. 765,497,610
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................ 1,640 1,562,408
3.75%, 01/15/31
(b)
................ 1,175 1,083,423
2,645,831
Security
Par (000)
Par (000) Value
China — 0.1%
Industrial & Commercial Bank of China Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.37%),
3.20%
(a)(c)(k)
................... USD 5,020 $ 4,705,623
4,705,623
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ................. 4,791 4,522,225
4.63%, 11/02/31 ................. 1,797 1,335,171
8.88%, 01/13/33 ................. 3,097 2,994,412
5.88%, 05/28/45 ................. 2,181 1,419,286
10,271,094
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 500 490,621
France — 0.0%
Electricite de France SA
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88% ................ 600 548,111
(5-Year EUR Swap Annual + 3.20%), 3.00% 1,000 902,181
(5-Year EUR Swap Annual + 3.97%), 3.38% 3,000 2,447,210
3,897,502
Indonesia — 0.0%
(c)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. USD 1,433 1,352,662
Pertamina Persero PT, 3.10%
,
08/27/30 ... 3,437 3,048,834
4,401,496
Ireland — 0.1%
AIB Group plc
(a)
(5-Year EUR Swap Annual + 5.70%),
5.25%
(c)(k)
.................... EUR 6,679 6,700,613
(3-mo. LIBOR USD + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,700 2,650,567
(5-Year EUR Swap Annual + 6.63%),
6.25%
(c)(k)
.................... EUR 5,453 5,505,435
14,856,615
Italy — 0.0%
(a)(c)
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26 ... 856 936,322
Poste Italiane SpA, (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(k)
........ 1,275 1,066,828
2,003,150
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(c)
................ USD 1,634 1,613,370
4.69%, 05/15/29
(b)
................ 1,647 1,482,609
Petroleos Mexicanos
6.88%, 08/04/26 ................. 520 487,630
8.75%, 06/02/29 ................. 1,547 1,416,472
5.95%, 01/28/31 ................. 4,148 3,067,031
6.70%, 02/16/32 ................. 4,313 3,312,923
6.75%, 09/21/47 ................. 4,633 2,851,612
14,231,647
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 3,152 3,018,119
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 3,521 2,817,460
5.13%, 08/11/61 ................. 1,725 1,325,339

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Panama (continued)
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. USD 1,976 $ 1,853,735
5,996,534
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
... 330 322,121
Total Foreign Agency Obligations — 0.5%
(Cost: $76,236,632) .............................. 66,840,353
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................. 1,445 1,485,460
5.45%, 09/16/32 ................. 1,684 1,502,759
2,988,219
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ....... 5,033 3,885,791
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ................. 3,123 2,960,604
3.88%, 04/25/27 ................. 2,562 2,301,477
3.25%, 04/22/32 ................. 1,997 1,439,463
8.00%, 04/20/33 ................. 4,579 4,559,825
4.13%, 05/15/51 ................. 1,110 653,027
11,914,396
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 2,355 2,333,363
5.50%, 02/22/29
(b)
................ 3,020 2,873,341
5.50%, 02/22/29
(c)
................ 1,982 1,885,749
7.05%, 02/03/31
(b)
................ 1,510 1,533,122
4.88%, 09/23/32
(b)
................ 1,888 1,622,854
5.30%, 01/21/41
(c)
................ 1,898 1,497,997
11,746,426
Egypt — 0.0%
Arab Republic of Egypt, 6.38%
,
04/11/31
(b)
.. EUR 1,052 603,363
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ USD 1,535 1,494,035
5.25%, 08/10/29
(c)
................ 1,020 992,779
5.38%, 04/24/32
(b)
................ 1,693 1,649,934
3.70%, 10/07/33
(c)
................ 2,891 2,411,817
4.65%, 10/07/41
(b)
................ 3,043 2,482,517
9,031,082
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 578 578,470
5.25%, 06/16/29
(b)
................ 4,505 4,455,163
Magyar Export-Import Bank Zrt., 6.13%
,
12/04/27
(b)
..................... 1,547 1,554,735
6,588,368
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 1,621 1,624,343
Republic of Indonesia, 4.75%
,
02/11/29 .... 1,527 1,549,714
3,174,057
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
. 4,941 4,704,141
Security
Par (000)
Par (000) Value
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. USD 1,400 $ 1,351,700
4.50%, 04/22/29 ................. 3,527 3,481,370
4.88%, 05/19/33 ................. 615 595,512
6.35%, 02/09/35 ................. 770 824,044
4.75%, 03/08/44 ................. 2,402 2,088,689
6.34%, 05/04/53 ................. 3,011 3,104,341
11,445,656
Mongolia — 0.0%
State of Mongolia
(c)
5.13%, 04/07/26 ................. 2,067 1,889,755
8.65%, 01/19/28 ................. 400 401,325
2,291,080
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 1,740 1,539,139
5.95%, 03/08/28
(b)
................ 812 832,706
2,371,845
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 1,616 1,313,303
7.63%, 11/28/47
(c)
................ 2,413 1,498,775
2,812,078
Oman — 0.0%
Oman Government Bond, 6.50%
,
03/08/47
(c)
4,178 3,909,825
Pakistan — 0.0%
Islamic Republic of Pakistan
(c)
6.00%, 04/08/26 ................. 3,000 1,072,125
7.38%, 04/08/31 ................. 2,265 760,615
1,832,740
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30 ................. 1,678 1,482,198
2.25%, 09/29/32 ................. 3,918 3,023,717
3.30%, 01/19/33 ................. 1,360 1,149,030
4.50%, 05/15/47 ................. 3,708 2,971,730
6.85%, 03/28/54 ................. 2,670 2,783,475
11,410,150
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(c)
................ 1,088 1,078,684
4.95%, 04/28/31
(b)
................ 2,136 2,063,643
5.60%, 03/13/48
(c)
................ 2,568 2,243,469
5.40%, 03/30/50
(b)
................ 582 495,900
5.40%, 03/30/50
(c)
................ 2,075 1,768,030
7,649,726
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,206,291
2.78%, 01/23/31 ................. 1,703 1,474,478
3.00%, 01/15/34 ................. 4,857 4,062,577
7,743,346
Philippines — 0.0%
Republic of Philippines
3.70%, 03/01/41 ................. 1,449 1,226,488
2.95%, 05/05/45 ................. 2,243 1,646,222
2,872,710

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Poland — 0.1%
Republic of Poland
5.75%, 11/16/32 ................. USD 1,910 $ 2,067,336
4.25%, 02/14/43
(c)
................ EUR 2,005 2,134,469
5.50%, 04/04/53 ................. USD 2,278 2,365,276
6,567,081
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 3,062 3,021,429
2.88%, 03/11/29
(c)
................ EUR 4,237 4,008,706
2.50%, 02/08/30
(c)
................ 2,698 2,395,621
2.12%, 07/16/31
(c)
................ 4,002 3,257,191
7.63%, 01/17/53
(b)
................ USD 552 594,435
13,277,382
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 01/18/28
(b)
................ 2,508 2,552,360
4.38%, 04/16/29
(b)
................ 1,619 1,633,470
3.25%, 11/17/51
(c)
................ 6,052 4,347,227
5.00%, 01/18/53
(b)
................ 3,324 3,148,036
11,681,093
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 2,470 2,215,744
5.88%, 04/20/32 ................. 2,049 1,859,852
5.00%, 10/12/46 ................. 6,298 4,281,853
8,357,449
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(c)(e)(l)
6.85%, 03/14/24 ................. 4,545 1,502,122
5.75%, 04/18/24 ................. 3,980 1,320,365
6.35%, 06/28/24 ................. 5,028 1,661,754
4,484,241
Ukraine — 0.0%
Ukraine Government Bond
(e)(l)
8.99%, 02/01/26
(c)
................ 3,160 545,692
7.25%, 03/15/35
(b)
................ 1,548 250,873
796,565
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 3,227 3,582,325
Total Foreign Government Obligations — 1.2%
(Cost: $173,525,542) ............................. 157,721,135
Shares
Shares
Investment Companies
(r)
iShares 1-5 Year Investment Grade Corporate
Bond ETF ...................... 3,709,307 188,098,958
iShares Core Dividend Growth ETF ...... 1,855,771 94,440,186
iShares iBoxx $ High Yield Corporate Bond
ETF
(i)
......................... 1,176,012 88,624,264
iShares iBoxx $ Investment Grade Corporate
Bond ETF ...................... 1,535,578 168,806,090
iShares MBS ETF .................. 1,977,807 187,654,328
Total Investment Companies — 5.6%
(Cost: $715,550,636) ............................. 727,623,826
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.6%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 3.70%, 11/25/35 USD 1,259 $ 1,028,043
Series 2005-8, Class 7A2, (1-mo. LIBOR
USD at 0.56% Floor and 11.00% Cap +
0.56%), 5.58%, 11/25/35 .......... 558 539,106
Series 2005-9, Class 5A1, (1-mo. LIBOR
USD at 0.54% Floor and 11.00% Cap +
0.54%), 5.56%, 11/25/35 .......... 340 333,253
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.11%,
06/25/35
(a)
................... 395 341,777
Series 2005-36, Class 2A1A, (1-mo. LIBOR
USD at 0.62% Floor and 11.00% Cap +
0.62%), 5.64%, 08/25/35
(a)
........ 937 816,501
Series 2005-61, Class 1A1, (1-mo. LIBOR
USD at 0.52% Floor + 0.52%), 5.54%,
12/25/35
(a)
................... 169 148,776
Series 2005-63, Class 3A3, 3.85%,
11/25/35
(a)
................... 1,756 1,491,577
Series 2005-63, Class 5A1, 3.94%,
12/25/35
(a)
................... 35 30,569
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 47 42,048
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 4.46%, 02/25/36
(a)
........ 3,625 3,254,203
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 631 379,179
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 982 494,098
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 459 220,570
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 695 304,486
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,649 1,296,021
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,713 963,965
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 765 446,757
Series 2006-9T1, Class A7, 6.00%, 05/25/36 309 127,191
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.35%,
11/20/46
(a)
................... 3,419 2,507,251
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,244 563,809
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 5.19%, 11/25/46
(a)
4,866 3,754,544
Series 2006-OA14, Class 2A1, (1-mo.
LIBOR USD at 0.38% Floor + 0.38%),
5.40%, 11/25/46
(a)
.............. 2,507 2,204,583
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 4.31%, 11/25/46
(a)
........ 6,465 5,383,719
Series 2006-OA16, Class A2, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.40%,
10/25/46
(a)
................... 285 254,961

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA2, Class A1, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.37%,
05/20/46
(a)
................... USD 1,230 $ 1,021,171
Series 2006-OA3, Class 2A1, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.44%,
05/25/36
(a)
................... 6,479 5,455,495
Series 2006-OA8, Class 1A1, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.40%,
07/25/46
(a)
................... 8,515 7,240,012
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,792 847,236
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 398 195,879
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 236 151,113
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 219 136,968
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,150 594,772
Series 2007-19, Class 1A8, 6.00%, 08/25/37 560 289,380
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,070 1,555,401
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 451 229,167
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,112 1,497,043
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 536 257,853
Series 2007-AL1, Class A1, (1-mo. LIBOR
USD at 0.25% Floor + 0.25%), 5.27%,
06/25/37
(a)
................... 5,324 4,403,472
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,565 647,380
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 4.84%, 11/25/47
(a)
........ 1,347 1,088,751
Series 2007-OA3, Class 1A1, (1-mo. LIBOR
USD at 0.28% Floor + 0.28%), 5.30%,
04/25/47
(a)
................... 8,059 7,026,920
Series 2007-OA4, Class A1, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.36%,
05/25/47
(a)
................... 3,182 2,687,473
Series 2007-OA8, Class 2A1, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.38%,
06/25/47
(a)
................... 6,849 5,058,024
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 986 593,605
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 4.43%,
10/25/46
(a)
................... 8,407 7,055,974
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 4.40%, 10/25/46
(a)
........ 4,542 3,155,854
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
................... 558 484,138
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 282 242,778
Series 2006-D, Class 6A1, 3.39%, 05/20/36 259 202,545
Series 2007-D, Class 1A1, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.37%,
06/20/47 .................... 1,013 808,901
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. LIBOR USD at 0.45%
Floor + 0.45%), 5.47%, 09/25/37
(a)(b)
.... 747 681,031
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns ALT-A Trust, Series 2006-2,
Class 11A1, (1-mo. LIBOR USD at 0.44%
Floor and 11.50% Cap + 0.44%), 5.46%,
04/25/36
(a)
..................... USD 3,723 $ 4,477,427
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 630 425,774
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 793 521,150
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. LIBOR
USD at 0.17% Floor and 10.50% Cap +
0.17%), 5.19%, 03/25/37 ......... 980 899,386
Series 2007-AR3, Class 1A1, (1-mo. LIBOR
USD at 0.14% Floor and 10.50% Cap +
0.14%), 5.16%, 03/25/37 ......... 1,495 1,260,864
Series 2007-AR4, Class 1A1, (1-mo. LIBOR
USD at 0.40% Floor and 10.50% Cap +
0.40%), 5.42%, 09/25/47 ......... 1,711 1,523,590
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. LIBOR
USD at 0.27% Floor and 10.50% Cap +
0.27%), 5.29%, 04/25/35
(a)
........ 775 696,868
Series 2005-9, Class 1A1, (1-mo. LIBOR
USD at 0.60% Floor + 0.60%), 5.62%,
05/25/35
(a)
................... 2,405 1,870,924
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 4.42%, 04/25/46
(a)
........ 2,560 811,218
Series 2007-21, Class 1A1, 6.25%, 02/25/38 138 71,418
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 622 247,093
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 949 377,315
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 8,492 8,006,808
Series 2022-3, Class A1, 5.00%, 05/25/67 9,244 9,007,536
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 61 55,223
COLT Mortgage Loan Trust
(b)
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
4,195 4,113,990
Series 2022-9, Class A1, 6.79%, 12/25/67
(d)
13,177 13,336,336
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%,
07/25/37 .................... 312 264,108
Series 2011-4R, Class 1A2, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.16%,
09/27/37
(a)
................... 4,313 3,584,991
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
................... 1,552 1,519,287
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.40%,
08/25/47
(a)
..................... 10,470 8,330,669
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
.. 2,119 1,719,322
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.22%,
02/25/37
(a)
..................... 928 566,858
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
............... 14,746 14,263,120
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.54%, 05/25/35
(a)
..... 19 17,035
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo.
LIBOR USD at 0.17% Floor + 0.17%),
5.19%, 02/25/36 ............... 2,090 1,787,107

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 5.46%, 03/25/36 USD 1,008 $ 963,401
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. LIBOR USD at 0.50% Floor and
11.00% Cap + 0.50%), 5.52%, 10/25/35
(a)
1,222 1,056,599
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 558 415,136
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,221 730,082
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.34%,
08/25/37 .................... 93 70,240
Series 2007-AR15, Class 2A1, 3.22%,
08/25/37 .................... 481 359,787
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)(b)
........ 14,377 13,824,343
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 4.48%,
12/25/35 .................... 341 313,334
Series 2006-1, Class 2A1, 3.75%, 02/25/36 269 255,966
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,425,359
Mill City Mortgage Loan Trust
(b)(d)
Series 2023-NQM1,  6.05%, 10/25/67 ... 5,123 5,121,388
Series 2023-NQM2,  6.24%, 12/25/67 ... 8,547 8,565,228
OBX Trust
(b)(d)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 5,834 5,761,292
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 3,300 3,300,694
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 20,472 20,604,645
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. 314 260,268
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)(b)
............... 15,988 15,785,814
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 144 120,130
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 313 121,115
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 34 26,407
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b)(d)
........ 17,489 17,275,522
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(d)
... 15,694 15,126,411
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.21%,
04/25/47
(a)
..................... 190 93,134
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. LIBOR
USD at 0.46% Floor and 10.50% Cap +
0.46%), 5.48%, 02/25/36 ......... 514 441,536
Series 2006-AR4, Class 3A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.40%, 06/25/36 ......... 7,113 5,977,720
Series 2006-AR6, Class 2A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.40%, 07/25/46 ......... 9,141 6,307,252
Series 2007-AR4, Class GA4B, (1-mo.
LIBOR USD at 0.18% Floor + 0.18%),
5.20%, 09/25/47 ............... 1,714 1,538,795
Verus Securitization Trust
(b)(d)
Series 2022-3, Class A1, 4.13%, 02/25/67 10,971 10,349,442
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-INV2, Class A1, 6.79%,
10/25/67 .................... USD 16,917 $ 17,056,143
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
........ 2,800 2,620,060
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 4.21%, 06/25/47 ......... 5,251 4,184,976
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 4.27%, 07/25/47 ......... 2,824 2,272,345
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.17%, 10/25/36
(d)
1,041 390,704
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 4.44%, 06/25/46
(a)
........ 3,102 2,115,813
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 4.31%, 10/25/46
(a)
........ 4,520 3,714,587
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 4.18%, 12/25/46
(a)
........ 4,060 3,238,629
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 4.30%, 05/25/47
(a)
........ 2,308 1,889,138
335,964,175
Commercial Mortgage-Backed Securities — 4.1%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a)(b)
......... 7,780 5,537,617
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. LIBOR USD at 2.12%
Floor + 2.12%), 6.84%, 09/15/34
(a)(b)
.... 23,589 20,714,843
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. LIBOR USD at 2.10% Floor
+ 2.10%), 7.17%, 04/15/35
(a)(b)
........ 3,467 3,277,311
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. LIBOR USD at 1.95% Floor
+ 2.20%), 7.15%, 12/15/36
(a)(b)
........ 9,512 8,530,567
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.45%,
11/15/32 .................... 3,225 2,930,046
Series 2017-SCH, Class DL, (1-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.95%,
11/15/32 .................... 3,965 3,457,660
Series 2018-DSNY, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.65%,
09/15/34 .................... 11,982 11,619,273
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. LIBOR
USD at 0.47% Floor and 10.11% Cap +
0.47%), 5.49%, 08/25/35 ......... 2,477 2,280,931
Series 2005-3A, Class A1, (1-mo. LIBOR
USD at 0.48% Floor and 10.80% Cap +
0.48%), 5.34%, 11/25/35 .......... 618 559,457

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-1, Class A1, (1-mo. LIBOR
USD at 0.22% Floor + 0.33%), 5.35%,
03/25/37 .................... USD 2,048 $ 1,848,039
Series 2007-3, Class A2, (1-mo. LIBOR
USD + 0.29%), 5.46%, 07/25/37 .... 3,123 2,783,045
Series 2007-6A, Class A4A, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.52%,
12/25/37 .................... 1,827 1,596,399
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (1-mo. LIBOR
USD at 2.50% Floor + 2.63%), 7.57%,
08/15/36 .................... 2,710 2,682,608
Series 2017-DELC, Class F, (1-mo. LIBOR
USD at 3.50% Floor + 3.63%), 8.57%,
08/15/36 .................... 1,800 1,754,840
Series 2018-CHRS, Class E, 4.41%,
08/05/38 .................... 1,750 1,180,506
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
............... 2,672 2,395,264
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
LIBOR USD at 3.70% Floor + 3.70%),
8.65%, 10/15/35
(a)(b)
............... 2,433 1,596,604
BPR Trust, Series 2021-TY, Class E, (1-mo.
LIBOR USD at 3.60% Floor + 3.60%),
8.55%, 09/15/38
(a)(b)
............... 4,495 4,120,698
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,293,796
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,749,680
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1-mo. CME Term
SOFR at 2.41% Floor + 2.41%), 7.30%,
10/15/36 .................... 6,375 6,172,805
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.76% Floor + 2.76%), 7.65%,
10/15/36 .................... 11,453 11,021,328
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 1.02% Floor + 1.02%),
5.91%, 02/15/33 ............... 12,383 12,006,563
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.15%, 02/15/33 ............... 7,261 7,102,230
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.36% Floor + 4.36%),
9.25%, 02/15/33 ............... 4,795 4,677,591
Series 2021-SOAR, Class G, (1-mo. LIBOR
USD at 2.80% Floor + 2.80%), 7.75%,
06/15/38 .................... 8,655 8,041,084
Series 2021-VINO, Class F, (1-mo. LIBOR
USD at 2.80% Floor + 2.80%), 7.75%,
05/15/38 .................... 15,325 14,211,743
Series 2021-XL2, Class F, (1-mo. LIBOR
USD at 2.24% Floor + 2.24%), 7.19%,
10/15/38 .................... 12,955 12,177,176
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
8.78%, 06/15/27 ............... 6,670 6,552,958
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. LIBOR
USD at 3.14% Floor + 3.14%), 8.09%,
10/15/36 .................... 6,579 6,009,335
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.91% Floor + 0.91%),
5.80%, 02/15/36 ............... 3,287 3,166,082
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.91% Floor + 0.91%),
5.80%, 02/15/36 ............... 1,483 1,423,992
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.00%, 02/15/36 ............... USD 1,765 $ 1,599,436
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.00%, 02/15/36 ............... 7,130 6,461,600
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.36% Floor + 2.36%),
7.25%, 01/15/34 ............... 4,232 4,024,649
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.00%, 01/15/34 ............... 6,547 6,135,783
Series 2021-VIEW, Class E, (1-mo. LIBOR
USD at 3.60% Floor + 3.60%), 8.55%,
06/15/36 .................... 7,366 6,708,033
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.05%, 10/15/39 ............... 25,750 25,685,447
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
8.95%, 10/15/39 ............... 6,780 6,661,043
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.74%, 01/15/39 ............... 4,180 4,038,469
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 6,800 4,988,975
Series 2017-CC, Class E, 3.67%, 08/13/37 10,985 7,433,506
Series 2021-601L, Class D, 2.87%, 01/15/44 3,863 2,389,936
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class C, 5.00%, 05/10/58
(a)
... 3,330 3,025,281
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%,
03/11/47
(a)
................... 2,278 2,227,233
Series 2016-C1, Class C, 5.11%, 05/10/49
(a)
2,870 2,604,791
Series 2016-GC37, Class C, 5.08%,
04/10/49
(a)
................... 2,640 2,410,581
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 2,455,223
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.54%,
08/10/30
(b)
................... 2,245 1,863,350
Series 2014-CR15, Class C, 4.81%,
02/10/47 .................... 463 407,520
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... 9,520 8,940,962
Series 2015-LC19, Class C, 4.35%,
02/10/48 .................... 6,513 5,955,456
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
................... 3,200 2,504,610
CSMC Trust
(a)(b)
Series 2015-RPL1,  0.00%, 02/15/24 ... 8,800 8,616,439
Series 2020-FACT, Class E, (1-mo. LIBOR
USD at 4.86% Floor + 4.86%), 9.81%,
10/15/37 .................... 3,644 3,262,388
Series 2021-980M, Class E, 3.65%,
07/15/31 .................... 1,450 1,061,076
Series 2021-BHAR, Class E, (1-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.45%,
11/15/38 .................... 1,338 1,273,959
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.03%, 09/09/24 ............... 15,900 15,865,266
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. LIBOR USD at 2.00% Floor
+ 2.00%), 6.95%, 05/15/35
(a)(b)
........ 4,998 4,772,091

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, 3.65%,
10/10/34 .................... USD 9,073 $ 7,701,200
Series 2017-BRBK, Class F, 3.65%,
10/10/34 .................... 1,910 1,574,461
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. LIBOR USD at 3.12%
Floor + 3.12%), 8.06%, 11/15/38
(a)(b)
.... 11,890 10,873,621
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.20%,
07/15/38 .................... 9,177 8,809,458
Series 2021-ESH, Class E, (1-mo. LIBOR
USD at 2.85% Floor + 2.85%), 7.80%,
07/15/38 .................... 6,414 6,092,362
Series 2021-ESH, Class F, (1-mo. LIBOR
USD at 3.70% Floor + 3.70%), 8.65%,
07/15/38 .................... 2,805 2,637,806
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,356,799
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.56%,
07/10/48 .................... 1,075 980,095
Series 2021-DM, Class F, (1-mo. LIBOR
USD at 3.44% Floor + 3.44%), 8.38%,
11/15/36
(b)
................... 2,740 2,532,574
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.58%, 11/15/27
(b)
.............. 5,070 5,035,111
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,899,515
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,817,921
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.30%,
10/15/36 .................... 3,330 3,017,816
Series 2021-LULU, Class F, (1-mo. LIBOR
USD at 4.40% Floor + 4.40%), 9.35%,
10/15/36 .................... 1,177 1,055,351
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.13%, 10/15/39
(a)(b)
17,200 17,000,920
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.27%,
12/15/48
(a)(b)
.................... 1,898 1,467,216
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2019-OSB, Class E, 3.91%, 06/05/39 2,800 2,222,355
Series 2022-NLP, Class F, (1-mo. CME Term
SOFR at 3.54% Floor + 3.54%), 8.43%,
04/15/37 .................... 10,561 9,043,372
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.07%, 09/15/39 ............... 8,730 8,708,064
Series 2022-OPO, Class D, 3.56%, 01/05/39 2,909 2,126,178
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (1-mo. LIBOR USD at 1.80% Floor
+ 1.80%), 6.75%, 05/15/36
(a)(b)
........ 4,040 3,956,861
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.46% Floor +
2.46%), 7.35%, 03/15/38
(a)(b)
......... 8,334 7,831,541
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.83%, 03/10/50
(a)(b)
... 3,375 2,620,830
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
LIBOR USD at 2.75% Floor + 2.75%),
7.70%, 10/15/38
(a)(b)
............... 920 871,354
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
............. USD 3,305 $ 2,811,181
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. LIBOR
USD at 4.00% Floor + 4.00%), 8.95%,
11/15/38 .................... 13,759 12,850,549
Series 2021-MDLN, Class G, (1-mo. LIBOR
USD at 5.25% Floor + 5.25%), 10.20%,
11/15/38 .................... 17,318 15,910,503
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.22% Floor + 4.22%),
9.11%, 12/15/34
(a)(b)
............... 3,940 3,631,793
MHP Commercial Mortgage Trust, Series
2021-STOR, Class J, (1-mo. LIBOR USD at
3.95% Floor + 3.95%), 8.90%, 07/15/38
(a)(b)
1,277 1,190,655
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
.................... 727 573,886
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,570 982,435
Series 2018-H3, Class C, 5.02%, 07/15/51
(a)
2,880 2,435,940
Series 2018-MP, Class E, 4.42%, 07/11/40
(a)
(b)
......................... 2,112 1,433,579
Series 2018-SUN, Class F, (1-mo. LIBOR
USD at 2.55% Floor + 2.55%), 7.50%,
07/15/35
(a)(b)
.................. 3,060 2,936,981
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.17%, 03/15/39
(a)(b)
6,622 6,221,490
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
...... 8,300 5,601,603
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. LIBOR USD at
4.35% Floor + 4.35%), 9.30%, 07/15/38
(a)(b)
1,400 1,284,735
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM,  (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.08%, 05/15/37
(a)
(b)
........................... 4,250 4,100,826
Velocity Commercial Capital Loan Trust, Series
2022-1, Class M4, 5.20%, 02/25/52
(a)(b)
.. 5,956 4,460,597
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.65%,
09/15/57
(a)
................... 1,600 1,508,977
Series 2016-C37, Class C, 4.64%,
12/15/49
(a)
................... 2,803 2,448,425
Series 2016-LC25, Class C, 4.49%,
12/15/59
(a)
................... 8,320 7,247,858
Series 2016-NXS5, Class B, 5.11%,
01/15/59
(a)
................... 1,875 1,730,024
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 989,957
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.68%,
11/15/27
(a)(b)
.................... 11,975 11,944,906
524,374,855
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 1.07%,
08/10/35 .................... 72,076 2,136,227
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 .................... 35,000 288,910
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39
(b)
..................... 375,000 1,149,788

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.23%, 11/10/49 ... USD 59,308 $ 1,732,174
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.84%,
09/10/47
(b)
................... 12,675 122,895
Series 2015-CR25, Class XA, 0.95%,
08/10/48 .................... 11,861 177,821
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.95%,
09/15/47 ...................... 6,013 40,877
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 873,356
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.95%, 03/10/50
(b)
.... 33,838 630,134
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.49%,
04/15/47
(b)
................... 80,982 131,944
Series 2015-C26, Class XD, 1.45%,
10/15/48
(b)
................... 12,675 361,259
Series 2016-C32, Class XA, 0.79%,
12/15/49 .................... 29,459 571,222
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.75%, 03/15/49
(b)
.... 13,600 546,482
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%,
04/10/37 .................... 40,610 342,574
Series 2017-75B, Class XB, 0.11%,
04/10/37 .................... 27,000 59,524
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
................... 11,784 397,481
Series 2016-LC25, Class XA, 0.98%,
12/15/59 .................... 18,732 445,529
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.74%,
05/15/47 .................... 57,079 309,863
Series 2014-LC14, Class XA, 1.41%,
03/15/47 .................... 21,961 100,337
10,418,397
Total Non-Agency Mortgage-Backed Securities — 6.8%
(Cost: $925,332,637) ............................. 870,757,427
Preferred Securities
Capital Trusts — 1.6%
Banks — 0.3%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
... EUR 3,200 3,302,625
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. USD 15 12,338
HSBC Holdings plc, (5-Year USD Swap Rate +
3.71%), 6.38% .................. 1,200 1,138,572
PNC Financial Services Group, Inc. (The)
Series T, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ...................... 22,250 17,022,910
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 1,800 1,695,073
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 1,614 1,479,231
Security
Par (000)
Par (000) Value
Banks (continued)
US Bancorp, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ........................ USD 15,530 $ 11,958,100
36,608,849
Capital Markets — 0.2%
(a)(k)
Bank of New York Mellon Corp. (The), Series
H, (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% . 21,025 18,567,388
Charles Schwab Corp. (The), Series I, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.17%), 4.00% ..... 600 503,262
19,070,650
Consumer Finance — 0.3%
(a)(k)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 23,375 17,239,063
Capital One Financial Corp., Series M, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ..... 16,300 12,023,503
Discover Financial Services, Series C, (3-mo.
LIBOR USD + 3.08%), 5.50% ........ 20,150 15,314,000
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 1,220 1,065,975
45,642,541
Electric Utilities — 0.1%
(a)(k)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 17,275 15,383,820
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 1,870 1,598,504
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................ 2,634 2,584,156
19,566,480
Financial Services — 0.1%
Voya Financial, Inc., Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.36%), 6.13%
(a)(k)
......... 13,904 13,392,055
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(k)
..................... 1,923 1,724,601
Industrial Conglomerates — 0.0%
General Electric Co., Series D, (3-mo. LIBOR
USD + 3.33%), 8.20%
(a)(k)
........... 229 228,599
Insurance — 0.2%
MetLife, Inc., Series G, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a)(k)
................ 24,841 23,102,130
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a)(k)
......... 10,005 8,404,200
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP
(a)(k)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... 3,522 3,116,970

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... USD 39,150 $ 32,983,875
36,100,845
Total Capital Trusts — 1.6%
(Cost: $243,684,310) ............................. 203,840,950
Shares
Shares
Preferred Stocks — 0.4%
Banks — 0.1%
Banco Bradesco SA (Preference) ........ 2,066,534 5,709,299
Consumer Finance — 0.0%
SLM Corp. (Preference), Series B, 6.57%
(a)(k)
85,857 5,284,498
Insurance — 0.1%
Allstate Corp. (The) (Preference), Series H,
5.10%
(k)
....................... 735,000 17,529,750
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Preference) ....... 81,600 386,912
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 621,019 25,961,628
Total Preferred Stocks — 0.4%
(Cost: $50,639,482) .............................. 54,872,087
Trust Preferreds — 0.2%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 6.55%, 12/21/65
(a)(b)
.. 16,872,000 10,882,440
Consumer Finance — 0.1%
ILFC E-Capital Trust II, 6.80%, 12/21/65
(a)(b)
. 11,944,000 7,748,670
Total Trust Preferreds — 0.2%
(Cost: $27,894,930) .............................. 18,631,110
Total Preferred Securities — 2.2%
(Cost: $322,218,722) ............................. 277,344,147
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2018-K732, Class B,
4.19%, 05/25/25 ............... 1,500 1,454,295
Series 2018-W5FX, Class CFX,
3.79%, 04/25/28 ............... 4,627 3,879,208
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $5,989,662) .............................. 5,333,503
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(e)
(f)
............................ 1,841 —
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
11/03/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 1,489 $ 14,175
Total Warrants — 0.0%
(Cost: $—) .................................... 14,175
Total Long-Term Investments — 96.0%
(Cost: $12,689,021,544) ........................... 12,370,131,973
Short-Term Securities
Money Market Funds — 5.8%
(r)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.72% ................... 676,115,527 676,115,527
SL Liquidity Series, LLC, Money Market Series,
5.02%
(t)
....................... 65,129,999 65,136,512
Total Short-Term Securities — 5.8%
(Cost: $741,201,386) ............................. 741,252,039
Total Options Purchased — 0.0%
( Cost: $6,659,304 ) .............................. 5,623,922
Total Investments Before Options Written — 101.8%
(Cost: $13,436,882,234 ) ........................... 13,117,007,934
Total Options Written — (0.0)%
(Premium Received — $(3,322,301)) .................. (2,802,975)
Total Investments Net of Options Written — 101.8%
(Cost: $13,433,559,933 ) ........................... 13,114,204,959
Liabilities in Excess of Other Assets — (1.8)% ............ (230,515,380)
Net Assets — 100.0% ..............................
$ 12,883,689,579

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
All or a portion of this security is on loan.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Fixed rate.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,110,335,000 $ — $ (434,219,473)
(a)
$ — $ — $ 676,115,527 676,115,527 $ 13,157,153 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 407,625,445 — (339,954,153)
(a)
(2,552,586) 17,806 65,136,512 65,129,999 2,896,443
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. — 185,692,037 — — 2,406,921 188,098,958 3,709,307 924,774 —
iShares Core Dividend Growth
ETF .................. 156,928,300 270,130,479 (329,014,154) 3,839,495 (7,443,934) 94,440,186 1,855,771 2,634,410 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 380,113,648 — (267,151,840) (55,249,357) 30,911,813 88,624,264 1,176,012 8,529,620 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 52,903,976 165,488,934 (51,365,671) 926,639 852,212 168,806,090 1,535,578 1,221,081 —
iShares MBS ETF .......... — 185,320,056 — — 2,334,272 187,654,328 1,977,807 970,880 —
$ (53,035,809) $ 29,079,090 $ 1,468,875,865 $ 30,334,361 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 225 06/16/23 $ 11,072 $ (86,942)
S&P 500 E-Mini Index ....................................................... 293 06/16/23 61,362 469,292
U.S. Treasury 10 Year Note ................................................... 8,761 06/21/23 1,011,485 31,052,099
U.S. Treasury 10 Year Ultra Note ............................................... 5,483 06/21/23 667,384 23,506,621
U.S. Treasury 5 Year Note .................................................... 14,346 06/30/23 1,577,388 21,491,234
76,432,304
Short Contracts
EURO STOXX 50 Index ..................................................... 1,165 06/16/23 55,547 (2,714,288)
GBP Currency ............................................................ 4,438 06/16/23 348,910 (19,279,532)
JPY Currency ............................................................ 523 06/16/23 48,342 52,400
U.S. Treasury 10 Year Note ................................................... 686 06/21/23 79,201 (2,542,275)
U.S. Treasury Long Bond ..................................................... 99 06/21/23 13,056 (482,743)
U.S. Treasury Ultra Bond ..................................................... 92 06/21/23 13,024 (583,801)
U.S. Treasury 2 Year Note .................................................... 9 06/30/23 1,857 (25,043)
U.S. Treasury 5 Year Note .................................................... 42 06/30/23 4,618 (129,336)
(25,704,618)
$ 50,727,686
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 300,000 USD 328,623 HSBC Bank plc 05/12/23 $ 2,155
EUR 680,000 USD 746,923 JPMorgan Chase Bank NA 05/12/23 2,845
GBP 70,000 USD 87,338 Morgan Stanley & Co. International plc 05/12/23 656
USD 1,722,129 EUR 1,560,000 ANZ Banking Group Ltd. 05/12/23 2,082
USD 1,800,491 EUR 1,630,000 Barclays Bank plc 05/12/23 3,259
USD 165,964 EUR 150,000 Deutsche Bank AG 05/12/23 575
USD 641,154 GBP 510,000 Barclays Bank plc 05/12/23 53
CAD 18,000 USD 13,261 Citibank NA 07/14/23 44
CHF 205,000 USD 230,800 Bank of America NA 07/14/23 482
EUR 2,249,000 USD 2,479,046 Bank of America NA 07/14/23 9,482
USD 1,048,377 AUD 1,544,000 Deutsche Bank AG 07/14/23 23,467
USD 3,389,434 CHF 2,983,000 Citibank NA 07/14/23 24,000
USD 28,209 CHF 25,000 UBS AG 07/14/23 4
USD 207,475 EUR 187,000 Barclays Bank plc 07/14/23 559
USD 93,151 EUR 84,000 Deutsche Bank AG 07/14/23 205
USD 157,630 HKD 1,232,000 UBS AG 07/14/23 199
70,067
USD 145,485 CHF 130,000 Citibank NA 05/12/23 (125)
USD 192,297,400 EUR 174,730,000 Barclays Bank plc 05/12/23 (358,910)
USD 109,241,026 EUR 99,270,000 BNP Paribas SA 05/12/23 (213,515)
USD 329,701 EUR 300,000 Deutsche Bank AG 05/12/23 (1,077)
USD 78,715,244 GBP 63,060,000 Barclays Bank plc 05/12/23 (555,067)
USD 8,670,815 EUR 8,147,951 HSBC Bank plc 06/14/23 (330,578)
USD 2,167,968 EUR 1,999,145 Morgan Stanley & Co. International plc 06/14/23 (40,574)
USD 1,580,271 EUR 1,437,445 Westpac Banking Corp. 06/14/23 (7,737)
USD 12,431,229 GBP 9,996,000 Canadian Imperial Bank of Commerce 06/21/23 (144,828)
AUD 931,000 USD 629,898 Bank of New York Mellon 07/14/23 (11,899)
CAD 1,000 USD 749 Bank of New York Mellon 07/14/23 (10)
CAD 10,361,000 USD 7,758,175 Citibank NA 07/14/23 (99,386)
CHF 108,000 USD 122,695 Bank of America NA 07/14/23 (849)
CHF 370,000 USD 418,079 Bank of New York Mellon 07/14/23 (643)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 116,000 USD 131,317 Barclays Bank plc 07/14/23 $ (445)
CHF 161,000 USD 182,365 Deutsche Bank AG 07/14/23 (724)
EUR 185,000 USD 204,823 Bank of America NA 07/14/23 (120)
EUR 7,726,000 USD 8,579,296 Bank of New York Mellon 07/14/23 (30,446)
JPY 531,735,000 USD 4,073,905 Bank of New York Mellon 07/14/23 (126,431)
KRW 1,530,726,000 USD 1,164,263 Citibank NA 07/14/23 (14,934)
SGD 435,000 USD 330,225 Citibank NA 07/14/23 (3,312)
USD 2,276,941 AED 8,364,000 Citibank NA 07/14/23 (21)
USD 657,487 EUR 595,000 Bank of America NA 07/14/23 (883)
USD 580,436 EUR 526,000 Deutsche Bank AG 07/14/23 (1,585)
USD 5,514,483 GBP 4,396,000 UBS AG 07/14/23 (18,281)
NZD 12,265,000 USD 7,714,084 Bank of New York Mellon 07/17/23 (132,285)
(2,094,665)
$ (2,024,598)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 33 05/19/23 EUR 3,800.00 EUR 1,439 $ 1,091
S&P 500 Index ............................. 19 05/19/23 USD 4,025.00 USD 7,922 29,545
$ 30,636
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Nasdaq-100 Index ........ Citibank NA 19,793 07/21/23 USD 12,725.00 USD 262,178 $ 5,593,286
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .............................. 19 05/19/23 USD 3,900.00 USD 7,922 $ (11,970)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Nasdaq-100 Index ........... Citibank NA 19,793 07/21/23 USD 11,900.00 USD 262,178 $ (2,791,005)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Investment Grade Index
Series 40.V1 ....... 1.00 % Quarterly 06/20/28 BBB+ USD 14,650 $ 180,979 $ 146,576 $ 34,403
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
Goldman Sachs
International 06/20/23 NR EUR 438 $ (70,290) $ (6,204) $ (64,086)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 292 (46,860) (3,430) (43,430)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 340 (54,563) (7,565) (46,998)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 CCC+ EUR 350 (56,168) (7,842) (48,326)
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 310 929 (3,477) 4,406
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 134 403 (1,379) 1,782
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 236 706 (2,259) 2,965
thyssenkrupp AG ...... 1.00 Quarterly BNP Paribas SA 06/20/23 BB EUR 800 1,015 (2,631) 3,646
Casino Guichard Perrachon
SA ............. 5.00 Quarterly BNP Paribas SA 12/20/23 CCC+ EUR 327 (196,535) (22,599) (173,936)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 CCC+ EUR 200 (120,205) (26,550) (93,655)
thyssenkrupp AG ...... 1.00 Quarterly Bank of America NA 12/20/23 BB EUR 710 902 (9,787) 10,689
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 24,065 27,451 (3,386)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 BB- EUR 320 (19,973) (10,310) (9,663)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 BB- EUR 244 (15,208) 7,915 (23,123)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 125 (7,802) 4,043 (11,845)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 237 (14,783) 8,137 (22,920)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB- EUR 125 (7,802) 4,741 (12,543)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 560 62,754 37,174 25,580
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 NR EUR 480 (14,773) (24,987) 10,214
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 17,808 13,682 4,126
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 1,090 100,669 41,780 58,889
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 615 (25,707) (73,411) 47,704
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 113 (4,737) (10,466) 5,729
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 227 (9,475) (20,932) 11,457
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 529 (22,133) (78,280) 56,147

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ladbrokes Group Finance
plc ............. 1.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 131 $ (5,455) $ (16,465) $ 11,010
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 304 (80,833) (66,371) (14,462)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 513 (136,569) (110,174) (26,395)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 183 (48,587) (39,197) (9,390)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 149 (39,628) (32,909) (6,719)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 312 (82,932) (67,479) (15,453)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 226 (60,130) (48,884) (11,246)
Loxam SAS ......... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 730 (60,821) (52,861) (7,960)
United Group BV ...... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 610 (96,965) (88,409) (8,556)
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B EUR 740 (117,522) (114,806) (2,716)
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 A- USD 365 2 (1,654) 1,656
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 A- USD 7,195 47 4,923 (4,876)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB EUR 54 (3,626) (3,862) 236
$ (1,210,782) $ (805,334) $ (405,448)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 3,510,535 $ (152,005)
(c)
$ 3,379,660 0.0%
(d)
Monthly
JPMorgan Chase
Bank NA
(e)
05/11/23 1,467,182 (20,627)
(f)
1,457,360 0.0
(d)
$ (172,632) $ 4,837,020
(b) (e)
Range: 90-95 basis points 40-60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(21,130) of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(10,805) of net dividends and financing fees.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 463,468 $ 803,689 23.8%
Vietnam
Vietnam Dairy Products JSC .. 861,700 2,575,971 76.2
Total Reference Entity — Long ............ 3,379,660
Net Value of Reference Entity — HSBC Bank plc $ 3,379,660
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date May 11, 2023:
Reference Entity — Long
Common Stocks
China
Prosus NV .............. 19,446 1,455,213 99.9
Russia
X5 Retail Group NV, GDR ... 214,691 2,147 0.1
Total Reference Entity — Long ............ 1,457,360
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 1,457,360

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,785,429,344 $ — $ 1,785,429,344
Common Stocks
Aerospace & Defense .................................... 21,529,247 10,542,796 — 32,072,043
Air Freight & Logistics .................................... 14,561,733 1,252,294 — 15,814,027
Automobile Components .................................. 8,187,219 343,581 — 8,530,800
Automobiles .......................................... 8,768,552 8,446,444 — 17,214,996
Banks ............................................... 80,070,707 134,129,371 897 214,200,975
Beverages ........................................... 10,110,516 43,574,751 — 53,685,267
Biotechnology ......................................... 19,518,961 2,804,147 — 22,323,108
Broadline Retail ........................................ 5,155,483 15,307,853 — 20,463,336
Building Products ....................................... — 3,741,735 — 3,741,735
Capital Markets ........................................ 39,705,150 7,109,160 — 46,814,310
Chemicals ............................................ 23,592,206 33,231,831 — 56,824,037
Commercial Services & Supplies ............................. — 535,835 3,292 539,127
Communications Equipment ................................ 11,469,896 7,847,339 — 19,317,235
Construction & Engineering ................................ — 9,080,319 — 9,080,319
Construction Materials .................................... — 944,042 — 944,042
Consumer Finance ...................................... 18,323,807 7,315,902 — 25,639,709
Consumer Staples Distribution & Retail ........................ 28,841,446 3,002,788 2,240 31,846,474
Containers & Packaging .................................. 12,820,721 835,763 — 13,656,484
Diversified REITs ....................................... 10,922,157 7,246,335 — 18,168,492
Diversified Telecommunication Services ........................ 39,552,697 40,948,982 — 80,501,679
Electric Utilities ........................................ 132,201,226 26,258,542 — 158,459,768
Electrical Equipment ..................................... — 7,569,963 — 7,569,963
Electronic Equipment, Instruments & Components ................. 11,108,550 18,236,564 — 29,345,114
Energy Equipment & Services .............................. 16,180,037 — — 16,180,037
Entertainment ......................................... 16,691,818 — — 16,691,818
Financial Services ...................................... 25,084,081 — — 25,084,081
Food Products ......................................... 31,527,235 23,574,788 — 55,102,023
Gas Utilities ........................................... 167,466 17,322,201 — 17,489,667
Ground Transportation ................................... 28,644,543 5,418,698 — 34,063,241
Health Care Equipment & Supplies ........................... 61,341,859 29,336,182 — 90,678,041
Health Care Providers & Services ............................ 59,627,537 7,004,630 — 66,632,167
Health Care REITs ...................................... 71,391,770 — — 71,391,770
Hotels, Restaurants & Leisure .............................. 8,331,921 14,853,529 — 23,185,450
Household Durables ..................................... 17,656,410 21,586,477 — 39,242,887
Household Products ..................................... — 28,214,880 — 28,214,880
Independent Power and Renewable Electricity Producers ............ 2,150,583 6,737,464 — 8,888,047
Industrial Conglomerates .................................. — 3,709,431 — 3,709,431
Industrial REITs ........................................ 31,206,239 36,353,025 — 67,559,264
Insurance ............................................ 42,145,076 76,018,808 — 118,163,884
Interactive Media & Services ............................... 4,779,960 4,206,206 — 8,986,166
IT Services ........................................... 35,206,876 36,163,769 — 71,370,645
Life Sciences Tools & Services .............................. — 22,909,333 — 22,909,333
Machinery ............................................ 16,090,310 46,218,319 — 62,308,629
Marine Transportation .................................... — 225,661 — 225,661
Media ............................................... 16,774,498 — — 16,774,498
Metals & Mining ........................................ 6,148,181 12,527,882 76 18,676,139
Multi-Utilities .......................................... 83,098,358 23,593,808 — 106,692,166
Office REITs .......................................... 31,648,676 6,614,911 — 38,263,587
Oil, Gas & Consumable Fuels ............................... 103,012,644 71,540,741 95,153 174,648,538
Passenger Airlines ...................................... 5,923,818 6,340,395 — 12,264,213
Personal Care Products .................................. 6,998,446 11,381,382 — 18,379,828
Pharmaceuticals ....................................... 6,316,174 130,487,220 — 136,803,394
Professional Services .................................... 47,176,404 24,512,047 — 71,688,451
Real Estate Management & Development ....................... 46,588 27,470,077 — 27,516,665
Residential REITs ....................................... 32,205,260 — — 32,205,260
Retail REITs .......................................... 12,287,931 9,360,016 — 21,647,947
Semiconductors & Semiconductor Equipment .................... 3,738,958 76,835,739 — 80,574,697
Software ............................................. 62,243,097 — — 62,243,097
Specialized REITs ...................................... 101,777,787 — — 101,777,787
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ 3,667,854 $ 19,549,447 $ — $ 23,217,301
Technology Hardware, Storage & Peripherals .................... 25,007,042 20,915,561 — 45,922,603
Textiles, Apparel & Luxury Goods ............................ 1,702,910 34,431,842 — 36,134,752
Tobacco ............................................. 21,025,344 10,586,790 — 31,612,134
Trading Companies & Distributors ............................ 2,574,010 19,834,706 — 22,408,716
Transportation Infrastructure ............................... 10,722,960 103,003,263 — 113,726,223
Water Utilities ......................................... 2,361,695 6,845,890 — 9,207,585
Wireless Telecommunication Services ......................... 4,610,837 34,553,683 3 39,164,523
Corporate Bonds
Aerospace & Defense .................................... — 100,774,054 — 100,774,054
Air Freight & Logistics .................................... — 1,708,315 — 1,708,315
Automobile Components .................................. — 51,682,040 — 51,682,040
Automobiles .......................................... — 32,281,056 — 32,281,056
Banks ............................................... — 521,848,077 — 521,848,077
Beverages ........................................... — 7,770,659 — 7,770,659
Biotechnology ......................................... — 17,285,475 — 17,285,475
Broadline Retail ........................................ — 14,721,074 — 14,721,074
Building Products ....................................... — 21,932,660 — 21,932,660
Capital Markets ........................................ — 165,596,818 — 165,596,818
Chemicals ............................................ — 70,630,694 — 70,630,694
Commercial Services & Supplies ............................. — 83,762,866 — 83,762,866
Communications Equipment ................................ — 21,740,954 — 21,740,954
Construction & Engineering ................................ — 19,413,394 — 19,413,394
Construction Materials .................................... — 1,481,716 — 1,481,716
Consumer Finance ...................................... — 63,490,673 — 63,490,673
Consumer Staples Distribution & Retail ........................ — 21,045,680 — 21,045,680
Containers & Packaging .................................. — 81,132,809 — 81,132,809
Distributors ........................................... — 4,192,814 — 4,192,814
Diversified Consumer Services .............................. — 20,006,857 — 20,006,857
Diversified REITs ....................................... — 25,051,162 — 25,051,162
Diversified Telecommunication Services ........................ — 154,139,685 — 154,139,685
Electric Utilities ........................................ — 122,359,572 — 122,359,572
Electrical Equipment ..................................... — 17,432,291 — 17,432,291
Electronic Equipment, Instruments & Components ................. — 5,403,929 — 5,403,929
Energy Equipment & Services .............................. — 51,217,075 — 51,217,075
Entertainment ......................................... — 25,223,625 — 25,223,625
Financial Services ...................................... — 70,027,411 — 70,027,411
Food Products ......................................... — 28,691,053 — 28,691,053
Gas Utilities ........................................... — 5,781,113 — 5,781,113
Ground Transportation ................................... — 46,544,745 — 46,544,745
Health Care Equipment & Supplies ........................... — 23,757,724 — 23,757,724
Health Care Providers & Services ............................ — 77,217,439 — 77,217,439
Health Care REITs ...................................... — 9,353,639 — 9,353,639
Health Care Technology .................................. — 1,046,205 — 1,046,205
Hotel & Resort REITs .................................... — 4,806,887 — 4,806,887
Hotels, Restaurants & Leisure .............................. — 186,315,622 — 186,315,622
Household Durables ..................................... — 17,521,450 — 17,521,450
Household Products ..................................... — 4,443,077 — 4,443,077
Independent Power and Renewable Electricity Producers ............ — 11,316,777 — 11,316,777
Industrial Conglomerates .................................. — 727,727 — 727,727
Industrial REITs ........................................ — 782,750 — 782,750
Insurance ............................................ — 122,980,745 — 122,980,745
Interactive Media & Services ............................... — 1,443,071 — 1,443,071
IT Services ........................................... — 31,967,680 — 31,967,680
Leisure Products ....................................... — 3,405,402 — 3,405,402
Life Sciences Tools & Services .............................. — 4,954,117 — 4,954,117
Machinery ............................................ — 39,683,081 — 39,683,081
Marine Transportation .................................... — 1,199,568 — 1,199,568
Media ............................................... — 127,394,543 — 127,394,543
Metals & Mining ........................................ — 85,171,005 — 85,171,005
Mortgage Real Estate Investment Trusts (REITs) .................. — 3,133,130 — 3,133,130
Multi-Utilities .......................................... — 11,969,769 — 11,969,769
Office REITs .......................................... — 4,698,544 — 4,698,544
Oil, Gas & Consumable Fuels ............................... — 340,321,491 — 340,321,491
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Level 1 Level 2 Level 3 Total
Paper & Forest Products .................................. $ — $ 2,734,406 $ — $ 2,734,406
Passenger Airlines ...................................... — 46,671,387 — 46,671,387
Personal Care Products .................................. — 2,989,376 — 2,989,376
Pharmaceuticals ....................................... — 38,974,537 — 38,974,537
Professional Services .................................... — 13,926,893 — 13,926,893
Real Estate Management & Development ....................... — 50,716,289 — 50,716,289
Residential REITs ....................................... — 1,296,230 — 1,296,230
Retail REITs .......................................... — 8,795,583 — 8,795,583
Semiconductors & Semiconductor Equipment .................... — 41,698,060 — 41,698,060
Software ............................................. — 128,052,298 — 128,052,298
Specialized REITs ...................................... — 22,326,876 — 22,326,876
Specialty Retail ........................................ — 50,859,377 — 50,859,377
Technology Hardware, Storage & Peripherals .................... — 10,417,669 — 10,417,669
Textiles, Apparel & Luxury Goods ............................ — 8,351,871 — 8,351,871
Tobacco ............................................. — 4,835,978 — 4,835,978
Trading Companies & Distributors ............................ — 37,924,745 — 37,924,745
Transportation Infrastructure ............................... — 584,527 — 584,527
Water Utilities ......................................... — 759,719 — 759,719
Wireless Telecommunication Services ......................... — 54,129,948 — 54,129,948
Equity-Linked Notes ...................................... — 1,221,162,629 — 1,221,162,629
Floating Rate Loan Interests
Aerospace & Defense .................................... — 13,695,352 — 13,695,352
Automobile Components .................................. — 7,223,031 — 7,223,031
Automobiles .......................................... — 1,920,620 — 1,920,620
Beverages ........................................... — 6,119,401 — 6,119,401
Broadline Retail ........................................ — 5,912,433 1,630,309 7,542,742
Building Products ....................................... — 6,711,800 — 6,711,800
Capital Markets ........................................ — 13,194,934 9,334,697 22,529,631
Chemicals ............................................ — 23,363,715 931,463 24,295,178
Commercial Services & Supplies ............................. — 23,393,472 — 23,393,472
Communications Equipment ................................ — 1,978,586 — 1,978,586
Construction & Engineering ................................ — 3,915,257 13,978,828 17,894,085
Construction Materials .................................... — 4,664,283 — 4,664,283
Consumer Staples Distribution & Retail ........................ — 15,199,523 — 15,199,523
Containers & Packaging .................................. — 7,061,128 — 7,061,128
Distributors ........................................... — 1,360,867 — 1,360,867
Diversified Consumer Services .............................. — 12,854,661 1,640,615 14,495,276
Diversified REITs ....................................... — 2,222,515 — 2,222,515
Diversified Telecommunication Services ........................ — 22,858,684 — 22,858,684
Electric Utilities ........................................ — 777,406 — 777,406
Electrical Equipment ..................................... — 2,131,527 — 2,131,527
Electronic Equipment, Instruments & Components ................. — 1,235,446 — 1,235,446
Energy Equipment & Services .............................. — 3,221,654 — 3,221,654
Entertainment ......................................... — 23,121,761 — 23,121,761
Financial Services ...................................... — 21,039,905 117,273,310 138,313,215
Food Products ......................................... — 20,257,656 — 20,257,656
Ground Transportation ................................... — 3,841,249 — 3,841,249
Health Care Equipment & Supplies ........................... — 9,296,105 — 9,296,105
Health Care Providers & Services ............................ — 13,755,721 — 13,755,721
Health Care Technology .................................. — 10,139,807 — 10,139,807
Hotels, Restaurants & Leisure .............................. — 40,569,282 5,322,863 45,892,145
Household Durables ..................................... — 5,934,465 2,647,573 8,582,038
Household Products ..................................... — 3,322,782 — 3,322,782
Independent Power and Renewable Electricity Producers ............ — 1,468,803 — 1,468,803
Insurance ............................................ — 25,447,789 — 25,447,789
Interactive Media & Services ............................... — 7,371,396 — 7,371,396
IT Services ........................................... — 16,948,671 — 16,948,671
Leisure Products ....................................... — 2,163,874 — 2,163,874
Life Sciences Tools & Services .............................. — 14,449,970 — 14,449,970
Machinery ............................................ — 25,146,341 — 25,146,341
Media ............................................... — 19,580,264 2,669,701 22,249,965
Metals & Mining ........................................ — 4,178,690 — 4,178,690
Oil, Gas & Consumable Fuels ............................... — 9,908,583 — 9,908,583
Passenger Airlines ...................................... — 14,083,635 — 14,083,635
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Level 1 Level 2 Level 3 Total
Personal Care Products .................................. $ — $ 6,444,751 $ — $ 6,444,751
Pharmaceuticals ....................................... — 9,658,457 2,806,812 12,465,269
Professional Services .................................... — 23,196,422 2,151,886 25,348,308
Real Estate Management & Development ....................... — 2,925,619 — 2,925,619
Semiconductors & Semiconductor Equipment .................... — 2,384,837 — 2,384,837
Software ............................................. — 59,091,412 — 59,091,412
Specialty Retail ........................................ — 11,006,104 — 11,006,104
Textiles, Apparel & Luxury Goods ............................ — 1,716,696 — 1,716,696
Trading Companies & Distributors ............................ — 6,893,267 1,959,349 8,852,616
Transportation Infrastructure ............................... — 2,019,247 1,340,372 3,359,619
Wireless Telecommunication Services ......................... — 3,429,976 — 3,429,976
Foreign Agency Obligations ................................. — 66,840,353 — 66,840,353
Foreign Government Obligations .............................. — 157,721,135 — 157,721,135
Investment Companies .................................... 727,623,826 — — 727,623,826
Non-Agency Mortgage-Backed Securities ........................ — 870,757,427 — 870,757,427
Preferred Securities
Banks ............................................... 5,709,299 36,608,849 — 42,318,148
Capital Markets ........................................ — 19,070,650 — 19,070,650
Commercial Services & Supplies ............................. — 10,882,440 — 10,882,440
Consumer Finance ...................................... 5,284,498 53,391,211 — 58,675,709
Electric Utilities ........................................ — 19,566,480 — 19,566,480
Financial Services ...................................... — 13,392,055 — 13,392,055
Independent Power and Renewable Electricity Producers ............ — 1,724,601 — 1,724,601
Industrial Conglomerates .................................. — 228,599 — 228,599
Insurance ............................................ 17,529,750 23,102,130 — 40,631,880
Multi-Utilities .......................................... — 8,404,200 — 8,404,200
Oil, Gas & Consumable Fuels ............................... 386,912 36,100,845 — 36,487,757
Technology Hardware, Storage & Peripherals .................... — 25,961,628 — 25,961,628
U.S. Government Sponsored Agency Securities .................... — 5,333,503 — 5,333,503
Warrants .............................................. 14,175 — — 14,175
Short-Term Securities
Money Market Funds ...................................... 676,115,527 — — 676,115,527
Options Purchased
Equity contracts .......................................... 30,636 5,593,286 — 5,623,922
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (8,031) (375,688) (383,719)
$ 2,988,428,090 $ 9,899,645,862 $ 163,413,751 $ 13,051,487,703
Investments Valued at NAV
(b)
...................................... 65,136,512
$ —
$ 13,116,624,215
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 290,639 $ — $ 290,639
Equity contracts ........................................... 469,292 — — 469,292
Foreign currency exchange contracts ............................ 52,400 70,067 — 122,467
Interest rate contracts ....................................... 76,049,954 — — 76,049,954
Liabilities
Credit contracts ........................................... — (661,684) — (661,684)
Equity contracts ........................................... (98,912) (5,677,925) — (5,776,837)
Foreign currency exchange contracts ............................ (19,279,532) (2,094,665) — (21,374,197)
Interest rate contracts ....................................... (3,763,198) — — (3,763,198)
$ 53,430,004 $ (8,073,568) $ — $ 45,356,436
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2022 ....................................... $ 10,267,248 $ 72,638 $ 12,110,810 $ 187,906,300 $ 72,835,034 $ (515,438) $ 282,676,592
Transfers into Level 3 ................................................. — — — 8,957,775 — — 8,957,775
Transfers out of Level 3 ................................................ (10,267,248) — (1,481,490) (12,288,919) (55,902,598) — (79,940,255)
Accrued discounts/premiums ............................................. — — (27,937) 135,804 19,048 — 126,915
Net realized loss ..................................................... — (42,332) (1,320,800) (2,363,697) (528,012) — (4,254,841)
Net change in unrealized appreciation (depreciation)
(a)
............................ — 23,503 (12,514,050) (1,484,694) 312,748 139,750 (13,522,743)
Purchases ......................................................... — 26,967,059 13,646,987 1,146,988 — — 41,761,034
Sales ............................................................ — (26,919,207) (10,413,520) (18,321,779) (16,736,220) — (72,390,726)
Closing balance, as of April 30, 2023 ........................................
$ — $ 101,661 $ — $ 163,687,778 $ — $ (375,688) $ 163,413,751
Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2023
(a)
.
$ — $ (26,885,673) $ — $ (2,075,874) $ — $ 139,750 $ (28,821,797)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $17,504,053. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Floating Rate Loan Interests ...................... $ 145,909,698 Income Credit Spread 394-600 475
Estimated Recovery
Value
50%
$ 145,909,698
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate